UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-09491
Allianz Variable Insurance Products Trust
(Exact name of registrant as specified in charter)

5701 Golden Hills Drive, Minneapolis, MN	55416-1297

(Address of principal executive offices)	(Zip code)
BISYS Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219-8006

(Name and address of agent for service)
Registrant’s telephone number, including area code: 800-624-0197
Date of fiscal year end: December 31
Date of reporting period: March 31, 2007

Item 1. Schedule of Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL AIM Basic Value Fund
Schedule of Portfolio Investments	March 31, 2007
(Unaudited)

	Security	Fair
Shares	Description	Value
Common Stocks (99.0%):
Banking/Financial Services (16.5%):
86,764	Bank of New York Co., Inc.	$3,518,280
109,600	Citigroup, Inc.	5,626,864
95,837	Fannie Mae	5,230,783
75,240	H&R Block, Inc.	1,583,050
128,740	JPMorgan Chase & Co.	6,228,442
39,598	Merrill Lynch & Co., Inc.	3,233,969
43,545	Morgan Stanley	3,429,604

		28,850,992

Building Products (2.9%):
157,508	Cemex SA de CV, ADR ^	5,158,387

Computers (5.6%):
256,481	Dell, Inc. *	5,952,924
142,969	Microsoft Corp.	3,984,546

		9,937,470

Electronics (5.3%):
220,093	CA, Inc.	5,702,609
53,733	KLA-Tencor Corp.	2,865,044
22,602	Philips Electronics NV ^	861,136

		9,428,789

Health Care (10.6%):
94,822	Cardinal Health, Inc.	6,917,265
48,268	Sanofi-Aventis	4,202,524
142,214	UnitedHealth Group, Inc.	7,533,075

		18,652,864

Insurance (3.6%):
63,945	ACE, Ltd.	3,648,702
25,495	American International Group, Inc.	1,713,774
30,600	Marsh & McLennan Companies, Inc.	896,274

		6,258,750

Manufacturing (12.0%):
82,850	American Standard Cos., Inc.	4,392,707
119,844	General Electric Co.	4,237,684
53,000	Illinois Tool Works, Inc.	2,734,800
213,753	Tyco International, Ltd.	6,743,908
106,707	Unilever NV	3,112,853

		21,221,952

Oil/Gas (7.3%):
146,150	Halliburton Co. ^	4,638,800
55,005	Transocean, Inc. *	4,493,909
81,379	Weatherford International, Ltd. *	3,670,193

		12,802,902

Pharmaceuticals (4.5%):
149,370	Pfizer, Inc.	3,773,086
82,437	Wyeth	4,124,323

		7,897,409

Retail/Wholesale (9.8%):
168,385	Gap, Inc.	2,897,906
90,441	Home Depot, Inc.	3,322,802
51,435	Kroger Co.	1,453,039
49,884	Molson Coors Brewing Co., Class B ^	4,720,024
82,832	Target Corp.	4,908,624

		17,302,395

	Security	Fair
Shares	Description	Value
Services (16.9%):
70,000	Apollo Group, Inc., Class A *	3,073,000
200,627	First Data Corp.	5,396,866
470,343	Interpublic Group of Cos., Inc. * ^	5,789,923
48,129	Omnicom Group, Inc.	4,927,447
85,253	Waste Management, Inc.	2,933,556
77,680	Waters Corp. *	4,505,440
136,859	Western Union Co	3,004,055

		29,630,287

Telecommunication Services (1.8%):
169,364	Sprint Nextel Corp.	3,211,141

Travel/Entertainment (2.2%):
114,914	Walt Disney Co.	3,956,489

Total Common Stocks (Cost $136,087,216)		174,309,827

Collateral for Securities on Loan (11.6%):
20,526,590	Northern Trust Liquid Institutional Asset Portfolio	20,526,590

Total Collateral for Securities on Loan (Cost $20,526,590)		20,526,590

Deposit Account (1.1%):
2,009,135	NTRS London Deposit Account	2,009,135

Total Deposit Account (Cost $2,009,135)		2,009,135

Total Investments (Cost $158,622,941) (a) — 111.7%		196,845,552
Net other assets (liabilities) — (11.7)%		(20,561,055)

NET ASSETS — 100.0%		$176,284,497

Percentages indicated are based on net assets of $176,284,497.

*	Non-income producing security.

^	All or a portion of security is loaned as of March 31, 2007.
ADR — American Depositary Receipt.
(a)   Cost for federal income tax purposes is $158,963,279. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$41,696,708
Unrealized depreciation	(3,814,435)

Net unrealized appreciation	$37,882,273

The following represents the concentrations by country as of March 31, 2007 based upon the total fair value of investments.

Country	Percentage
United States	81.9%
Bermuda	5.9%
Cayman Islands	4.6%
Mexico	2.9%
France	2.4%
Netherlands	2.3%

100.0%

See notes to schedules of portfolio investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL AIM International Equity Fund
Schedule of Portfolio Investments	March 31, 2007
(Unaudited)

	Security	Fair
Shares	Description	Value
Common Stocks (95.8%):
Automobiles (4.4%):
58,100	Denso Corp.	$2,144,944
193,800	Nissan Motor Co., Ltd.	2,074,929
3,741	Porsche AG	5,713,350
75,000	Toyota Motor Corp.	4,804,167

		14,737,390

Banking/Financial Services (17.3%):
441,087	Akbank T.A.S.	2,946,382
251,683	Anglo Irish Bank Corp. plc	5,365,974
120,914	Babcock & Brown, Ltd. ^	2,682,445
166,846	Banco Santander Central Hispano SA	2,974,017
49,279	BNP Paribas, Inc.	5,157,291
97,164	Commerzbank AG	4,294,001
47,783	Credit Suisse Group	3,436,075
8,002	Deutsche Boerse AG	1,837,849
41,800	Hana Financial Group, Inc.	2,166,942
51,173	Housing Development Finance Corp., Ltd.	1,787,344
25,957	ING Groep NV	1,097,849
23,730	KBC Bankverzekeringsholding	2,956,272
378	Mizuho Financial Group, Inc.	2,419,194
12,320	ORIX Corp.	3,204,493
55,274	OTP Bank Nyrt.	2,526,803
23,918	Societe Generale ^	4,140,758
163,724	Standard Bank Group, Ltd.	2,398,666
90,012	UBS AG, Registered Shares *	5,362,811
156,000	United Overseas Bank, Ltd.	2,159,874

		58,915,040

Beverages (3.3%):
42,455	Companhia de Bebidas das Americas, ADR ^	2,333,327
80,464	Heineken Holding NV	3,566,585
73,780	InBev NV	5,333,534

		11,233,446

Chemicals (3.4%):
33,713	Henkel KGaA ^	4,988,379
34,276	Syngenta AG	6,538,996

		11,527,375

Computers (2.9%):
70,400	Hitachi High-Technologies Corp.	1,911,008
527,764	Hon Hai Precision Industry Co., Ltd.	3,534,371
89,921	Infosys Technologies, Ltd., ADR ^	4,518,529

		9,963,908

Construction (2.2%):
48,117	Vinci SA	7,470,770

Electronics (6.7%):
60,650	Canon, Inc.	3,254,186
77,300	Casio Computer Co., Ltd. ^	1,681,461
41,000	FANUC, Ltd.	3,788,506
53,500	Hoya Corp.	1,764,760
49,600	Ibiden Co., Ltd.	2,554,449
10,270	Keyence Corp.	2,321,158
198,500	MediaTek, Inc.	2,269,356

	Security	Fair
Shares	Description	Value
5,090	Samsung Electronics Co., Ltd.	3,043,326
168,867	Taiwan Semiconductor Manufacturing Co., Ltd., ADR ^	1,815,320

		22,492,522

Food (1.4%):
11,874	Nestle SA, Registered Shares	4,617,732

Health Care (1.8%):
34,993	Roche Holding AG	6,200,994

Insurance (4.1%):
177,591	Aviva plc	2,619,820
97,551	Axa ^	4,158,324
65,054	Manulife Financial Corp. ^	2,237,605
529,000	Ping An Insurance (Group) Co. of China, Ltd. ^	2,570,863
95,807	QBE Insurance Group, Ltd. ^	2,439,953

		14,026,565

Manufacturing (12.2%):
153,000	Assa Abloy AB, Class B	3,525,582
91,400	Atlas Copco AB, Class A	3,043,345
45,577	Bharat Heavy Electricals, Ltd.	2,371,843
19,472	Continental AG	2,511,423
87,775	CRH plc	3,748,625
12,535	Hyundai Heavy Industries Co., Ltd.	2,502,467
70,200	JSR Corp.	1,608,485
95,400	Komatsu, Ltd.	1,984,590
39,161	MAN AG	4,551,747
13,048	Puma AG ^	4,774,392
78,556	Reckitt Benckiser plc	4,093,365
38,698	Siemens AG	4,139,011
86,400	Suzuki Motor Corp.	2,228,848

		41,083,723

Media (1.0%):
271,998	Informa Group Co. plc	3,260,294

Metals/Mining (1.2%):
166,640	BHP Billiton plc ^	4,036,755

Oil/Gas (6.7%):
44,801	Canadian Natural Resources, Ltd.	2,474,496
139,830	Eni Spa	4,537,708
20,260	Lukoil, ADR ^	1,747,921
145,010	Petoleum Geo-Services *	3,773,188
18,191	Petroleo Brasileiro SA, ADR	1,625,366
47,556	Suncor Energy, Inc.	3,619,645
69,100	Total SA	4,827,777

		22,606,101

Pharmaceuticals (5.7%):
67,622	Bayer AG ^	4,323,987
23,157	Merck KGaA ^	2,981,772
37,152	Novo Nordisk A/S, Series B ^	3,383,755
176,783	Shire plc	3,653,872
135,477	Teva Pharmaceutical Industries, Ltd., ADR ^	5,070,905

		19,414,291

Retail/Wholesale (6.6%):
96,500	AEON Co., Ltd.	1,913,902
82,526	Compagnie Financiere Richemont AG	4,622,307
297,400	Esprit Holdings, Ltd.	3,485,529
78,355	Industria de Diseno Textil SA ^	4,880,285
460,000	Li & Fung, Ltd.	1,452,385
410,148	Tesco plc	3,588,756
540,700	Wal-Mart de Mexico SA de CV, Series V	2,309,201

		22,252,365

	Security	Fair
Shares	Description	Value
Services (9.2%):
266,506	Brambles Ltd. * ^	2,937,037
54,700	Cap Gemini SA ^	4,172,170
204,339	Capita Group plc	2,748,291
156,284	Enterprise Inns plc	2,058,647
67,776	Grupo Televisa SA, ADR ^	2,019,725
251,000	Hutchison Whampoa, Ltd. ^	2,415,784
508,352	International Power plc	3,972,055
211,000	Keppel Corp., Ltd.	2,643,125
79,810	OPAP SA	3,062,578
335,442	WPP Group plc	5,090,236

		31,119,648

Telecommunications (2.1%):
67,118	America Movil SA de CV, Series L, ADR	3,207,569
2,038,000	PT Telekomunikasi Indonesia	2,196,349
71,828	Telkom South Africa, Ltd.	1,641,247

		7,045,165

Tobacco (2.2%):
115,832	Imperial Tobacco Group plc	5,197,398
118,600	Swedish Match AB	2,122,419

		7,319,817

Transportation (1.4%):
195,100	All America Latina Logistica	2,366,628
56,789	Canadian National Railway Co.	2,505,369

		4,871,997

Total Common Stocks (Cost $248,765,830)		324,195,898

Deposit Account (5.0%):
16,753,542	NTRS London Deposit Account	16,753,542

Total Deposit Account (Cost $16,753,542)		16,753,542

Collateral for Securities on Loan (16.7%):
56,398,787	Northern Trust Liquid Institutional Asset Portfolio	56,398,787

Total Collateral for Securities on Loan (Cost $56,398,787)		56,398,787

Total Investments (Cost $321,918,159) (a) — 117.5%		397,348,227
Net other assets (liabilities) — (17.5)%		(59,269,403)

NET ASSETS — 100.0%		$338,078,824

Percentages indicated are based on net assets of $338,078,824.

*	Non-income producing security.

^	All or a portion of security is loaned as of March 31, 2007.
ADR — American Depositary Receipt.
     (a) Cost for federal income tax purposes is $322,671,822. The gross unrealized appreciation/(depreciation) on a tax basis is as            follows:

Unrealized appreciation	$78,526,570
Unrealized depreciation	(3,850,165)

Net unrealized appreciation	$74,676,405

          As of March 31, 2007 the fund’s foreign currency exchange contracts were as follows:

				Unrealized
	Delivery	Contract		Appreciation/
	Date	Amount	Fair Value	Depreciation
Long
Delivered US Dollars in exchange for 158,973 Euro Dollars	04/02/07	$211,752	$212,341	$589
Delivered US Dollars in exchange for 11,145,000 Hong Kong Dollars	04/03/07	$1,426,304	$1,426,663	$359
Delivered US Dollars in exchange for 5,179,911 Swedish Krone	04/02/07	$739,881	$742,054	$2,173
Delivered US Dollars in exchange for 4,814,942 Swedish Krone	04/03/07	$686,867	$689,886	$3,019

The following represents the concentrations by country of risk as of March 31, 2007 based upon the total fair value of investments.

Country	Percentage
Germany	11.8%
Japan	11.6%
United Kingdom	10.5%
Switzerland	9.0%
France	8.7%
United States	4.9%
Australia	3.6%
Canada	3.2%
Ireland	2.7%
Sweden	2.6%
India	2.6%
Belgium	2.4%
Spain	2.3%
Korea	2.3%
Taiwan	2.2%
Mexico	2.2%
Hong Kong	2.2%
Brazil	1.9%
Israel	1.5%
Singapore	1.4%
Netherlands	1.4%
Italy	1.3%
South Africa	1.2%
Norway	1.1%
Denmark	1.0%
Greece	0.9%
Turkey	0.9%
China	0.8%
Hungary	0.7%
Indonesia	0.6%
Russian Federation	0.5%

100.0%

See notes to schedules of portfolio investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Columbia Technology Fund
Schedule of Portfolio Investments	March 31, 2007
(Unaudited)

	Security	Fair
Shares	Description	Value
Common Stocks (98.6%):
Consumer Discretionary (3.8%):
1,860	Ctrip.com International, Ltd., ADR ^	$124,592
8,360	Garmin, Ltd. ^	452,694
13,590	IAC/InterActiveCorp *	512,479
11,133	National Cimemedia, Inc. *	297,251
19,890	Net Servicos de Comunicacao SA ^	268,714
4,660	Priceline.com, Inc. * ^	248,192

		1,903,922

Health Care (1.3%):
7,410	BioMarin Pharmaceutical, Inc. * ^	127,897
2,810	Kyphon, Inc. * ^	126,843
5,420	Thermo Fisher Scientific, Inc. *	253,385
2,580	Varian Medical Systems, Inc. *	123,040

		631,165

Industrials (1.9%):
6,000	Energy Conversion Devices, Inc. *(a)	209,640
3,170	Huron Consulting Group, Inc. *	192,863
32,860	Ionatron, Inc. * ^	153,128
4,030	Kenexa Corp. * ^	125,454
5,300	Monster Worldwide, Inc. *	251,060

		932,145

Information Technology (80.5%):
5,290	Acacia Research *	83,688
13,410	Accenture, Ltd., Class A	516,821
5,910	Activision, Inc. *	111,935
12,420	Adobe Systems, Inc. *	517,914
13,640	Amdocs, Ltd. * ^	497,587
4,940	ANSYS, Inc. * ^	250,804
7,270	Apple Computer, Inc. *	675,456
19,920	ASML Holding NV, NY Registered Shares * ^	493,020
10,210	Atheros Communications * ^	244,325
24,840	ATMI, Inc. *	759,359
12,900	Autodesk, Inc. *	485,040
1,560	Baidu.com, Inc. * ^	150,618
13,860	BMC Software, Inc. *	426,749
12,540	Broadcom Corp., Class A *	402,158
31,170	Brocade Communications Systems, Inc. * ^	296,738
13,320	Business Objects SA, ADR * ^	482,051
8,420	CA, Inc.	218,162
23,737	Cadence Design Systems, Inc. *	499,901
10,120	Check Point Software Technologies, Ltd. *	225,474
19,380	Cisco Systems, Inc. *	494,771
18,406	Citrix Systems, Inc. *	589,544
38,220	Cogent, Inc. * ^	514,059
15,030	Cognizant Technology Solutions Corp. *	1,326,698
3,120	Cognos, Inc. *	122,897
4,290	Computer Sciences Corp. *	223,638
25,030	Comtech Group, Inc. * ^	437,524
10,550	Comverse Technology, Inc. * ^	225,243
12,340	Concur Technologies, Inc. * ^	215,456
21,310	Corning, Inc. *	484,589
17,140	Daktronics, Inc. ^	470,322

	Security	Fair
Shares	Description	Value
5,040	DivX, Inc. * ^	101,002
12,527	Double-Take Software, Inc. * ^	169,240
7,950	DST Systems, Inc. * ^	597,840
7,420	eBay, Inc. *	245,973
10,890	Emulex Corp. *	199,178
9,060	Equinix, Inc. * ^	775,808
16,980	Ericsson (LM), SP ADR	629,788
9,130	Fiserv, Inc. *	484,438
18,265	Global Payments, Inc.	622,106
2,273	Google, Inc., Class A *	1,041,398
14,120	Harris Corp.	719,414
12,120	Hewlett-Packard Co.	486,497
6,800	Hittite Microwave Corp. * ^	273,156
5,260	I2 Technologies, Inc. * ^	126,240
23,280	Intel Corp.	445,346
34,280	Intersil Corp.	908,077
12,320	Intuit, Inc. *	337,075
19,662	Iomega Corp. * ^	73,733
4,640	KLA Tencor Corp.	247,405
43,453	Knot, Inc. (The) * ^	935,543
32,247	Kongzhong Corp., ADR * ^	226,696
7,770	Lam Research Corp. *	367,832
23,930	LSI Logic Corp. *	249,829
24,250	Marvell Technology Group, Ltd. *	407,643
9,490	McAfee, Inc. *	275,969
21,379	MEMC Electronic Materials, Inc. *	1,295,140
4,480	MICROS Systems, Inc. *	241,875
11,540	Microsoft Corp.	321,620
27,070	Mips Technologies, Inc. * ^	241,735
55,035	MoSys, Inc. * ^	462,294
5,180	NCR Corp. *	247,449
17,110	Network Appliance, Inc. *	624,857
1,700	Nintendo Co., Ltd.	493,163
72,620	Nokia Corp., ADR	1,664,449
30,854	Nuance Communications, Inc. * ^	472,375
8,500	NVIDIA Corp. *	244,630
16,835	Omniture, Inc. * ^	306,902
28,410	Openwave Systems, Inc. * ^	231,542
28,270	Oracle Corp. *	512,535
18,770	QUALCOMM, Inc.	800,728
48,030	Quantum Corp. * ^	129,681
3,680	Research In Motion, Ltd. *	502,283
30,370	Rightnow Technologies, Inc. * ^	497,461
30,380	Riverbed Technology, Inc. * ^	839,703
25,900	ROO Group, Inc. * ^	74,851
12,740	Salesforce.com, Inc. *	545,527
9,900	SanDisk Corp. * ^	433,620
10,370	Satyam Computer Services, Ltd., ADR ^	235,399
17,220	Seagate Technology ^	401,226
25,880	Siliconware Precision, SP ADR	253,883
6,890	SiRF Technology Holdings, Inc. * ^	191,266
9,430	Sohu.com, Inc. * ^	202,085
14,295	Switch and Data, Inc. *	259,025
29,280	Symantec Corp. *	506,544
57,540	Tellabs, Inc. *	569,646
11,490	Tessera Technologies, Inc. * ^	456,613
8,970	THQ, Inc. *	306,684
4,240	Transaction Systems Architects, Inc. * ^	137,334
22,380	Tyler Technologies, Inc. *	284,226
2,130	Ultimate Software Group, Inc. * ^	55,785
26,370	Verigy Ltd. * ^	618,904
9,650	VeriSign, Inc. *	242,408
7,140	Vocus, Inc. * ^	143,728
11,730	Western Digital Corp. *	197,181
12,530	Wind River Systems, Inc. * ^	124,548
8,030	Yahoo! Inc. *	251,259

		40,011,931

	Security	Fair
Shares	Description	Value
Materials (0.5%):
2,100	Carpenter Technology Corp.	253,596

Telecommunication Services (10.6%):
21,896	American Tower Corp., Class A *	852,850
16,240	Cogent Communications Group, Inc. * ^	383,751
9,940	Crown Castle International Corp. *	319,372
28,560	Dobson Communications Corp., Class A * ^	245,330
22,820	InPhonic, Inc. * ^	248,738
3,640	Leap Wireless International, Inc. *	240,167
52,700	Linktone, Ltd., ADR * ^	175,491
6,700	Millicom International Cellular S.A. * ^	525,012
7,400	NII Holdings, Inc. *	548,932
18,360	SBA Communications Corp., Class A *	542,538
73,430	Tele2 AB, Class B	1,207,154

		5,289,335

Total Common Stocks (Cost $43,971,780)		49,022,094

Collateral for Securities on Loan (27.0%):
13,406,532	Northern Trust Liquid Institutional Asset Portfolio	13,406,532

Total Collateral for Securities on Loan (Cost $13,406,532)		13,406,532

Deposit Account (0.1%):
55,944	NTRS London Deposit Account	55,944

Total Deposit Account (Cost $55,944)		55,944

Total Investments (Cost $57,434,256) (b) — 125.7%		62,484,570
Net other assets (liabilities) — (25.7)%		(12,760,593)

NET ASSETS — 100.0%		$49,723,977

Percentages indicated are based on net assets of $49,723,977.

*	Non-income producing security.

^	All or a portion of security is loaned as of March 31, 2007. ADR — American Depositary Receipt.
(a) Rule 144A, Sector 4(2) or other security which is restricted as to resale to institutional investors. The manager has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of March 31, 2007, those securities represent 0.42% of the net assets in the Fund.
(b) Cost for federal income tax purposes is $57,777,945. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$6,115,144
Unrealized depreciation	(1,408,519)

Net unrealized appreciation	$4,706,625

The following represents the concentrations by country as of March 31, 2007 based upon the total fair value of investments.

Country	Percentage
United states	78.3%
Sweden	3.7%
Finland	3.4%
Cayman Islands	3.1%
Bermuda	2.9%
Canada	1.3%
Singapore	1.2%
Luxembourg	1.1%
Japan	1.0%
Guernsey	1.0%
France	1.0%
Brazil	0.6%
Israel	0.5%
Taiwan	0.5%
India	0.4%

100.0%

See notes to schedules of portfolio investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Davis NY Venture Fund
Schedule of Portfolio Investments	March 31, 2007
(Unaudited)

	Security	Fair
Shares	Description	Value
Common Stocks (97.5%):
Banking & Financial Services (23.6%):
470,900	American Express Co. ^	$26,558,760
106,100	Ameriprise Financial, Inc. ^	6,062,554
244,100	Citigroup, Inc.	12,532,094
87,900	Commerce Bancorp, Inc. ^	2,934,102
82,500	E*TRADE Financial Corp. * ^	1,750,650
824,550	HSBC Holdings plc	14,446,605
425,636	JPMorgan Chase & Co.	20,592,270
201,000	Mellon Financial Corp.	8,671,140
113,600	Moody’s Corp. ^	7,050,016
48,300	Morgan Stanley	3,804,108
25,300	State Street Corp. ^	1,638,175
222,884	Wachovia Corp.	12,269,764
401,100	Wells Fargo & Co.	13,809,873

		132,120,111

Computers (3.6%):
245,806	Dell, Inc. *	5,705,157
83,800	Hewlett-Packard Co.	3,363,732
396,400	Microsoft Corp.	11,047,668

		20,116,557

Consumer Durables & Apparel (0.2%):
14,092	Hunter Douglas	1,244,720

E-Commerce (0.9%):
87,400	Amazon.com, Inc. *	3,477,646
29,100	Expedia, Inc. * ^	674,538
30,100	IAC/InterActiveCorp * ^	1,135,071

		5,287,255

Food, Beverages & Tobacco (7.7%):
314,200	Altria Group, Inc.	27,589,902
96,900	Diageo plc, ADR ^	7,844,055
93,976	Heineken Holding NV	4,165,508
66,900	Hershey Co. ^	3,656,754

		43,256,219

Health Care (2.6%):
63,300	Cardinal Health, Inc.	4,617,735
38,600	Express Scripts, Inc. * ^	3,115,792
131,100	UnitedHealth Group, Inc.	6,944,367

		14,677,894

Insurance (14.5%):
25,100	Ambac Financial Group, Inc. ^	2,168,389
345,400	American International Group, Inc.	23,217,787
108,400	Aon Corp. ^	4,114,864
143	Berkshire Hathaway, Inc., Class A *	15,585,570
170	Berkshire Hathaway, Inc., Class B *	618,800
39,900	Chubb Corp.	2,061,633
7,700	Everest Re Group, Ltd. ^	740,509
287,200	Loews Corp. ^	13,047,496
1,090	Markel Corp. * ^	528,465
15,200	Millea Holdings, Inc.	558,998
32,900	Principal Financial Group, Inc.	1,969,723
503,300	Progressive Corp.	10,982,006
18,700	Sun Life Financial, Inc. ^	848,980
73,100	Transatlantic Holdings, Inc. ^	4,760,272

		81,203,492

	Security	Fair
Shares	Description	Value
Manufacturing (9.6%):
15,300	Agilent Technologies, Inc. *	515,457
1,867,400	China Coal Energy Co., Shares H *	1,990,114
106,300	Harley-Davidson, Inc.	6,245,125
51,000	Martin Marietta Materials, Inc. ^	6,895,200
331,800	Sealed Air Corp. ^	10,484,880
676,200	Tyco International, Ltd.	21,334,110
55,200	Vulcan Materials Co. ^	6,429,696

		53,894,582

Media (5.6%):
518,100	Comcast Corp., Class A * ^	13,196,007
20,200	Gannett Co., Inc.	1,137,058
55,400	Lagardere S.C.A.	4,271,973
15,690	Liberty Media Holding Corp.-Capital, Series A *	1,735,157
410,700	News Corp., Class A ^	9,495,384
22,100	WPP Group plc, ADR ^	1,679,379

		31,514,958

Minerals (0.4%):
56,500	BHP Billiton plc	1,262,563
20,000	Rio Tinto plc	1,139,712

		2,402,275

Oil & Gas (11.6%):
117,100	Canadian Natural Resources, Ltd. ^	6,462,749
332,700	ConocoPhillips	22,740,045
180,300	Devon Energy Corp.	12,480,366
147,200	EOG Resources, Inc. ^	10,501,248
174,100	Occidental Petroleum Corp.	8,584,871
54,800	Transocean, Inc. *	4,477,160

		65,246,439

Real Estate Investment Trusts (1.6%):
136,300	General Growth Properties, Inc.	8,800,891

Retail (9.6%):
67,100	Avon Products, Inc.	2,500,146
85,800	Bed Bath & Beyond, Inc. *	3,446,586
57,200	CarMax, Inc. *	1,403,688
341,900	Costco Wholesale Corp.	18,407,896
213,949	CVS/Caremark Corp.	7,304,219
76,350	Liberty Media Holding Corp.-Interactive, Series A * ^	1,818,657
83,700	Lowe’s Cos., Inc.	2,635,713
90,000	Procter & Gamble Co.	5,684,400
15,500	Sears Holdings Corp. * ^	2,792,480
165,800	Wal-Mart Stores, Inc.	7,784,310

		53,778,095

Services (3.9%):
34,800	Apollo Group, Inc., Class A *	1,527,720
811,247	China Merchants Holdings International Co., Ltd.	3,422,805
561,320	Cosco Pacific, Ltd.	1,392,731
227,100	H&R Block, Inc.	4,778,184
244,200	Iron Mountain, Inc. * ^	6,380,946
21,400	Kuehne & Nagel International AG *	1,761,661
35,500	United Parcel Service, Inc., Class B	2,488,550

		21,752,597

Telecommunications (2.1%):
60,400	Nokia Oyj, ADR ^	1,384,368
103,600	SK Telecom Co., Ltd., ADR ^	2,426,312
293,500	Sprint Nextel Corp.	5,564,760
96,870	Virgin Media, Inc. ^	2,445,968

		11,821,408

Total Common Stocks (Cost $452,900,342)		547,117,493

	Security	Fair
Shares	Description	Value
Collateral for Securities on Loan (9.8%):
55,200,776	Northern Trust Liquid Institutional Asset Portfolio	55,200,776

Total Collateral for Securities on Loan (Cost $55,200,776)		55,200,776

Deposit Account (3.0%):
16,646,027	NTRS London Deposit Account	16,646,027

Total Deposit Account (Cost $16,646,027)		16,646,027

Total Investments (Cost $524,747,145) (a) — 110.3%		618,964,296
Net other assets (liabilities) — (10.3)%		(57,633,681)

NET ASSETS — 100.0%		$561,330,615

Percentages indicated are based on net assets of $561,330,615.

*	Non-income producing security.

^	All or a portion of a security is loaned as of March 31, 2007.

ADR — American Depositary Receipt.

(a)	Cost for federal income tax purposes is $524,851,996. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$100,301,753
Unrealized depreciation	(6,189,453)

Net unrealized appreciation	$94,112,300

The following represents the concentrations by country as of March 31, 2007 based upon the total fair value of investments.

Country	Percentage
United States	85.1%
United Kingdom	4.7%
Bermuda	3.9%
Canada	1.3%
Netherlands	1.0%
Hong Kong	0.9%
Cayman Islands	0.8%
France	0.8%
Korea	0.4%
China	0.4%
Switzerland	0.3%
Finland	0.3%
Japan	0.1%

Total	100%

See notes to schedules of portfolio investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Dreyfus Founders Equity Growth Fund
Schedule of Portfolio Investments	March 31, 2007
(Unaudited)

	Security	Fair
Shares	Description	Value
Common Stocks (92.3%):
Aerospace & Defense (0.7%):
18,765	Empresa Brasileira de Aeronautica SA, ADR ^	$860,563

Banking & Financial Services (6.1%):
83,782	Charles Schwab Corp.	1,532,373
2,255	Chicago Mercantile Exchange Holdings, Inc.	1,200,697
16,317	Citigroup, Inc.	837,715
9,273	Goldman Sachs Group, Inc.	1,916,080
18,090	Morgan Stanley	1,424,768
12,966	State Street Corp.	839,549

		7,751,182

Computers (22.4%):
85,356	Adobe Systems, Inc. *	3,559,345
35,076	Apple Computer, Inc. *	3,258,911
14,471	Autodesk, Inc. *	544,110
21,952	Automatic Data Processing, Inc.	1,062,477
20,302	Broadcom Corp., Class A *	651,085
21,062	Cognos, Inc. * ^	829,632
38,046	Diebold, Inc. ^	1,815,175
43,163	Electronic Arts, Inc. *	2,173,689
70,016	EMC Corp. *	969,722
3,661	Google, Inc., Class A *	1,677,324
69,838	Hewlett-Packard Co.	2,803,297
188,956	Microsoft Corp.	5,266,205
21,348	SanDisk Corp. * ^	935,042
47,141	Seagate Technology ^	1,098,385
123,598	Sun Microsystems, Inc. *	742,824
43,600	Yahoo!, Inc. *	1,364,244

		28,751,467

E-Commerce (0.6%):
22,754	Ebay, Inc. *	754,295

Electronics (3.3%):
18,756	KLA-Tencor Corp. ^	1,000,070
42,718	Maxim Integrated Products, Inc.	1,255,909
65,777	Texas Instruments, Inc.	1,979,888

		4,235,867

Food (3.6%):
15,878	Cadbury Schweppes plc, ADR	815,653
23,221	Dean Foods Co. * ^	1,085,350
10,343	PepsiCo, Inc.	657,401
25,480	Unilever NV, ADR	744,526
29,579	Whole Foods Market, Inc.	1,326,617

		4,629,547

Health Care (10.4%):
16,871	Allergan, Inc.	1,869,644
22,016	Covance, Inc. *	1,306,429
15,540	Genentech, Inc. *	1,276,145
9,953	Genzyme Corp. *	597,379
39,050	Johnson & Johnson	2,353,154
26,200	Medtronic, Inc.	1,285,372
20,613	Quest Diagnostics, Inc.	1,027,970
24,092	Unitedhealth Group, Inc.	1,276,153
26,435	Zimmer Holdings, Inc. *	2,257,813

		13,250,059

	Security	Fair
Shares	Description	Value
Household (5.0%):
15,975	Clorox Co.	1,017,448
39,043	Colgate-Palmolive Co.	2,607,682
11,475	Masco Corp.	314,415
39,301	Procter & Gamble Co.	2,482,251

		6,421,796

Insurance (0.8%):
14,371	American International Group, Inc.	966,019

Manufacturing (5.6%):
21,909	E.I. du Pont de Nemours and Co.	1,082,962
130,922	General Electric Co.	4,629,402
29,748	Thermo Fisher Scientific, Inc. *	1,390,719

		7,103,083

Media (1.1%):
41,096	Walt Disney Co.	1,414,935

Oil & Gas (4.3%):
14,511	Chevron, Corp.	1,073,234
44,582	Exxon Mobil Corp.	3,363,711
15,777	Schlumberger, Ltd.	1,090,191

		5,527,136

Pharmaceuticals (7.1%):
35,310	Amylin Pharmaceuticals, Inc. * ^	1,319,182
25,386	Bristol-Myers Squibb Co.	704,715
12,344	Eli Lilly and Co.	662,996
13,655	Gilead Sciences, Inc. *	1,044,608
38,393	Pfizer, Inc.	969,807
20,915	Pharmaceutical Product Development, Inc. ^	704,626
77,403	Schering-Plough Corp.	1,974,551
33,243	Wyeth	1,663,147

		9,043,632

Retail (11.4%):
65,739	Avon Products, Inc.	2,449,435
32,923	Bed Bath & Beyond, Inc. *	1,322,517
67,982	Best Buy Co., Inc.	3,312,083
59,680	Federated Department Stores, Inc. ^	2,688,584
24,293	Home Depot, Inc.	892,525
33,275	The Gap, Inc.	572,663
73,305	Wal-Mart Stores, Inc.	3,441,669

		14,679,476

Services (1.3%):
29,805	Waste Management, Inc.	1,025,590
29,157	Western Union Co.	639,996

		1,665,586

Telecommunications (6.5%):
149,991	Cisco Systems, Inc. *	3,829,269
59,359	Corning, Inc. *	1,349,824
94,613	Marvel Technology Group, Ltd. *	1,590,445
66,031	Nokia OYJ, ADR	1,513,431

		8,282,969

Tobacco (1.7%):
24,179	Altria Group, Inc.	2,123,158

Travel & Entertainment (0.4%):
10,572	US Airways Group, Inc. * ^	480,815

Total Common Stocks (Cost $108,746,493)		117,941,585

Collateral for Securities on Loan (9.9%):
12,578,011	Northern Trust Liquid Institutional Asset Portfolio	12,578,011

Total Collateral for Securities on Loan (Cost $12,578,011)		12,578,011

	Security	Fair
Shares	Description	Value
Investment Companies (4.8%):
36,431	iShares Russell 1000 Growth Index Fund ^	2,026,292
47,034	Nasdaq-100 Index Tracking Stock Fund ^	2,047,390
14,245	Standard & Poor’s Depositary Receipt Trust Series 1 * ^	2,023,502

Total Investment Companies (Cost $5,511,424)		6,097,184

Deposit Account (2.6%):
3,279,136	NTRS London Deposit Account	3,279,136

Total Deposit Account (Cost $3,279,136)		3,279,136

Total Investments (Cost $130,115,064) (a) — 109.6%		139,895,916
Net other assets (liabilities) — (9.6)%		(12,286,316)

NET ASSETS — 100.0%		$127,609,600

Percentages indicated are based on net assets of $127,609,600.

*	Non-income producing security.

^	All or a portion of a security is loaned as of March 31, 2007.

ADR — American Depositary Receipt.

(a)	Cost for federal income tax purposes is $130,847,282. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$11,639,419
Unrealized depreciation	(2,590,785)

Net unrealized appreciation	$9,048,634

The following represents the concentrations by country as of March 31, 2007 based upon the total fair value of investments.

Country	Percentage
United States	94.0%
Netherlands	1.5%
Canada	1.4%
Bermuda	1.1%
Brazil	0.7%
Finland	0.7%
United Kingdom	0.6%

100.0%

See notes to schedules of portfolio investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Dreyfus Premier Small Cap Value Fund
Schedule of Portfolio Investments	March 31, 2007
(Unaudited)

	Security	Fair
Shares	Description	Value
Common Stocks (98.6%):
Aerospace/Defense (0.5%):
18,200	Orbital Sciences Corp. *	$341,068

Automotive (1.4%):
20,000	Aftermarket Technology Corp. *	485,600
7,100	Group 1 Automotive, Inc.	282,367
10,000	Sonic Automotive, Inc.	285,000

		1,052,967

Banking & Financial Services (15.2%):
5,160	1st Source Corp.	135,037
11,200	ASTA Funding, Inc. ^	483,616
5,800	Bancorp, Inc. *	150,800
22,000	BankUnited Financial Corp., Class A	466,620
8,800	Boston Private Financial Holdings, Inc.	245,696
9,100	Calamos Asset Management, Inc., Class A	203,112
16,800	Cascade Bancorp ^	435,792
36,300	CBIZ, Inc. * ^	257,730
7,400	Chittenden Corp.	223,406
13,500	Citizens Banking Corp. ^	299,160
6,200	Community Bancorp * ^	190,650
13,900	Corus Bankshares, Inc. ^	237,134
13,700	CVB Financial Corp.	163,030
12,200	East West Bancorp, Inc.	448,594
10,800	First Charter Corp.	232,200
1,400	First Citizens BancShares, Inc., Class A	281,400
15,300	First Commonwealth Financial Corp.	179,775
11,300	First Community Bancorp	638,902
29,600	First Niagara Financial Group, Inc.	411,736
5,800	FirstFed Financial Corp. * ^	329,614
15,000	FNB Corp. ^	252,750
14,700	Hanmi Financial Corp.	280,182
13,500	Investment Technology Group, Inc. *	529,200
41,600	Knight Capital Group, Inc. Class A *	658,944
8,300	National Financial Partners Corp.	389,353
15,400	NewAlliance Bancshares, Inc.	249,634
3,600	Simmons First National Corp., Class A	108,252
5,500	Southwest Bancorp, Inc.	141,295
59,100	Sterling Bancshares, Inc.	660,738
6,700	Sterling Financial Corp.	208,973
10,300	SVB Financial Group *	500,477
5,800	UMB Financial Corp.	219,008
6,400	Umpqua Holdings Corp.	171,328
8,100	United Community Banks, Inc.	265,599
13,800	Whitney Holding Corp.	422,004
10,300	Wilmington Trust Corp.	434,351

		11,506,092

Chemicals (2.1%):
8,800	Cabot Microelectronics Corp. * ^	294,888
27,800	H.B. Fuller Co.	758,106

	Security	Fair
Shares	Description	Value
8,100	OM Group, Inc. *	361,908
5,600	Westlake Chemical Corp. ^	152,040

		1,566,942

Computers (5.6%):
6,300	Avid Technology, Inc. * ^	219,744
14,300	Avocent Corp. *	385,671
31,900	Brocade Communications Systems, Inc. *	303,688
13,300	CalAmp Corp. *	114,779
49,600	Earthlink, Inc. *	364,560
16,700	Emulex Corp. * ^	305,443
11,500	i2 Technologies, Inc. * ^	276,000
21,200	Informatica Corp. *	284,716
11,000	Interwoven, Inc. *	185,900
6,400	MTS Systems Corp.	248,576
9,800	Palm, Inc. * ^	177,674
8,800	Perot Systems Corp., Class A *	157,256
13,800	RadiSys Corp. *	225,492
7,600	SPSS, Inc. *	274,360
43,800	TIBCO Software, Inc. *	373,176
14,900	Websense, Inc. *	342,551

		4,239,586

Construction (2.1%):
11,000	Apogee Enterprises, Inc.	220,440
15,200	Building Materials Holding Corp. ^	275,272
12,000	EMCOR Group, Inc. *	707,760
5,400	Washington Group International, Inc. *	358,668

		1,562,140

Electronics (3.2%):
6,300	Belden CDT, Inc. ^	337,617
13,700	CTS Corp.	189,334
4,300	Cymer, Inc. *	178,665
11,200	Eagle Test Systems, Inc. *	186,368
14,200	Exar Corp. *	188,008
16,200	Methode Electronics, Inc.	239,274
27,500	Multimedia Games, Inc. * ^	327,250
15,500	OmniVision Technologies, Inc. * ^	200,880
8,300	Park Electrochemical Corp.	225,096
20,100	Zygo Corp. *	321,801

		2,394,293

Food (2.0%):
20,500	Flowers Foods, Inc.	618,485
7,200	Performance Food Group Co. *	222,264
4,700	Ralcorp Holdings, Inc. *	302,210
11,900	Treehouse Foods, Inc. *	362,593

		1,505,552

Health Care (2.5%):
7,300	AMERIGROUP Corp. *	221,920
17,600	Five Star Quality Care, Inc. * ^	180,928
13,900	Gentiva Health Services, Inc. *	280,363
7,000	Haemonetics Corp. *	327,250
12,000	Healthspring, Inc *	282,600
5,900	Magellan Health Services, Inc. *	247,800
12,500	STERIS Corp.	332,000

		1,872,861

Insurance (5.4%):
13,100	Argonaut Group, Inc. *	423,916
16,400	Delphi Financial Group, Inc., Class A	659,772
14,100	Horace Mann Educators Corp.	289,755
3,800	LandAmerica Financial Group, Inc.	280,858
9,300	Ohio Casualty Corp.	278,535
16,300	Phoenix Cos., Inc.	226,244
12,400	ProAssurance Corp. *	634,260
19,500	Seabright Insurance Holdings *	358,800

	Security	Fair
Shares	Description	Value
19,700	Universal American Financial Corp. *	381,786
11,200	Zenith National Insurance Corp.	529,424

		4,063,350

Manufacturing (12.1%):
6,900	A.O. Smith Corp.	263,718
17,800	Arch Chemicals, Inc.	555,716
7,700	Bowater, Inc. ^	183,414
13,200	Briggs & Stratton Corp. ^	407,220
17,300	Carter’s, Inc. *	438,382
5,400	Chaparral Steel Co.	314,118
3,800	Chattem, Inc. *	223,972
13,700	Checkpoint Systems, Inc. *	324,142
11,700	Coherent, Inc. *	371,358
14,400	Cohu, Inc.	270,720
22,200	Elizabeth Arden, Inc. *	484,404
19,300	Enpro Industries, Inc. *	695,765
22,600	Federal Signal Corp.	350,752
4,900	Freightcar America, Inc. ^	236,033
8,800	Georgia Gulf Corp. ^	142,648
18,800	Greatbatch, Inc. *	479,400
7,300	Greif, Inc., Class A	811,103
9,600	ICU Medical, Inc. *	376,320
18,700	Micrel, Inc. *	206,074
4,800	Phillips-Van Heusen Corp.	282,240
7,300	Pioneer Cos., Inc. *	201,772
33,700	PolyOne Corp. *	205,570
5,800	Rofin-Sinar Technologies, Inc. *	343,244
11,700	Silgan Holdings, Inc.	597,987
10,800	Tupperware Corp.	269,244
48,600	Westell Technologies, Inc., Class A *	105,462

		9,140,778

Media (1.0%):
18,600	Cox Radio, Inc. *	253,890
15,000	Lin TV Corp., Class A *	238,500
8,300	Scholastic Corp. *	258,130

		750,520

Metals/Mining (1.6%):
2,900	Carpenter Technology Corp.	350,204
5,600	Metal Management, Inc.	258,720
7,400	Quanex Corp.	313,390
16,600	USEC, Inc. *	269,750

		1,192,064

Oil/Gas (5.3%):
9,600	Atmos Energy Corp.	300,288
9,800	Basic Energy Services, Inc. *	228,340
22,300	Callon Petroleum Corp. *	302,611
11,300	Cimarex Energy Co.	418,326
5,800	Northwest Natural Gas Co.	264,886
32,200	Parker Drilling Co. *	302,358
13,650	RPC, Inc.	227,409
13,000	Southwest Gas Corp.	505,310
15,200	Swift Energy Co. *	634,904
4,900	Tidewater, Inc.	287,042
7,000	Trico Marine Services, Inc. * ^	260,820
8,600	WGL Holdings, Inc.	275,028

		4,007,322

Pharmaceuticals (1.8%):
16,000	Alpharma, Inc., Class A	385,280
12,200	Perrigo Co.	215,452
24,600	Sciele Pharma, Inc. *	582,528
13,800	ViroPharma, Inc. *	198,030

		1,381,290

Real Estate Investment Trusts (9.5%):
22,300	Ashford Hospitality Trust	266,262

	Security	Fair
Shares	Description	Value
15,800	BioMed Realty Trust, Inc.	415,540
8,500	Entertainment Properties Trust	512,125
22,000	Equity Inns, Inc.	360,360
23,700	Felcor Lodging Trust, Inc.	615,489
9,200	First Industrial Realty Trust, Inc.	416,760
5,800	First Potomac Realty Trust	165,706
7,800	Health Care REIT, Inc. ^	342,420
38,100	Highland Hospitality Corp.	678,180
13,000	Highwoods Properties, Inc.	513,370
9,900	Kite Realty Group Trust	197,505
14,200	Lexington Corporate Properties Trust ^	300,046
26,900	Medical Properties Trust, Inc. ^	395,161
18,500	National Retail Properties, Inc. ^	447,515
9,600	Newcastle Investment Corp.	266,208
16,000	OMEGA Healthcare Investors, Inc.	274,400
13,100	Pennsylvania Real Estate Investment Trust ^	580,723
16,700	Realty Income Corp. ^	470,940

		7,218,710

Retail (9.1%):
9,200	AFC Enterprises, Inc. *	184,460
5,800	Barnes & Noble, Inc.	228,810
10,500	Casey’s General Stores, Inc.	262,605
14,100	Cato Corp.	329,799
25,200	Cedar Shopping Centers, Inc.	408,240
15,400	Charlotte Russe Holdings, Inc. *	444,598
16,200	Furniture Brands International, Inc. ^	255,636
5,500	Genesco, Inc. *	228,415
29,100	Hartmarx Corp. *	215,340
7,200	Jack In the Box, Inc. *	497,736
20,900	K2, Inc. *	252,681
7,600	Kellwood Co. ^	222,908
6,300	Longs Drug Stores Corp.	325,332
8,200	McCormick & Schmick’s Seafood Restaurants, Inc. *	219,842
11,000	Morton’s Restaurant Group, Inc. *	195,690
9,300	Movado Group, Inc.	273,885
13,800	O’Charley’s, Inc. *	266,202
9,900	Oakley, Inc.	199,386
6,100	Papa John’s International, Inc. *	179,340
14,700	Prestige Brands Holdings, Inc. *	174,195
14,200	RENT-A-CENTER, Inc. *	397,316
10,300	The Pantry, Inc. *	465,766
7,200	United Stationers, Inc. *	431,424
8,600	Wolverine World Wide, Inc.	245,702

		6,905,308

Services (7.5%):
13,400	ABM Industries, Inc.	353,626
7,700	American Reprographics Co. *	237,083
10,900	Covansys Corp. *	269,012
6,700	CRA International, Inc. *	349,606
17,200	Deluxe Corp.	576,716
13,400	First Advantage Corp., Class A *	321,198
51,700	Harris Interactive, Inc. *	311,751
6,900	Heidrick & Struggles International, Inc. *	334,305
8,800	Inter-Tel, Inc.	208,032
7,400	Kelly Services, Inc., Class A	238,280
4,900	Kendle International, Inc. *	174,048
9,900	Live Nation, Inc. *	218,394
27,500	MPS Group, Inc. * ^	389,125
17,100	Packeteer, Inc. *	212,382
10,100	PAREXEL International Corp. *	363,297
30,000	SonicWALL, Inc. *	250,800
6,900	Sotheby’s	306,912

	Security	Fair
Shares	Description	Value
30,300	Spherion Corp. *	267,246
11,300	United Rentals, Inc. *	310,750

		5,692,563

Telecommunications (2.9%):
8,300	ADTRAN, Inc.	202,105
25,700	Aeroflex, Inc. *	337,955
22,300	Andrew Corp. *	236,157
6,500	Anixter International, Inc. * ^	428,610
40,000	Cincinnati Bell, Inc. *	188,000
15,200	Consolidated Communications Holdings, Inc.	302,328
10,700	Digi International, Inc. *	135,890
10,500	EMS Technologies, Inc. *	202,335
11,700	Foundry Networks, Inc. *	158,769

		2,192,149

Transportation (2.1%):
10,800	Arvinmeritor, Inc. ^	197,100
7,500	Atlas Air Worldwide Holdings, Inc. *	395,475
7,400	Old Dominion Freight Line, Inc. *	213,194
13,600	Pacer International, Inc.	366,384
16,300	SkyWest, Inc.	437,329

		1,609,482

Travel & Entertainment (0.6%):
8,300	Monarch Casino & Resort, Inc. *	215,800
5,400	Speedway Motorsports, Inc.	209,250

		425,050

Utilities (5.1%):
11,700	Cleco Corp.	302,211
38,700	Comfort Systems USA, Inc.	463,626
8,900	El Paso Electric Co. *	234,515
13,200	Empire District Electric Co. (The) ^	327,360
6,400	General Cable Corp. *	341,952
10,500	Great Plains Energy, Inc.	340,725
6,700	IDACORP, Inc.	226,728
5,100	Itron, Inc. *	331,704
7,200	New Jersey Resources Corp.	360,360
18,600	PNM Resources, Inc.	600,780
12,000	Westar Energy, Inc.	330,240

		3,860,201

Total Common Stocks (Cost $69,114,149)		74,480,288

Collateral for Securities on Loan (13.2%):
9,986,534	Allianz Dresdner Daily Asset Fund	9,986,534

Total Collateral for Securities on Loan (Cost $9,986,534)		9,986,534

Deposit Account (1.4%):
1,093,350	TNT Offshore Deposit Account	1,093,350

Total Deposit Account (Cost $1,093,350)		1,093,350

Total Investments (Cost $80,194,033) (a) — 113.2%		85,560,172
Net other assets (liabilities) — (13.2)%		(9,961,691)

NET ASSETS — 100.0%		$75,598,481

Percentages indicated are based on net assets of $75,598,481.

*	Non-income producing security.

^	All or a portion of security is loaned as of March 31, 2007.

(a)	Cost for federal income tax purposes is $80,214,477. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$7,861,578
Unrealized depreciation	(2,515,883)

Net unrealized appreciation	$5,345,695

See notes to schedules of portfolio investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST AZL First Trust Target Double Play Fund Schedule of Portfolio Investments (Unaudited)	March 31, 2007

	Security	Fair
Shares	Description	Value
Common Stocks (98.3%):
Airlines (1.7%):
8,427	Continental Airlines, Inc., Class B *	$306,659

Automobiles (2.8%):
8,742	Harley-Davidson, Inc.	513,593

Biotechnology (0.7%):
4,318	Illumina, Inc. *	126,517

Chemicals (7.9%):
8,518	Albemarle Corp.	352,134
17,407	Lyondell Chemical Co.	521,688
2,598	OM Group, Inc. *	116,079
9,082	The Lubrizol Corp.	467,995

		1,457,896

Commercial Banks (7.2%):
6,082	PNC Financial Services Group, Inc.	437,722
11,731	Regions Financial Corp.	414,925
17,372	Sky Financial Group, Inc.	466,612

		1,319,259

Commercial Services & Supplies (1.3%):
6,378	TeleTech Holdings, Inc. *	234,009

Communications Equipment (3.4%):
4,645	Research In Motion, Ltd. *	633,996

Containers & Packaging (0.6%):
3,443	Rock-Tenn Co.	114,308

Diversified Financial Services (2.4%):
9,290	J.P. Morgan Chase & Co.	449,450

Diversified Telecommunication Services (3.7%):
11,492	BT Group Co.	689,635

Electric Utilities (12.5%):
12,040	Black Hills Corp.	442,711
7,185	FirstEnergy Corp.	475,934
15,339	Northeast Utilities	502,658
8,714	Pinnacle West Capital Corp.	420,451
11,706	Unisource Energy Corp.	439,560

		2,281,314

Energy Equipment & Services (1.0%):
2,189	Core Laboratories N.V. *	183,504

Gas Utilities (5.0%):
11,194	AGL Resources, Inc.	478,208
9,943	ONEOK, Inc.	447,435

		925,643

Health Care Equipment & Supplies (1.0%):
6,005	Immucor, Inc. *	176,727

Household Durables (1.4%):
3,584	Kimball International, Inc., Class B	69,100
7,487	Tempur-Pedic International, Inc.	194,587

		263,687

Insurance (7.0%):
9,710	Cincinnati Financial Corp.	411,704
6,761	Lincoln National Corp.	458,328

	Security	Fair
Shares	Description	Value
8,789	Unitrin, Inc.	413,698

		1,283,730

Internet & Catalog Retail (1.0%):
3,288	Priceline.com, Inc. *	175,119

IT Services (3.3%):
12,048	Infosys Technologies Ltd., ADR	605,412

Leisure Equipment & Products (6.6%):
14,471	Hasbro, Inc.	414,160
29,381	Mattel, Inc.	810,034

		1,224,194

Media (3.6%):
28,348	The DIRECTV Group, Inc. *	653,988

Metals & Mining (4.8%):
7,194	Allegheny Technologies, Inc.	767,528
2,428	Brush Engineered Materials, Inc. *	117,685

		885,213

Multi-Utilities (4.7%):
9,130	DTE Energy Co.	437,327
17,599	Energy East Corp.	428,712

		866,039

Oil & Gas (2.4%):
4,555	Marathon Oil Corp.	450,171

Paper & Forest Products (2.4%):
14,574	MeadWestvaco Corp.	449,462

Specialty Retail (9.5%):
8,196	Abercrombie & Fitch Co.	620,273
21,412	American Eagle Outfitters, Inc.	642,146
9,082	Bebe Stores, Inc.	157,845
8,352	Guess?, Inc.	338,172

		1,758,436

Textiles, Apparel & Luxury Goods (0.4%):
2,339	Steven Madden, Ltd.	68,299

Total Common Stocks (Cost $18,196,546)		18,096,260

Deposit Account (6.9%):
1,279,636	NTRS London Deposit Account	1,279,636

Total Deposit Account (Cost $1,279,636)		1,279,636

Total Investments (Cost $19,476,182) (a) — 105.2%		19,375,896
Net other assets (liabilities) — (5.2)%		(962,739)

NET ASSETS — 100.0%		$18,413,157

Percentages indicated are based on net assets of $18,413,157.

*	Non-income producing security.

ADR – American Depositary Receipt.

(a)	Cost for federal income tax purposes is $19,476,182. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$412,728
Unrealized depreciation	(513,014)

Net unrealized depreciation	$(100,286)

     The following represents the concentrations by country as of March 31, 2007 based upon the total fair value of investments.

Country	Percentage
United States	89.0%
United Kingdom	3.6%
Canada	3.3%
India	3.1%
Netherlands	1.0%

Total	100%

See notes to schedules of portfolio investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST AZL Franklin Small Cap Value Fund Schedule of Portfolio Investments (Unaudited)	March 31, 2007

	Security	Fair
Shares	Description	Value
Common Stocks (95.7%):
Airlines (0.9%):
140,000	SkyWest, Inc. ^	$3,756,200

Automobiles (4.6%):
265,000	Monaco Coach Corp. ^	4,221,450
177,300	Superior Industries International, Inc. ^	3,693,159
140,000	Thor Industries, Inc. ^	5,514,600
395,000	Wabash National Corp. ^	6,090,900

		19,520,109

Banking/Financial Services (1.6%):
60,900	Chemical Financial Corp. ^	1,814,211
45,000	First Indiana Corp. ^	983,250
65,000	Peoples Bancorp, Inc. ^	1,716,650
247,010	TrustCo Bank Corp. ^	2,366,356

		6,880,467

Chemicals (1.9%):
94,800	Cabot Corp.	4,524,804
132,000	Westlake Chemical Corp. ^	3,583,800

		8,108,604

Computers (1.2%):
188,000	Avocent Corp. * ^	5,070,360

Construction (2.1%):
21,400	Astec Industries, Inc. * ^	861,350
45,000	M.D.C. Holdings, Inc. ^	2,163,150
167,400	M/I Homes, Inc. ^	4,444,470
41,000	Simpson Manufacturing Co., Inc. ^	1,264,440

		8,733,410

Electronics (6.6%):
118,900	Benchmark Electronics, Inc. * ^	2,456,474
165,000	Brady Corp., Class A ^	5,148,000
65,000	Gentex Corp. 371901109	1,056,250
55,000	Mettler-Toledo International, Inc. *	4,926,350
147,000	Mine Safety Appliances Co. ^	6,182,820
50,000	Nordson Corp.	2,323,000
174,000	OmniVision Technologies, Inc. * ^	2,255,040
185,000	Sierra Pacific Resources *	3,215,300

		27,563,234

Health Care (3.7%):
140,000	Hillenbrand Industries, Inc.	8,311,800
135,000	STERIS Corp. ^	3,585,600
80,000	West Pharmaceutical Services, Inc.^	3,714,400

		15,611,800

Household (3.1%):
95,000	Ethan Allen Interiors, Inc. ^	3,357,300
210,000	Hooker Furniture Corp. ^	4,210,500
270,000	La-Z-Boy, Inc. ^	3,342,600
159,700	Russ Berrie & Co., Inc. * ^	2,251,770

		13,162,170

Insurance (9.1%):
30,000	American National Insurance Co.	3,837,900
156,100	Arthur J. Gallagher & Co. ^	4,422,313
227,300	Aspen Insurance Holdings, Ltd.	5,957,533

	Security	Fair
Shares	Description	Value
33,500	Erie Indemnity Co., Class A ^	1,767,795
191,000	IPC Holdings, Ltd. ^	5,510,350
58,700	Mercury General Corp. ^	3,113,448
290,000	Montpelier Re Holdings, Ltd. ^	5,028,600
76,900	Protective Life Corp.	3,386,676
55,000	RLI Corp. ^	3,021,150
45,000	StanCorp Financial Group, Inc.	2,212,650

		38,258,415

Manufacturing (23.1%):
40,000	A.O. Smith Corp. ^	1,528,800
103,975	American Woodmark Corp. ^	3,822,121
272,000	Apogee Enterprises, Inc. ^	5,450,880
5,800	Applied Industrial Technologies, Inc.	142,274
54,000	AptarGroup, Inc.	3,614,220
200	Baldor Electric Co.	7,548
100,100	Bassett Furniture Industries, Inc. ^	1,473,472
123,500	Bemis Co., Inc.	4,123,665
122,400	Bowater, Inc. ^	2,915,568
130,000	Briggs & Stratton Corp. ^	4,010,500
74,800	Carlisle Cos., Inc. ^	3,211,164
86,600	CIRCOR International, Inc. ^	3,091,620
40,400	CNH Global NV ^	1,506,516
213,000	Cohu, Inc. ^	4,004,400
43,000	Genlyte Group, Inc. * ^	3,033,650
138,000	Graco, Inc. ^	5,404,080
72,500	Kennametal, Inc. ^	4,901,725
62,400	Lone Star Technologies, Inc. * ^	4,120,272
177,400	Mueller Industries, Inc.	5,339,740
36,000	Powell Industries, Inc. * ^	1,152,000
237,566	RPM International, Inc. ^	5,487,775
65,000	Teleflex, Inc.	4,424,550
80,000	Trinity Industries, Inc. ^	3,353,600
118,200	Universal Forest Products, Inc. ^	5,856,809
183,000	Warnaco Group, Inc. (The) *	5,197,200
110,000	Watts Water Technologies, Inc., Class A ^	4,183,300
161,000	Winnebago Industries, Inc. ^	5,414,430

		96,771,879

Metals/Mining (7.6%):
85,600	Arch Coal, Inc. ^	2,627,064
433,000	Gerdau Ameristeel Corp. ^	5,087,750
225,500	Gibraltar Industries, Inc. ^	5,100,810
140,000	Reliance Steel & Aluminum Co. ^	6,776,000
260,000	Steel Dynamics, Inc. ^	11,232,000
40,000	Timken Co.	1,212,400

		32,036,024

Oil/Gas (6.6%):
60,000	Atmos Energy Corp. ^	1,876,800
40,000	Atwood Oceanics, Inc. * ^	2,347,600
99,000	Energen Corp.	5,038,110
101,000	Global Industries, Ltd. *	1,847,290
144,000	Helix Energy Solutions Group, Inc. * ^	5,369,760
103,000	Oil States International, Inc. * ^	3,305,270
82,000	Rowan Cos., Inc.	2,662,540
50,000	Tidewater, Inc. ^	2,929,000
47,000	Unit Corp. *	2,377,730

		27,754,100

Paper/Forest Products (1.1%):
173,100	Glatfelter ^	2,580,921
160,000	Mercer International, Inc. * ^	1,913,600

		4,494,521

Pharmaceuticals (0.3%):
37,000	Pharmaceutical Product Development, Inc. * ^	1,246,530

	Security	Fair
Shares	Description	Value

Real Estate Investment Trusts (0.7%):
90,000	Arbor Realty Trust, Inc. ^	2,739,600

Retail/Wholesale (10.1%):
25,000	Bob Evans Farms, Inc. ^	923,750
111,000	Brown Shoe Co., Inc.	4,662,000
211,000	Casey’s General Stores, Inc. ^	5,277,110
137,500	Christopher & Banks Corp. ^	2,677,125
16,100	Dillard’s, Inc., Class A	526,953
48,500	Gymboree Corp. * ^	1,943,395
196,000	Hot Topic, Inc. * ^	2,175,600
60,000	Men’s Wearhouse, Inc. ^	2,823,000
232,900	Pier 1 Imports, Inc. ^	1,609,339
178,000	Regis Corp. ^	7,185,860
110,000	Timberland Co., Class A *	2,863,300
309,800	Tuesday Morning Corp. ^	4,597,432
265,000	West Marine, Inc. * ^	4,825,650
20,000	Zale Corp. * ^	527,600

		42,618,114

Services (2.2%):
160,000	ABM Industries, Inc. ^	4,222,400
46,000	Dollar Thrifty Automotive Group, Inc. * ^	2,347,840
42,800	EMCOR Group, Inc. * ^	2,524,344

		9,094,584

Transportation (7.7%):
95,900	Bristow Group, Inc. * ^	3,495,555
161,000	Genesee & Wyoming, Inc., Class A* ^	4,284,210
304,800	J.B. Hunt Transport Services, Inc.^	7,997,952
55,000	Kansas City Southern * ^	1,956,900
105,000	OMI Corp. ^	2,820,300
69,000	Overseas Shipholding Group, Inc.	4,319,400
139,500	Teekay Shipping Corp.	7,548,345

		32,422,662

Travel/Entertainment (0.5%):
63,000	Brunswick Corp.	2,006,550

Utilities (1.0%):
98,000	Airgas, Inc.	4,130,700

Total Common Stocks (Cost $349,443,456)		401,980,033

Collateral for Securities on Loan (39.8%):
167,209,785	Northern Trust Liquid Institutional	167,209,785

	Asset Portfolio
Total Collateral for Securities on Loan (Cost $167,209,785)		167,209,785

Deposit Account (4.2%):
17,823,943	TNT Offshore Deposit Account	17,823,943

Total Deposit Account (Cost $17,823,943)		17,823,943

Total Investments (Cost $534,477,184) (a) — 139.7%		587,013,761
Net other assets (liabilities) — (39.7)%		(166,906,341)

NET ASSETS — 100.0%		$420,107,420

Percentages indicated are based on net assets of $420,107,420.

*	Non-income producing security.

^	All or a portion of security is loaned as of March 31, 2007.

(a)	Cost for federal income tax purposes is $534,480,656. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$71,134,566
Unrealized depreciation	(18,601,461)

Net unrealized appreciation	$52,533,105

     The following represents the concentrations by country as of March 31, 2007 based upon the total fair value of investments.

Country	Percentage
United States	92.0%
Bermuda	3.9%
Greece	2.5%
Canada	1.2%
Netherlands	0.4%

100.0%

See notes to schedules of portfolio investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Jennison 20/20 Focus Fund
Schedule of Portfolio Investments	March 31, 2007
(Unaudited)

	Security	Fair
Shares	Description	Value
Common Stocks (96.2%):
Aerospace/Defense (2.0%):
102,600	United Technologies Corp.	$6,669,000

Banking/Financial Services (10.2%):
213,000	Bank of New York Co., Inc.	8,637,150
38,600	Goldman Sachs Group, Inc.	7,975,918
402,700	H&R Block, Inc.	8,472,808
102,600	NYSE Group, Inc. * ^	9,618,750

		34,704,626

Beverages (2.8%):
147,800	PepsiCo, Inc.	9,394,168

Chemicals (2.4%):
161,500	E. I. du Pont de Nemours and Co.	7,982,945

Computers (14.7%):
235,300	Adobe Systems, Inc. *	9,812,010
102,900	Apple Computer, Inc. *	9,560,439
222,000	CA, Inc. ^	5,752,020
311,500	Cisco Systems, Inc. *	7,952,595
22,000	Google, Inc., Class A *	10,079,520
386,200	Symantec Corporation *	6,681,260

		49,837,844

Electronics (6.1%):
238,600	Broadcom Corp., Class A *	7,651,902
399,300	Marvell Technology Group, Ltd. * ^	6,712,233
352,800	Motorola, Inc.	6,233,976

		20,598,111

Food (5.1%):
169,100	Cadbury Schweppes plc, ADR ^	8,686,667
337,800	ConAgra Foods, Inc.	8,414,598

		17,101,265

Health Care (2.3%):
94,400	Genentech, Inc. *	7,752,128

Insurance (5.0%):
250,500	American International Group, Inc.	16,838,610

Manufacturing (2.5%):
185,100	Honeywell International, Inc.	8,525,706

Media (2.3%):
329,200	News Corp., Class A ^	7,611,104

Oil/Gas (8.7%):
162,500	Hess Corp. ^	9,013,875
49,200	Schlumberger, Ltd.	3,399,720
130,300	Suncor Energy, Inc. ^	9,948,405
112,100	Valero Energy Corp.	7,229,329

		29,591,329

Pharmaceuticals (5.4%):
126,100	Gilead Sciences, Inc. * ^	9,646,650
98,300	Roche Holding AG, ADR	8,656,003

		18,302,653

Retail/Wholesale (10.9%):
170,300	Best Buy Co., Inc.	8,297,016
100,200	Coach, Inc. *	5,015,010
178,900	Federated Department Stores, Inc.^	8,059,445

	Security	Fair
Shares	Description	Value
180,200	Wal-Mart Stores, Inc.	8,460,390
423,800	Xerox Corp. *	7,157,982

		36,989,843

Services (5.1%):
253,700	Career Education Corp. *	7,737,850
271,300	Waste Management, Inc.	9,335,433

		17,073,283

Telecommunications (5.3%):
214,200	QUALCOMM, Inc.	9,137,772
453,500	Sprint Nextel Corp.	8,598,360

		17,736,132

Travel/Entertainment (2.7%):
260,700	Walt Disney Co.	8,975,901

Utilities (2.7%):
124,500	NRG Energy, Inc. * ^	8,968,980

Total Common Stocks (Cost $297,013,218)		324,653,628

Collateral for Securities on Loan (11.1%):
37,484,015	Northern Trust Liquid Institutional Asset Portfolio	37,484,015

Total Collateral for Securities on Loan (Cost $37,484,015)		37,484,015

Deposit Account (3.4%):
11,315,089	TNT Offshore Deposit Account	11,315,089

Total Deposit Account (Cost $11,315,089)		11,315,089

Total Investments (Cost $345,812,322) (a) — 110.7%		373,452,732
Net other assets (liabilities) — (10.7)%		(35,993,271)

NET ASSETS — 100.0%		$337,459,461

Percentages indicated are based on net assets of $337,459,461.

*	Non-income producing security.

^	All or a portion of a security is loaned as of March 31, 2007.

ADR – American Depositary Receipt.

(a)	Cost for federal income tax purposes is $346,100,249. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$33,639,030
Unrealized depreciation	(6,286,547)

Net unrealized appreciation	$27,352,483

     The following represents the concentrations by country as of March 31, 2007 based upon the total fair value of investments.

Country	Percentage
United States	89.1%
Canada	2.9%
United Kingdom	2.5%
Switzerland	2.5%
Bermuda	2.0%
Netherlands	1.0%

Total	100.0%

See notes to schedules of portfolio investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Jennison Growth Fund
Schedule of Portfolio Investments	March 31, 2007
(Unaudited)

	Security	Fair
Shares	Description	Value
Common Stocks (97.8%):
Aerospace/Defense (3.7%):
11,600	Boeing Co.	$1,031,356
13,300	United Technologies Corp.	864,500

		1,895,856

Agricultural Chemicals (1.3%):
12,400	Monsanto Co.	681,504

Banking/Financial Services (8.8%):
11,300	American Express Co.	637,320
33,400	Charles Schwab Corp.	610,886
4,800	Goldman Sachs Group, Inc.	991,824
2,100	IntercontinentalExchange, Inc. * ^	256,641
11,400	NYSE Group, Inc. * ^	1,068,750
16,100	UBS AG, ADR	956,823

		4,522,244

Beverages (2.4%):
19,700	PepsiCo, Inc.	1,252,132

Computers (22.3%):
38,800	Adobe Systems, Inc. *	1,617,960
14,500	Apple Computer, Inc. *	1,347,195
60,000	Cisco Systems, Inc. *	1,531,800
9,100	Electronic Arts, Inc. *	458,276
5,000	Google, Inc., Class A *	2,290,800
24,200	Hewlett-Packard Co.	971,388
9,200	Infosys Technologies, Ltd., ADR ^	462,300
46,600	Microsoft Corp.	1,298,742
5,000	Research In Motion, Ltd. *	682,450
5,900	SAP AG, ADR ^	263,435
16,600	Yahoo!, Inc. *	519,414

		11,443,760

E-Commerce (1.0%):
15,700	eBay, Inc. *	520,455
Electronics (3.6%):
22,300	Broadcom Corp., Class A *	715,161
42,100	Marvell Technology Group, Ltd. *	707,701
8,800	Sony Corp., ADR	444,312

		1,867,174

Health Care (8.5%):
18,400	Abbott Laboratories	1,026,720
6,800	Alcon, Inc.	896,376
10,500	Baxter International, Inc.	553,035
14,700	Genentech, Inc. *	1,207,164
18,200	St. Jude Medical, Inc. *	684,502

		4,367,797

Household (3.3%):
10,600	Colgate-Palmolive Co.	707,974
15,940	Procter & Gamble Co.	1,006,770

		1,714,744

Insurance (3.7%):
20,900	American International Group, Inc.	1,404,898
6,100	WellPoint, Inc. *	494,710

		1,899,608

Manufacturing (2.8%):
29,200	General Electric Co.	1,032,512

	Security	Fair
Shares	Description	Value
12,000	Suntech Power Holdings, ADR * ^	415,320

		1,447,832

Media (2.2%):
49,700	News Corp., Class A	1,149,064

Oil/Gas (2.2%):
9,300	Occidental Petroleum Corp.	458,583
7,300	Schlumberger, Ltd.	504,430
2,500	Suncor Energy, Inc.	190,875

		1,153,888

Pharmaceuticals (8.8%):
21,200	Gilead Sciences, Inc. *	1,621,800
15,100	Novartis AG, ADR	824,913
16,400	Roche Holding AG, ADR	1,444,135
12,200	Wyeth	610,366

		4,501,214

Restaurants (1.1%):
17,400	Starbucks Corp. *	545,664

Retail/Wholesale (11.6%):
10,600	Best Buy Co., Inc.	516,432
24,200	Coach, Inc. *	1,211,210
17,700	Federated Department Stores, Inc. ^	797,385
6,300	J.C. Penney Co., Inc.	517,608
7,200	Kohl’s Corp. *	551,592
22,400	Lowe’s Cos., Inc.	705,376
6,700	NIKE, Inc., Class B	711,942
12,100	Target Corp.	717,046
4,700	Whole Foods Market, Inc. ^	210,795

		5,939,386

Telecommunications (4.6%):
10,100	NII Holdings, Inc., Class B *	749,218
37,700	QUALCOMM, Inc.	1,608,282

		2,357,500

Travel/Entertainment (5.9%):
17,800	International Game Technology	718,764
16,000	Marriott International, Inc., Class A	783,360
44,800	Walt Disney Co.	1,542,464

		3,044,588

Total Common Stocks (Cost $45,134,121)		50,304,410

Collateral for Securities on Loan (5.1%):
2,601,361	Northern Trust Liquid Institutional Asset Portfolio	2,601,361

Total Collateral for Securities on Loan (Cost $2,601,361)		2,601,361

Deposit Account (2.6%):
1,344,300	TNT Offshore Deposit Account	1,344,300

Total Deposit Account (Cost $1,344,300)		1,344,300

Total Investments (Cost $49,079,782) (a) — 105.5%		54,250,071
Net other assets (liabilities) — (5.5)%		(2,838,334)

NET ASSETS — 100.0%		$51,411,737

Percentages indicated are based on net assets of $51,411,737.

*	Non-income producing security.

^	All of a portion of security is loaned as of March 31, 2007.

ADR – American Depositary Receipt.

(a)	Cost for federal income tax purposes is $49,224,552. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$6,126,993
Unrealized depreciation	(1,101,474)

Net unrealized appreciation	$5,025,519

The following represents the concentrations by country as of March 31, 2007 based upon the total fair value of investment.

Country	Percentage
United States	84.8%
Switzerland	8.0%
Canada	1.7%
Bermuda	1.4%
Netherlands Antilles	1.0%
India	0.9%
Japan	0.9%
China	0.8%
Germany	0.5%

100.0%

See notes to schedules of portfolio investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST AZL Legg Mason Growth Fund Schedule of Portfolio Investments (Unaudited)	March 31, 2007

	Security	Fair
Shares	Description	Value
Common Stocks (98.2%):
Banking & Financial Services (13.9%):
90,000	Citigroup, Inc.	$4,620,600
132,500	Countrywide Financial Corp.	4,457,300
85,200	E*TRADE Financial Corp. *	1,807,944
11,800	Goldman Sachs Group, Inc.	2,438,234

		13,324,078

Computers (19.5%):
90,800	Cisco Systems, Inc. *	2,318,124
0	Dell, Inc. *	0
77,500	Electronic Arts, Inc. *	3,902,900
8,650	Google, Inc., Class A *	3,963,084
15,600	NAVTEQ Corp. * ^	538,200
257,100	Yahoo!, Inc. *	8,044,659

		18,766,967

E-Commerce (15.7%):
171,600	Amazon.com, Inc. *	6,827,964
162,900	eBay, Inc. *	5,400,135
76,200	Expedia, Inc. *	1,766,316
28,600	IAC/InterActiveCorp * ^	1,078,506

		15,072,921

Electronics (5.0%):
90,100	Jabil Circuit, Inc.	1,929,041
94,600	Texas Instruments, Inc.	2,847,460

		4,776,501

Energy (0.9%):
19,100	SunPower Corp., Class A * ^	869,050

Health Care (6.6%):
101,900	Aetna, Inc.	4,462,201
33,100	Amgen, Inc. *	1,849,628

		6,311,829

Insurance (4.7%):
67,000	American International Group, Inc.	4,503,740

Manufacturing (6.9%):
31,500	Caterpillar, Inc.	2,111,445
127,400	General Electric Co.	4,504,864

		6,616,309

Media (2.2%):
159,900	XM Satellite Radio Holdings, Inc., Class A * ^	2,065,908

Retail/Wholesale (5.4%):
87,600	Home Depot, Inc.	3,218,424
18,800	Nike, Inc., Class B	1,997,688

		5,216,112

Services (5.8%):
47,500	Accenture, Ltd., Class A	1,830,650
17,000	FedEx Corp.	1,826,310
75,600	Quanta Services, Inc. * ^	1,906,632

		5,563,592

Telecommunications (11.6%):
253,700	Nokia Oyj Corp., ADR ^	5,814,804
125,500	QUALCOMM, Inc.	5,353,830

		11,168,634

	Security	Fair
Shares	Description	Value
Total Common Stocks (Cost $86,072,556)		94,255,641

Collateral for Securities on Loan (6.5%):
6,230,330	Northern Trust Liquid Institutional Asset Portfolio	6,230,330

Total Collateral for Securities on Loan (Cost $6,230,330)		6,230,330

Deposit Account (2.1%):
1,991,806	NTRS London Deposit Account	1,991,806

Total Deposit Account (Cost $1,991,806)		1,991,806

Total Investments (Cost $94,294,692) (a) — 106.8%		102,477,777
Net other assets (liabilities) — (6.8)%		(6,551,328)

NET ASSETS — 100.0%		$95,926,449

Percentages indicated are based on net assets of $95,926,449.
* Non-income producing security.
^ All or a portion of security is loaned as of March 31, 2007.
ADR – American Depositary Receipt.
(a) Cost for federal income tax purposes is $94,416,104. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$11,807,637
Unrealized depreciation	(3,745,964)

Net unrealized appreciation	$8,061,673

The following represents the concentrations by country as of March 31, 2007 based upon the total fair value of investments.

Country	Percentage
United states	92.1%
Finland	6.0%
Bermuda	1.9%

100.0%

See notes to schedules of portfolio investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Legg Mason Value Fund
Schedule of Portfolio Investments	March 31, 2007
(Unaudited)

	Security	Fair
Shares	Description	Value
Common Stocks (99.1%):
Automobiles (0.5%):
61,600	General Motors Corp. ^	$1,887,424

Banking & Financial Services (11.7%):
88,000	Capital One Financial Corp.	6,640,480
208,600	Citigroup, Inc.	10,709,524
338,300	Countrywide Financial Corp. ^	11,380,412
372,800	JPMorgan Chase & Co. ^	18,036,064

		46,766,480

Computers (18.2%):
204,000	CA, Inc. ^	5,285,640
237,400	Cisco Systems, Inc. *	6,060,822
111,500	Dell, Inc. * ^	2,587,915
130,600	Electronic Arts, Inc. * ^	6,577,016
39,800	Google, Inc., Class A * ^	18,234,767
173,400	Hewlett-Packard Co. ^	6,960,276
59,100	International Business Machines Corp.	5,570,766
249,800	Seagate Technology ^	5,820,340
493,400	Yahoo!, Inc. * ^	15,438,486

		72,536,028

Construction (2.2%):
37,400	Beazer Homes USA, Inc. ^	1,085,722
215,700	Pulte Homes, Inc.	5,707,422
52,200	Ryland Group, Inc. ^	2,202,318

		8,995,462

E-Commerce (12.9%):
466,900	Amazon.com, Inc. * ^	18,577,951
354,700	eBay, Inc. * ^	11,758,305
379,700	Expedia, Inc. * ^	8,801,446
330,600	IAC/InterActiveCorp * ^	12,466,926

		51,604,628

Electronics (0.3%):
79,100	Motorola, Inc.	1,397,697

Health Care (12.5%):
322,500	Aetna, Inc.	14,122,275
4,000	Amgen, Inc. *	223,520
162,200	Health Net, Inc. * ^	8,727,982
30,500	Humana, Inc. *	1,769,610
258,600	Pfizer, Inc.	6,532,236
355,800	UnitedHealth Group, Inc. ^	18,846,726

		50,222,349

Insurance (2.3%):
140,100	American International Group, Inc.	9,417,522

Manufacturing (11.4%):
121,200	Centex Corp. ^	5,063,736
426,600	Eastman Kodak Co. ^	9,624,096
198,800	General Electric Co. ^	7,029,568
72,200	Masco Corp. ^	1,978,280
704,500	Tyco International, Ltd. ^	22,226,975

		45,922,655

Media (4.9%):
437,325	DIRECTV Group, Inc. *	10,089,088
478,800	Time Warner, Inc. ^	9,441,936

	Security	Fair
Shares	Description	Value
		19,531,024

Retail/Wholesale (7.4%):
237,300	Home Depot, Inc.	8,718,402
31,400	Nike, Inc., Class B	3,336,564
97,500	Sears Holdings Corp. * ^	17,565,600

		29,620,566

Telecommunications (9.6%):
2,062,900	Qwest Communications International, Inc. * ^	18,545,471
1,060,700	Sprint Nextel Corp.	20,110,872

		38,656,343

Utilities (5.2%):
972,600	AES Corp. *	20,930,352

Total Common Stocks (Cost $353,950,053)		397,488,530

Collateral for Securities on Loan (5.1%):
20,604,984	Northern Trust Liquid Institutional Asset Portfolio	20,604,984

Total Collateral for Securities on Loan (Cost $20,604,984)		20,604,984

Deposit Account (1.0%):
3,887,332	NTRS London Deposit Account	3,887,332

Total Deposit Account (Cost $3,887,332)		3,887,332

Total Investments (Cost $378,442,369) (a) — 105.2%		421,980,846
Net other assets (liabilities) — (5.2)%		(20,787,269)

NET ASSETS — 100.0%		$401,193,577

Percentages indicated are based on net assets of $401,193,577.
* Non-income producing security.
^ All or a portion of security is loaned as of March 31, 2007.
(a) Cost for federal income tax purposes is $378,473,888. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$58,662,950
Unrealized depreciation	(15,155,992)

Net unrealized appreciation	$43,506,958

     The following represents the concentrations by country as of March 31, 2007 based upon the total fair value of investments.

Country	Percentage
United States	93.0%
Bermuda	5.5%
Cayman Islands	1.5%

100.0%

See notes to schedules of portfolio investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST AZL LMP Large Cap Growth Fund Schedule of Portfolio Investments (Unaudited)	March 31, 2007

Shares
or
Principal	Security	Fair
Amount	Description	Value
Common Stocks (98.9%):
Banking/Financial Services (8.0%):
136,500	Merrill Lynch & Co., Inc.	$11,147,955
96,800	Morgan Stanley	7,623,968
116,400	Nasdaq Stock Market, Inc. * ^	3,423,324

		22,195,247

Beverages (5.0%):
144,800	Coca-Cola Co.	6,950,400
107,100	PepsiCo, Inc.	6,807,276

		13,757,676

Biotechnology (13.3%):
226,600	Amgen, Inc. *	12,662,408
158,200	Biogen Idec, Inc. * ^	7,020,916
207,900	Genentech, Inc. *	17,072,748

		36,756,072

Computers (20.4%):
199,700	Akamai Technologies, Inc. * ^	9,969,023
313,000	Cisco Systems, Inc. *	7,990,890
181,900	Electronic Arts, Inc. *	9,160,484
284,500	Juniper Networks, Inc. *	5,598,960
234,101	Microsoft Corp.	6,524,395
308,400	Red Hat, Inc. * ^	7,071,612
311,900	Yahoo!, Inc. * ^	9,759,351

		56,074,715

E-Commerce (12.5%):
439,100	Amazon.com, Inc. * ^	17,471,789
260,400	eBay, Inc. *	8,632,260
222,350	IAC/InterActiveCorp * ^	8,384,819

		34,488,868

Electronics (8.8%):
366,800	Intel Corp.	7,016,884
433,500	Motorola, Inc. ^	7,659,945
323,500	Texas Instruments, Inc.	9,737,350

		24,414,179

Health Care (4.3%):
102,400	Johnson & Johnson	6,170,624
116,200	Medtronic, Inc.	5,700,772

		11,871,396

Household (3.4%):
149,707	Procter & Gamble Co.	9,455,494

Insurance (6.6%):
103,300	American International Group, Inc.	6,943,826
104	Berkshire Hathaway, Inc. *	11,334,960

		18,278,786

Media (5.8%):
418,500	Time Warner, Inc. ^	8,252,820
222,400	Walt Disney Co. (The) ^	7,657,232

		15,910,052

Pharmaceuticals (2.5%):
273,600	Pfizer, Inc.	6,911,136

Retail/Wholesale (5.3%):
175,800	Home Depot, Inc. ^	6,458,892
137,400	Wm. Wrigley Jr. Co. ^	6,997,782

Shares
or
Principal	Security	Fair
Amount	Description	Value
25,000	Wm. Wrigley Jr. Co., Class B	1,270,000

		14,726,674

Telecommunications (3.0%):
192,300	QUALCOMM, Inc.	8,203,518

Total Common Stocks (Cost $243,829,301)		273,043,813

Collateral for Securities on Loan (23.2%):
63,971,986	Allianz Dresdner Daily Asset Fund	63,971,986

Total Collateral for Securities on Loan (Cost $63,971,986)		63,971,986

U.S. Government Agencies (1.1%):
Federal Home Loan Bank — Discount Note (1.1%):
3,160,000	5.00%, 4/2/07 (a)	3,159,561

Total U.S. Government Agencies (Cost $3,159,561)		3,159,561

Deposit Account (0.0%):
1,760	NTRS London Deposit Account	1,760

Total Deposit Account (Cost $1,760)		1,760

Total Investments (Cost $310,962,608) (b) — 123.2%		340,177,120
Net other assets (liabilities) — (23.2)%		(64,117,629)

NET ASSETS — 100.0%		$276,059,491

Percentages indicated are based on net assets of $276,059,491.
* Non-income producing security.
^ All or a portion of a security is loaned as of March 31, 2007.
(a) The rate presented represents the effective yield at March 31, 2007.
(b) Cost for federal income tax purposes is $312,033,207. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$37,555,333
Unrealized depreciation	(9,411,420)

Net unrealized appreciation	$28,143,913

See notes to schedules of portfolio investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL LMP Small Cap Growth Fund
Schedule of Portfolio Investments	March 31, 2007
(Unaudited)

Shares
or
Principal	Security	Fair
Amount	Description	Value
Common Stocks (91.5%):
Aerospace/Defense (2.0%):
108,996	Orbital Sciences Corp. * ^	$2,042,585

Banking & Financial Services (2.3%):
8,440	Affiliated Managers Group, Inc. * ^	914,474
16,300	Cullen/Frost Bankers, Inc.	852,979
15,700	East West Bancorp, Inc.	577,289

		2,344,742

Biotechnology (0.9%):
72,710	Senomyx, Inc. * ^	900,150

Computers (9.8%):
81,520	Agere Systems, Inc. * ^	1,843,982
56,300	Blackboard, Inc. * ^	1,893,369
58,100	Corel Corp. *	746,585
56,327	Electronics for Imaging, Inc. * ^	1,320,868
489,500	Extreme Networks, Inc. * ^	2,070,586
26,400	Sourcefire, Inc. * ^	465,432
24,300	Take-Two Interactive Software, Inc. * ^	489,402
138,600	TIBCO Software, Inc. *	1,180,872

		10,011,096

Construction (1.3%):
26,800	NCI Building Systems, Inc. * ^	1,279,432

E-Commerce (0.6%):
9,200	Ctrip.com International, Ltd., ADR ^	616,262

Energy (3.7%):
54,200	ITC Holdings Corp. ^	2,346,318
17,800	JA Solar Holdings Co., Ltd. *	322,002
89,300	Solarfun Power Holdings Co., Ltd. * ^	1,122,501

		3,790,821

Food (1.8%):
23,900	P.F. Chang’s China Bistro, Inc. * ^	1,000,932
25,800	United Natural Foods, Inc. * ^	790,512

		1,791,444

Health Care (4.9%):
21,000	Advanced Medical Optics, Inc. * ^	781,200
24,300	DJ Orthopedics, Inc. * ^	920,970
29,100	Health Net, Inc. *	1,565,871
25,850	LifePoint Hospitals, Inc. *	987,987
13,600	Manor Care, Inc.	739,296

		4,995,324

Industrial (4.3%):
13,810	CARBO Ceramics, Inc. ^	642,856
16,100	Minerals Technologies, Inc. ^	1,000,776
44,500	MSC Industrial Direct Co., Inc., Class A ^	2,077,260
25,180	Valspar Corp. ^	700,759

		4,421,651

Machinery (1.4%):
37,600	AGCO Corp. *	1,390,072

Manufacturing (6.5%):
29,000	Crane Co.	1,172,180

Shares
or
Principal	Security	Fair
Amount	Description	Value
47,500	Herman Miller, Inc.	1,590,775
29,100	IDEX Corp.	1,480,608
123,400	Input/Output, Inc. * ^	1,700,452
8,300	Mettler-Toledo International, Inc. *	743,431

		6,687,446

Media (3.0%):
168,000	24/7 Real Media, Inc. * ^	1,349,040
51,800	SINA Corp. * ^	1,740,998

		3,090,038

Metals/Mining (1.4%):
46,700	Mueller Industries, Inc.	1,405,670

Minerals (1.7%):
51,700	Compass Minerals International, Inc. ^	1,726,780

Oil/Gas (2.5%):
12,000	GMX Resources, Inc. * ^	368,760
42,200	Key Energy Services, Inc. * ^	689,970
30,500	North American Energy Partners, Inc. * ^	643,245
24,800	Range Resources Corp. ^	828,320

		2,530,295

Pharmaceuticals (5.3%):
18,900	Alexion Pharmaceuticals, Inc. * ^	817,236
43,200	Arena Pharmaceuticals, Inc. * ^	469,152
118,400	ARIAD Pharmaceuticals, Inc. * ^	531,616
99,300	BioMarin Pharmaceuticals, Inc. * ^	1,713,918
23,310	Endo Pharmaceuticals Holdings, Inc. *	685,314
19,600	Infinity Pharmaceuticals, Inc. * ^	235,984
64,680	Syntha Pharmaceuticals Corp. * ^	521,968
17,400	Vertex Pharmaceuticals, Inc. * ^	487,896

		5,463,084

Real Estate Investment Trusts (1.3%):
6,550	Alexandria Real Estate Equities, Inc.	657,424
15,840	Gramercy Capital Corp. ^	485,971
3,000	PS Business Parks, Inc. ^	211,560

		1,354,955

Retail/Wholesale (7.4%):
19,700	Casey’s General Stores, Inc.	492,697
40,900	Coldwater Creek, Inc. * ^	829,452
46,400	Elizabeth Arden, Inc. * ^	1,012,448
13,900	Liz Claiborne, Inc.	595,615
42,150	Men’s Wearhouse, Inc.	1,983,158
60,100	Nu Skin Enterprises, Inc., Class A ^	992,852
68,000	Pier 1 Imports, Inc. ^	469,880
13,400	Pool Corp. ^	479,720
26,200	Urban Outfitters, Inc. * ^	694,562

		7,550,384

Services (6.8%):
19,220	Aegean Marine Petroleum Network, Inc.	323,665
8,100	Baidu.com, Inc. * ^	782,055
223,470	Lawson Software, Inc. * ^	1,807,872
43,000	R.H. Donnelley Corp. ^	3,048,270
31,700	Wright Express Corp. * ^	961,461

		6,923,323

Technology (6.1%):
54,450	Avid Technology, Inc. * ^	1,899,216
60,233	China Techfaith Wireless Communication Technology, Ltd. * ^	551,132
80,800	Sohu.com, Inc. * ^	1,731,544
23,380	Verint Systems, Inc. *	751,667

Shares
or
Principal	Security	Fair
Amount	Description	Value
185,000	webMethods, Inc. * ^	1,330,150

		6,263,709

Telecommunications (11.6%):
510,830	3Com Corp. * ^	1,997,345
103,000	ADC Telecommunications, Inc. * ^	1,724,220
2,060	American Tower Corp., Class A *	80,237
46,000	Citizens Communications Co. ^	687,700
47,400	Comverse Technology, Inc. *	1,011,990
26,486	Crown Castle International Corp. *	850,995
131,700	Dobson Communications Corp., Class A * ^	1,131,303
183,600	ECI Telecom, Ltd. *	1,505,520
21,900	NETGEAR, Inc. * ^	624,807
159,100	Tekelec * ^	2,372,180

		11,986,297

Travel/Entertainment (4.5%):
32,900	Marvel Entertainment, Inc. * ^	912,975
43,500	Melco PBL Entertainment, Ltd. * ^	702,090
21,000	Station Casinos, Inc.	1,817,970
67,070	Warner Music Group Corp. ^	1,144,214

		4,577,249

Utilities (0.4%):
10,000	Ormat Technologies, Inc. ^	419,600

Total Common Stocks (Cost $85,239,736)		93,562,409

Collateral for Securities on Loan (45.4%):
46,473,490	Northern Trust Liquid Institutional Asset Portfolio	46,473,490

Total Collateral for Securities on Loan (Cost $46,473,490)		46,473,490

U.S. Government Agencies (5.5%):
Federal Home Loan Bank — Discount Note (5.5%):
5,655,000	5.00%, 4/2/07 (b)	5,654,215

Total U.S. Government Agencies (Cost $5,654,215)		5,654,215

Investment Company (3.0%):
38,200	iShares Russell 2000 Growth Index Fund ^	3,077,392

Total Investment Company (Cost $3,050,067)		3,077,392

Deposit Account (0.0%):
5,677	TNT Offshore Deposit Account	5,677

Total Deposit Account (Cost $5,677)		5,677

Total Investments (Cost $140,423,185) (a) — 145.4%		148,773,183
Net other assets (liabilities) — (45.4)%		(46,444,169)

NET ASSETS — 100.0%		$102,329,014

Percentages indicated are based on net assets of $102,329,014.
* Non-income producing security.
^ All or a portion of a security is loaned as of March 31, 2007.
ADR – American Depositary Receipt.
(a) Cost for federal income tax purposes is $140,733,894. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$11,159,397
Unrealized depreciation	(3,120,108)

Net unrealized appreciation	$8,039,289

(b)	The rate presented represents the effective yield at March 31, 2007.

The following represents the concentrations by country as of March 31, 2007 based upon the total fair value of investments.

Country	Percentage
United States	92.2%
Cayman Islands	3.6%
Israel	1.5%
Canada	1.4%
Hong Kong	0.7%
Greece	0.3%
China	0.3%

Total	100.0%

See notes to schedules of portfolio investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Money Market Fund
Schedule of Portfolio Investments	March 31, 2007
(Unaudited)

Principal	Security	Amortized
Amount	Description	Cost
Certificates of Deposit (18.5%):
Banking/Financial Services (18.5%):
3,000,000	American Express Centurion, 5.29%, 7/18/07, *	$3,000,000
15,000,000	Bank of America Corp., 5.28%, 8/23/07, *	15,000,000
5,000,000	Bank of Nova Scotia, 5.27%, 12/31/07, *	4,998,675
22,000,000	Bank of the West, 5.31%, 11/19/07, *	22,002,681
10,000,000	Fortis Bank NY, 5.27%, 12/12/07, *	9,998,613
11,000,000	Nordea Bank AB, 5.70%, 6/28/07	11,000,000
5,000,000	Skandinav Enskilda Bank, 5.28%, 7/19/07, *	4,999,393
5,000,000	Suntrust Bank, 5.29%, 5/1/07, *	4,999,993
16,435,000	Suntrust Bank, 5.31%, 1/28/08, *	16,437,614

Total Certificates of Deposit (Cost $92,436,969)		92,436,969

Commercial Paper (b) (42.3%):
Automobiles (1.4%):
7,000,000	Toyota Motor Credit Corp, 5.34%, 8/3/07	6,874,622

Banking/Financial Services (37.6%):
10,000,000	Amsterdam Funding Corp., 5.29%, 4/13/07	9,982,467
1,094,000	Bryant Park Funding, 5.32%, 4/5/07, (c)	1,093,356
13,244,000	Bryant Park Funding, 5.29%, 4/16/07, (c)	13,214,918
11,992,000	Citigroup Funding, Inc., 5.33%, 6/7/07	11,875,051
7,000,000	Citigroup Funding, Inc., 5.33%, 6/8/07	6,930,716
9,000,000	Edison Asset Security, LLC, 5.34%, 7/30/07, (c)	8,844,000
4,296,000	Falcon Asset Security Corp., 5.30%, 4/13/07, (c)	4,288,439
9,000,000	Falcon Asset Security Corp., 5.31%, 5/14/07, (c)	8,943,294
5,000,000	General Electric Capital Corp., 5.41%, 7/23/07	4,918,467
13,000,000	Kredietbank NA, 5.30%, 6/5/07	12,877,358
8,000,000	Long Lane Master Trust, 5.30%, 4/16/07, (c)	7,982,400
5,000,000	Nyala Funding, LLC, 5.29%, 4/16/07, (c)	4,989,010
7,000,000	Park Granada, LLC, 5.32%, 4/11/07, (c)	6,989,733
5,000,000	Park Granada, LLC, 5.34%, 4/20/07, (c)	4,985,961

Principal	Security	Amortized
Amount	Description	Cost
2,000,000	Park Granada, LLC, 5.33%, 4/30/07, (c)	1,991,461
14,000,000	PB Finance Delaware, 5.32%, 6/7/07	13,863,208
11,661,000	Sheffield Receivables, 5.28%, 4/5/07, (c)	11,654,172
13,000,000	Sheffield Receivables, 5.29%, 4/19/07, (c)	12,965,745
1,900,000	Societe Generale NA, 5.31%, 4/4/07	1,899,169
5,000,000	Swedbank, 5.29%, 9/13/07	4,881,979
3,000,000	Triple A One Funding Corp., 5.29%, 4/12/07, (c)	2,995,169
1,101,000	Triple A One Funding Corp., 5.30%, 4/18/07, (c)	1,098,255
6,000,000	Tulip Funding Corp., 5.32%, 4/5/07, (c)	5,996,467
4,600,000	Tulip Funding Corp., 5.32%, 4/25/07, (c)	4,583,747
2,000,000	Tulip Funding Corp., 5.32%, 4/26/07, (c)	1,992,639
8,000,000	Tulip Funding Corp., 5.34%, 4/30/07, (c)	7,965,716
8,000,000	Windmill Funding Corp., 5.29%, 4/18/07, (c)	7,980,091

		187,782,988

Computers (0.2%):
1,225,000	Hewlett-Packard Co., 5.32%, 4/27/07, (c)	1,220,311

Insurance (3.1%):
6,000,000	Prudential plc, 5.34%, 7/23/07, (c)	5,902,067
10,000,000	Prudential plc, 5.38%, 2/11/08, (c)	9,552,333

		15,454,400

Total Commercial Paper (Cost $211,332,321)		211,332,321

Time Deposit (4.0%):
Agricultural Services (0.4%):
2,000,000	Cargill, Inc., 5.31%, 4/30/07, (d)	2,000,000

Finance Services (3.6%):
8,000,000	Cargill Global Funding plc, 5.32%, 4/30/07, (d)	8,000,000
10,000,000	Caterpillar, Inc., 5.31%, 4/27/07, (d)	10,000,000

		18,000,000

Total Time Deposit (Cost $20,000,000)		20,000,000

Corporate Bonds (35.7%):
Banking/Financial Services (33.7%):
13,000,000	American Express Credit Corp., 5.33%, 1/15/08, *	13,004,053
5,000,000	American Express Credit Corp., 5.42%, 3/5/08, *	5,001,453
5,000,000	Australia & New Zealand Banking Group, Ltd., 5.34%, 4/4/08, * (c)	5,000,000
5,000,000	BMW US Capital, LLC, 5.30%, 4/4/08, * (c)	5,000,000
5,000,000	Caja Madrid, 5.36%, 2/13/08, *	5,000,000
3,000,000	Caterpillar Financial Services, 5.45%, 8/20/07, *	3,001,037

Principal	Security	Amortized
Amount	Description	Cost
6,000,000	DNB NOR Bank ASA, 5.31%, 4/25/08, * (c)	5,999,597
15,000,000	General Electric Capital Corp., 5.42%, 1/3/08, *	15,010,527
1,300,000	General Electric Capital Corp., 5.39%, 3/4/08, *	1,300,846
5,000,000	Goldman Sachs Group, Inc, 5.79%, 2/26/08, *	5,020,016
5,500,000	HSBC Finance Corp., 5.40%, 6/1/07, *	5,500,738
10,000,000	HSBC Finance Corp., 5.33%, 4/4/08, *	10,000,000
15,000,000	JP Morgan Chase & Co., 5.30%, 4/11/08, *	15,000,000
2,000,000	Kommunlakredit Austria, 5.34%, 4/22/08, * (c)	2,000,000
3,500,000	Merrill Lynch & Co., 5.36%, 6/15/07, *	3,500,405
5,000,000	Merrill Lynch & Co., 5.40%, 4/3/08, *	5,000,000
5,400,000	Merrill Lynch & Co., 5.33%, 4/15/08, *	5,400,000
5,000,000	Merrill Lynch & Co., 5.30%, 4/24/08, *	5,000,000
8,000,000	Morgan Stanley, 5.49%, 1/18/08, *	8,009,051
10,000,000	Morgan Stanley, 5.41%, 4/25/08, *	10,001,374
5,000,000	Nationwide Building Society, 5.43%, 4/28/08, * (c)	5,001,794
9,500,000	Nordea Bank AB, 5.33%, 4/10/08, * (c)	9,500,276
6,000,000	Paccar Financial Corp., 5.32%, 4/11/08, *	6,000,000
10,000,000	US Bank NA, 5.37%, 9/10/07, *	10,003,063
5,000,000	Wells Fargo & Co., 5.31%, 4/3/08, *	5,000,000

		168,254,230

Insurance (2.0%):
10,000,000	Irish Life & Permanent plc, 5.36%, 4/21/08, * (c)	9,999,424

Total Corporate Bonds (Cost $178,253,654)		178,253,654

Deposit Account (0.0%):
540	TNT Offshore Deposit Account	540

Total Deposit Account (Cost $540)		540

Total Investments (Cost $502,023,484) (a) - 100.5%		502,023,484
Net other assets (liabilities) - (0.5)%		(2,704,378)

NET ASSETS - 100.0%		$499,319,106

Percentages indicated are based on net assets of $499,319,106.

*	Variable rate security. The rate presented represents the rate in effect at March 31, 2007. The date presented represents the maturity date.

(a)	Also represents cost for federal tax purposes.

(b)	The rates presented represent the effective yields at March 31, 2007.

(c)	Rule 144A, Sector 4(2) or other security which is restricted as to resale to institutional investors. The manager has deemed these securities to be liquid based on procedures approved by the Board of Trustees.

(d)	Rule 144A, Sector 4 or other security which is restricted as to resale to institutional investors. The manager has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of March 31, 2007, those securities represent 3.98% of the net assets in the Fund.
See notes to schedules of portfolio investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Neuberger Berman Regency Fund
Schedule of Portfolio Investments	March 31, 2007
(Unaudited)

	Security	Fair
Shares	Description	Value
Common Stocks (93.3%):
Aerospace/Defense (1.7%):
30,800	Embraer Aircraft Corp., ADR ^	$1,412,488

Automotive (0.8%):
11,500	Harley-Davidson, Inc.	675,625

Banking (4.8%):
11,000	Bear Stearns Cos., Inc.	1,653,850
46,700	Hudson City Bancorp, Inc.	638,856
37,200	Indymac Bancorp, Inc. ^	1,192,260
9,500	PMI Group, Inc. ^	429,590

		3,914,556

Computers (6.1%):
53,100	Activision, Inc. * ^	1,005,714
18,900	Affiliated Computer Services, Inc., Class A *	1,112,832
36,400	Check Point Software Technologies, Ltd. * ^	810,992
17,200	Lexmark International, Inc. *	1,005,512
52,200	Take-two Interactive Software, Inc. * ^	1,051,308

		4,986,358

Construction (10.7%):
26,400	Centex Corp.	1,102,992
42,600	Chicago Bridge & Iron Co., New York Registered Shares	1,309,950
45,100	Hovnanian Enterprises, Inc., Class A * ^	1,134,716
27,700	KB Home	1,181,959
25,600	Lennar Corp., Class A	1,080,576
35,500	Meritage Homes Corp. * ^	1,140,260
2,270	NVR, Inc. * ^	1,509,550
9,100	The Ryland Group, Inc. ^	383,929

		8,843,932

Diversified Operations (0.9%):
31,100	Walter Industries, Inc. ^	769,725

Electronics (3.6%):
32,400	Avnet, Inc. *	1,170,936
16,900	International Rectifier Corp. *	645,749
12,800	L-3 Communications Holdings, Inc.	1,119,616

		2,936,301

Food & Beverages (3.3%):
66,600	Constellation Brands, Inc., Class A *	1,410,588
15,600	Smithfield Foods, Inc. * ^	467,220
41,100	Tyson Foods, Inc., Class A	797,751

		2,675,559

Health Care (6.9%):
27,800	Aetna, Inc.	1,217,362
17,700	Coventry Health Care, Inc. *	992,085
11,200	Lifepoint Hospitals, Inc. *	428,064
18,100	NBTY, Inc. *	960,024
20,300	Omnicare, Inc. ^	807,331
20,300	Shire plc, ADR ^	1,256,570

		5,661,436

	Security	Fair
Shares	Description	Value
Insurance (4.1%):
9,400	CIGNA Corp.	1,341,004
30,300	Endurance Specialty Holdings, Ltd. ^	1,082,922
39,800	Fidelity National Financial, Inc., Class A	955,598

		3,379,524

Manufacturing (5.3%):
8,100	Eaton Corp.	676,836
26,800	Ingersoll-Rand Co., Ltd., Class A	1,162,316
22,800	Terex Corp. *	1,636,128
10,200	Whirlpool Corp. ^	866,082

		4,341,362

Metals/Mining (11.1%):
31,000	Arch Coal, Inc. ^	951,390
22,500	Cleveland-Cliffs, Inc. ^	1,440,225
25,900	Freeport-McMoRan Copper & Gold, Inc.	1,714,321
34,700	Joy Global, Inc.	1,488,630
16,600	Peabody Energy Corp.	667,984
17,900	Teck Cominco, Ltd., Class B ^	1,245,840
17,300	United States Steel Corp.	1,715,641

		9,224,031

Oil & Gas (11.7%):
21,400	Canadian Natural Resources, Ltd. ^	1,181,066
29,600	Denbury Resources, Inc. *	881,784
15,900	National Fuel Gas Co. ^	687,834
14,700	Noble Corp.	1,156,596
15,900	Oceaneering International, Inc. *	669,708
19,900	Oil States International, Inc. * ^	638,591
18,300	Quicksilver Resources, Inc. * ^	727,791
20,500	Southwestern Energy Co. *	840,090
8,300	Sunoco, Inc.	584,652
43,905	Talisman Energy, Inc. ^	770,972
22,900	Williams Cos., Inc.	651,734
16,100	XTO Energy, Inc.	882,441

		9,673,259

Pharmaceuticals (1.1%):
30,200	Endo Pharmaceuticals Holdings, Inc. *	887,880

Real Estate Investment Trusts (6.1%):
55,300	Annaly Capital Management, Inc.	856,044
17,600	Colonial Properties Trust ^	803,792
11,100	Developers Diversified Realty Corp.	698,190
20,300	First Industrial Realty Trust, Inc. ^	919,590
26,700	iStar Financial, Inc.	1,250,361
10,700	Ventas, Inc. ^	450,791

		4,978,768

Retail (4.8%):
22,400	Advance Auto Parts, Inc.	863,520
23,800	Aeropostale, Inc. *	957,474
52,400	Circuit City Stores, Inc. ^	970,972
29,400	Hot Topic, Inc. * ^	326,340
31,300	TJX Cos., Inc.	843,848

		3,962,154

Services (1.3%):
39,200	United Rentals, Inc. * ^	1,078,000

Telecommunications (1.0%):
57,300	Arris Group, Inc. * ^	806,784

Transportation (1.6%):
14,200	Frontline, Ltd. ^	504,100
30,407	Ship Finance International, Ltd. ^	834,068

		1,338,168

	Security	Fair
Shares	Description	Value
Utilities (6.4%):
6,000	Constellation Energy Group	521,700
27,600	DPL, Inc. ^	858,084
11,000	Edison International	540,430
24,700	Mirant Corp. * ^	999,362
17,600	NRG Energy, Inc. * ^	1,267,904
17,100	TXU Corp.	1,096,110

		5,283,590

Total Common Stocks (Cost $72,586,565)		76,829,500

Collateral for Securities on Loan (30.9%):
25,396,481	Northern Trust Liquid Institutional Asset Portfolio	25,396,481

Total Collateral for Securities on Loan (Cost $25,396,481)		25,396,481

Deposit Account (6.7%):
5,482,630	NTRS London Deposit Account	5,482,630

Total Deposit Account (Cost $5,482,630)		5,482,630

Total Investments (Cost $103,465,676) (a) - 130.9%		107,708,611
Net other assets (liabilities) - (30.9)%		(25,420,064)

NET ASSETS - 100.0%		$82,288,547

Percentages indicated are based on net assets of $82,288,547.

* Non-income producing security.

^ All or a portion of security is loaned as of March 31, 2007.

ADR – American Depositary Receipt.

(a) Cost for federal income tax purposes is $103,484,380. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$8,968,351
Unrealized depreciation	(4,744,120)

Net unrealized appreciation	$4,224,231

The following represents the concentrations by country as of March 31, 2007 based upon the total fair value of investments.

Country	Percentage
United States	84.5%
Bermuda	4.4%
Canada	3.9%
Brazil	1.7%
Netherlands	1.6%
United Kingdom	1.5%
Cayman Islands	1.4%
Israel	1.0%

100%

See notes to schedules of portfolio investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL OCC Opportunity Fund
Schedule of Portfolio Investments	March 31, 2007
(Unaudited)

	Security	Fair
Shares	Description	Value
Common Stocks (99.6%):
Consumer Discretionary (18.3%):
85,400	Coldwater Creek, Inc. * ^	$1,731,912
35,600	DealerTrack Holdings, Inc. *	1,093,632
305,300	Force Protection, Inc. * ^	5,727,427
62,360	LIFE TIME FITNESS, Inc. *	3,205,928
84,833	Martha Stewart Living Omnimedia, Inc. ^	1,443,009
77,689	New Oriental Education & Technology Group, Inc. * ^	3,148,735
126,398	Pinnacle Entertainment, Inc. *	3,674,390
225,670	SunOpta, Inc. * ^	2,685,473
58,722	Vistaprint, Ltd. *	2,249,053
45,980	Volcom, Inc. * ^	1,579,873
184,300	Wet Seal, Inc. *	1,207,165
37,500	Winnebago Industries, Inc. ^	1,261,125

		29,007,722

Energy (9.0%):
759,900	Aurora Oil & Gas Corp. * ^	1,983,339
75,700	Helix Energy Solutions Group, Inc.*	2,822,853
99,565	Parallel Petroleum Corp. * ^	2,285,017
192,000	PetroQuest Energy, Inc. * ^	2,244,480
125,720	Quicksilver Resources, Inc. * ^	4,999,884

		14,335,573

Financials (6.1%):
112,262	Clayton Holding, Inc. * ^	1,722,099
111,000	Endeavor Acquisition Corp. * ^	1,204,350
175,100	MRU Holdings, Inc. *	1,213,443
279,971	Optionable, Inc. * ^	1,660,228
205,500	Primus Guaranty, Ltd. *	2,527,650
26,800	Redwood Trust, Inc. — REIT	1,398,424

		9,726,194

Health Care (22.8%):
82,700	Allscripts Healthcare Solutions, Inc.* ^	2,217,187
201,333	Cardiome Pharma Corp. *	2,043,530
216,620	Cubist Pharmaceuticals, Inc. *	4,780,803
173,550	CV Therapeutics, Inc. * ^	1,365,839
470,200	Durect Corp. * ^	1,956,032
179,684	Halozyme Therapeutics, Inc. *	1,448,253
60,800	Hologic, Inc. *	3,504,512
179,100	Indevus Pharmaceuticals, Inc. * ^	1,266,237
219,504	Labopharm, Inc. *	1,251,173
93,500	Martek Biosciences Corp. * ^	1,927,970
52,400	Nuvasive, Inc. *	1,244,500
125,079	NxStage Medical, Inc. * ^	1,666,052
109,717	POZEN, Inc. * ^	1,618,326
301,773	Salix Pharmaceuticals, Inc. *	3,802,340
63,370	Theravance, Inc. *	1,869,415
99,211	Ventana Medical Systems, Inc. *	4,156,941

		36,119,110

Industrials (12.8%):
39,000	Copa Holdings SA, Class A	2,008,110
62,000	Dynamic Materials Corp. *	2,028,640
62,400	Fuel Tech, Inc. *	1,538,160

	Security	Fair
Shares	Description	Value
153,709	H&E Equipment Services, Inc. *	3,304,744
50,770	Kenexa Corp. *	1,580,470
43,100	Kirby Corp. *	1,507,638
74,290	Knight Transportation, Inc. ^	1,323,848
41,400	Old Dominion Freight Line, Inc. *	1,192,734
124,200	On Assignment, Inc. *	1,541,322
48,570	Resources Connection, Inc. *	1,553,754
32,579	TransDigm Group, Inc. *	1,185,224
65,040	UTI Worldwide, Inc.	1,598,683

		20,363,327

Information Technology (24.9%):
59,110	American Reprographics Co. *	1,819,997
132,966	Concur Technologies, Inc. * ^	2,321,586
27,000	FormFactor, Inc. *	1,208,250
56,172	Forrester Research, Inc. *	1,593,038
68,400	I2 Technologies, Inc. * ^	1,641,600
166,729	Ikanos Communications, Inc. * ^	1,295,484
244,530	Innerworkings, Inc. * ^	2,885,454
239,848	LECG Corp. *	3,473,000
64,500	Liquidity Service, Inc. *	1,092,630
95,710	Microsemi Corp. * ^	1,991,725
72,200	Netlogic Microsystems, Inc. * ^	1,921,964
83,600	Omniture, Inc. * ^	1,524,028
355,080	Opsware, Inc. * ^	2,574,330
154,453	RightNow Technologies, Inc. * ^	2,529,940
37,900	Syntel, Inc.	1,313,235
83,500	Taleo Corp., Class A *	1,384,430
56,840	THQ, Inc. *	1,943,360
77,160	Ultimate Software Group, Inc. *	2,020,820
94,735	Websense, Inc. *	2,177,958
260,450	Wind River Systems, Inc. *	2,588,873

		39,301,702

Materials (0.8%):
17,000	Haynes International, Inc. *	1,239,810

Telecommunication Services (3.8%):
114,400	Cognet Communications Group, Inc.*	2,703,272
69,700	SAVVIS, Inc. *	3,337,236

		6,040,508

Utilities (1.1%):
244,710	Basin Water, Inc. * ^	1,681,158

Total Common Stocks (Cost $145,849,094)		157,815,104

Collateral for Securities on Loan (33.0%):
52,306,204	Allianz Dresdner Daily Asset Fund	52,306,204

Total Collateral for Securities on Loan (Cost $52,306,204)		52,306,204

Deposit Account (0.8%):
1,306,085	NTRS London Deposit Account	1,306,085

Total Deposit Account (Cost $1,306,085)		1,306,085

Total Investments (Cost $199,461,383) (a) - 133.4%		211,427,393
Net other assets (liabilities) - (33.4)%		(52,915,713)

NET ASSETS - 100.0%		$158,511,680

Percentages indicated are based on net assets of $158,511,680.

*	Non-income producing security.

^	All or a portion of security is loaned as of March 31, 2007.
(a)	Cost for federal income tax purposes is $200,323,391. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$16,919,465
Unrealized depreciation	(5,815,463)

Net unrealized appreciation	$11,104,002

The following represents the concentrations by country as of March 31, 2007 based upon the total fair value of investments.

Country	Percentage
United States	90.9%
Canada	3.8%
Bermuda	3.0%
Panama	1.3%
Virgin Islands	1.0%

100%

See notes to schedules of portfolio investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL OCC Renaissance Fund
Schedule of Portfolio Investments	March 31, 2007
(Unaudited)

	Security	Fair
Shares	Description	Value
Common Stocks (98.6%):
Consumer Discretionary (13.3%):
70,800	Advance Auto Parts, Inc.	$2,729,340
219,300	Ford Motor Co. ^	1,730,277
148,800	K-Swiss, Inc., Class A	4,020,576
144,100	Oshkosh Truck Corp.	7,637,300
213,900	Royal Caribbean Cruises, Ltd.	9,018,024
328,100	TJX Cos., Inc.	8,845,576
97,100	Walgreen Co.	4,455,919
471,900	WPP Group plc	7,160,946

		45,597,958

Consumer Staples (1.9%):
101,200	Clorox Co.	6,445,428

Energy (9.0%):
72,300	ConocoPhillips	4,941,705
50,800	FMC Technologies, Inc. *	3,543,808
97,900	Hess Corp.	5,430,513
63,800	Mirant Corp. *	2,581,348
80,000	National-Oilwell Varco, Inc. *	6,223,200
122,000	Prosafe ASA Co.	1,854,795
182,500	Range Resources Corp.	6,095,500

		30,670,869

Financials (29.7%):
41,100	Ambac Financial Group, Inc.	3,550,629
148,500	Bank of New York Co., Inc.	6,021,675
219,500	CBL & Associates Properties, Inc.	9,842,380
59,900	CIT Group, Inc.	3,169,908
102,500	Douglas Emmett, Inc. — REIT	2,616,825
87,985	Fortress Investment Group LLC ^	2,523,410
263,700	H&R Block, Inc.	5,548,248
68,900	Investment Technology Group, Inc.*	2,700,880
57,400	Lazard, Ltd., Class A	2,880,332
30,000	M&T Bank Corp. ^	3,474,900
50,600	MBIA, Inc. ^	3,313,794
168,200	Nationwide Health Properties, Inc. -REIT	5,257,932
40,700	PartnerRe, Ltd. ^	2,789,578
132,760	Platinum Underwriters Holdings, Ltd.	4,258,941
97,400	ProLogis — REIT	6,324,182
95,800	Prosperity Bancshares, Inc.	3,328,092
98,600	Reinsurance Group of America, Inc.^	5,691,192
252,300	StanCorp Financial Group, Inc.	12,405,590
263,600	TD Ameritrade Holding Corp. * ^	3,922,368
139,200	Zions Bancorp	11,765,184

		101,386,040

Health Care (8.7%):
60,600	Coventry Health Care, Inc. *	3,396,630
71,300	DaVita, Inc. *	3,801,716
140,300	Health Net, Inc. *	7,549,543
61,800	Invitrogen Corp. * ^	3,933,570
37,500	Laboratory Corp. of America Holdings *	2,723,625
164,900	MedImmune, Inc. *	6,000,711

	Security	Fair
Shares	Description	Value
33,089	Nektar Therapeutics *	432,142
49,700	Teva Pharmaceutical Industries, Ltd., ADR ^	1,860,271

		29,698,208

Industrials (14.2%):
82,800	Centex Corp. ^	3,459,384
121,600	ChoicePoint, Inc. *	4,551,488
61,700	Cytec Industries, Inc.	3,470,008
305,700	Goodrich Corp.	15,737,436
74,900	Joy Global, Inc.	3,213,210
98,500	Lennar Corp. ^	4,157,685
230,600	UTI Worldwide, Inc.	5,668,148
220,900	Zebra Technologies Corp., Class A *^	8,528,949

		48,786,308

Information Technology (5.5%):
79,550	AMETEK, Inc.	2,747,657
28,100	Amphenol Corp., Class A	1,814,417
83,520	CACI International, Inc., Class A *	3,913,747
55,900	CDW Corp.	3,433,937
137,000	Fairchild Semiconductor International, Inc. *	2,290,640
169,000	Tektronix, Inc.	4,759,040

		18,959,438

Materials (0.6%):
4,600	Arch Coal, Inc.	141,174
182,300	Smurfit-Stone Container Corp. * ^	2,052,698

		2,193,872

Telecommunication Services (3.7%):
88,700	Juniper Networks, Inc. *	1,745,616
570,400	Sprint Nextel Corp. ^	10,814,784

		12,560,400

Utilities (12.0%):
93,200	Dominion Resources, Inc.	8,273,364
139,500	DPL, Inc. ^	4,337,055
293,968	Duke Energy Corp.	5,964,611
74,300	Entergy Corp.	7,795,556
100,500	SCANA Corp.	4,338,585
97,800	Southern Co.	3,584,370
96,772	Vectren Corp.	2,767,679
86,700	Wisconsin Energy Corp.	4,206,684

		41,267,904

Total Common Stocks (Cost $319,066,185)		337,566,425

Collateral for Securities on Loan (14.2%):
48,777,675	Allianz Dresdner Daily Asset Fund	48,777,675

Total Collateral for Securities on Loan (Cost $48,777,675)		48,777,675

Deposit Account (1.7%):
5,879,808	NTRS London Deposit Account	5,879,808

Total Deposit Account (Cost $5,879,808)		5,879,808

Total Investments (Cost $373,723,668) (a) — 114.5%		392,223,908
Net other assets (liabilities) — (14.5)%		(49,643,135)

NET ASSETS — 100.0%		$342,580,773

Percentages indicated are based on net assets of $342,580,773.

*	Non-income producing security.

^	All or a portion of a security is loaned as of March 31, 2007.

(a)	Cost for federal income tax purposes is $374,898,027. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$27,487,251
Unrealized depreciation	(10,161,370)

Net unrealized appreciation	$17,325,881

     The following represents the concentrations by country as of March 31, 2007 based upon the total fair value of investments.

Country	Percentage
United States	89.7%
Bermuda	2.9%
Liberia	2.6%
United Kingdom	2.1%
Virgin Islands	1.7%
Israel	0.5%
Norway	0.5%

Total	100.0%
See notes to schedules of portfolio investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL OCC Value Fund
Schedule of Portfolio Investments	March 31, 2007
(Unaudited)

	Security	Fair
Shares	Description	Value
Common Stocks (96.6%):
Consumer Discretionary (5.8%):
224,300	Carnival Corp. ^	$10,510,698
64,200	Dow Jones & Co., Inc. ^	2,212,974
32,100	PetSmart, Inc. ^	1,058,016

		13,781,688

Consumer Staples (1.1%):
43,600	Yum! Brands, Inc.	2,518,336

Energy (16.7%):
91,900	BP plc, ADR ^	5,950,525
217,300	Chevron Corp.	16,071,508
185,700	ConocoPhillips	12,692,595
82,100	GlobalSantaFe Corp. ^	5,063,928

		39,778,556

Financials (32.2%):
64,000	Allstate Corp.	3,843,840
66,049	Annaly Capital Management, Inc. - REIT	1,022,439
254,000	Bank of New York Co., Inc.	10,299,700
63,500	Capital One Financial Corp. ^	4,791,710
80,330	Countrywide Financial Corp. ^	2,702,301
25,100	Everest Re Group, Ltd. ^	2,413,867
1,463	Fortress Investment Group LLC ^	41,959
319,400	H&R Block, Inc. ^	6,720,176
51,300	Hartford Financial Services Group, Inc.	4,903,254
218,300	J.P. Morgan Chase & Co.	10,561,354
96,000	MBIA, Inc. ^	6,287,040
51,400	Merrill Lynch & Co., Inc.	4,197,838
97,800	MetLife, Inc.	6,176,070
77,000	Morgan Stanley	6,064,520
31,600	PNC Financial Services Group, Inc.	2,274,252
50,200	RenaissanceRe Holdings, Ltd.	2,517,028
67,300	Wells Fargo & Co.	2,317,139

		77,134,487

Health Care (7.9%):
123,100	Aetna, Inc.	5,390,549
49,700	Health Net, Inc. *	2,674,357
38,052	Nektar Therapeutics * ^	496,959
127,400	Wellpoint, Inc. *	10,332,140

		18,894,005

Industrials (17.4%):
128,600	Amgen, Inc. *	7,186,168
63,600	Boeing Co. (The)	5,654,676
93,200	ChoicePoint, Inc. * ^	3,488,476
128,500	D.R. Horton, Inc.	2,827,000
115,900	Honeywell International, Inc.	5,338,354
142,400	Lennar Corp. ^	6,010,704
70,400	Parker Hannifin Corp.	6,076,224
88,800	Pulte Homes, Inc.	2,349,648
24,900	Union Pacific Corp.	2,528,595

		41,459,845

Information Technology (1.8%):
139,400	EMC Corp. *	1,930,690
24,600	Johnson Controls, Inc.	2,327,652

	Security	Fair
Shares	Description	Value
		4,258,342

Materials (0.5%):
18,300	PPG Industries, Inc. ^	1,286,673

Telecommunication Services (7.5%):
43,700	Alltel Corp. ^	2,709,400
63,100	AT&T, Inc.	2,488,033
138,200	Sprint Nextel Corp.	2,620,272
192,600	Verizon Communications, Inc.	7,303,392
188,600	Windstream Corp.	2,770,534

		17,891,631

Utilities (5.7%):
129,300	Dominion Resources, Inc.	11,477,961
61,600	General Electric Co.	2,178,176

		13,656,137

Total Common Stocks (Cost $211,493,862)		230,659,700

Collateral for Securities on Loan (7.5%):
17,899,925	Northern Trust Liquid Institutional Asset Portfolio	17,899,925

Total Collateral for Securities on Loan (Cost $17,899,925)		17,899,925

Deposit Account (3.0%):
7,129,817	NTRS London Deposit Account	7,129,817

Total Deposit Account (Cost $7,129,817)		7,129,817

Total Investments (Cost $236,523,604) (a) — 107.1%		255,689,442
Net other assets (liabilities) — (7.1)%		(17,008,535)

NET ASSETS — 100.0%		$238,680,907

Percentages indicated are based on net assets of $238,680,907.

*	Non-income producing security.

^	All or a portion of security is loaned as of March 31, 2007.
ADR – American Depositary Receipt.
(a)	Cost for federal income tax purposes is $236,843,946. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$22,514,053
Unrealized depreciation	(3,668,557)

Net unrealized appreciation	$18,845,496

The following represents the concentrations by country as of March 31, 2007 based upon the total fair value of investments.

Country	Percentage
United States	88.9%
Panama	4.4%
United Kingdom	2.5%
Bermuda	2.1%
Cayman Islands	2.1%

100.0%

See notes to schedules of portfolio investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Oppenheimer Developing Markets Fund
Schedule of Portfolio Investments
(Unaudited)	March 31, 2007

	Security
Shares	Description	Value
Common Stocks (94.6%):
Aerospace/Defense (0.1%):
1,473	Elbit Systems, Ltd.	$52,584

Automobiles (3.8%):
10,300	Bajaj Auto, Ltd.	575,229
27,389	Ford Otomotiv Sanayi A/S	239,060
5,921	Hero Honda Motors, Ltd.	93,275
9,094	Hyundai Motor Co.	638,516
3,370	Hyundai Motor Co., Ltd., Preferred Shares	126,429
42,350	Kia Motors Corp. *	568,906
41,086	Mahindra & Mahindra, Ltd.	734,568
84,000	Rico Auto Industries, Ltd.	89,634
114,690	Ssangyong Motor Co. *	748,674

		3,814,291

Banking/Financial Services (13.9%):
12,300	Banco Bradesco SA, ADR ^	497,412
45,260	Banco Bradesco SA, Preferred Shares	923,091
26,400	Banco Latinoamericano de Exportaciones SA	439,296
24,100	Bangkok Bank Public Co., Ltd.	77,813
59,091	Bank Hapoalim BM	282,411
78,700	Bank Leumi Le-Israel	282,886
415,932	Cathay Financial Holding Co., Ltd.	862,731
25,100	Commercial International Bank Corp.	243,982
40,200	Commercial International Bank Corp., GDR	392,529
15,580	Daegu Bank	282,853
594,000	Fubon Financial Holdings Co., Ltd.	534,705
23,600	Grupo Financiero Banorte, SA de CV	111,846
141,400	Grupo Financiero Inbursa, SA de CV	276,765
5,670	Hana Financial Group, Inc.	293,937
4,100	HDFC Bank Ltd. ^	264,245
36,600	Housing Development Finance Ltd.	1,278,347
32,000	ICICI Bank, Ltd., ADR ^	1,176,001
169,600	Israel Discount Bank *	356,468
28,210	Jeonbuk Bank	272,886
20,400	Kasikornbank Public Co., Ltd.	39,050
195,113	Kiatnakin Finance Public Co., Ltd.	160,325
6,300	Kookmin Bank, ADR ^	567,945
15,730	Korea Exchange Bank Co.	253,949
8,970	Korea Investment Holdings Co., Ltd.*	472,484
126,300	Krung Thai Bank Public Co., Ltd.	43,562
7,393	Mirae Asset Securities Co., Ltd. *	465,380
1,534,000	PT Bank Mandiri	420,389
17,300	Pusan Bank Co.	257,169
22,500	Reliance Capital, Ltd.	345,924
84,530	Shin Kong Financial Holding Co., Ltd.	74,900
6,600	Shinhan Financial Group Co., Ltd.	378,334
12,400	Siam Commercial Bank Public Co.,Ltd.	24,075

	Security
Shares	Description	Value
308,800	TISCO Bank Public Co., Ltd.	192,913
7,437,100	TMB Bank Corp. *	552,944
132,791	Turkiye Vakiflar Bankasi T.A.O. *	297,476
139,100	Turkiye Vakiflar Bankasi TAO	347,504
12,090	Woori Finance Holdings Co., Ltd.	292,440

		14,036,967

Beverages (0.9%):
2,200	Companhia de Bebidas das Americas, ADR ^	114,730
5,650	Fomento Economico Mexicano, SA de CV, ADR	623,704
35,400	United Breweries, Ltd.	216,128

		954,562

Chemicals (0.1%):
7,700	Makhteshim-Agan Industries, Ltd.	48,284
28,000	Taiwan Fertilizer Co., Ltd.	46,498

		94,782

Computers (4.6%):
61,200	HCL Technologies, Ltd.	409,326
2,600	High Tech Computer Corp.	40,035
28,300	Infosys Technologies, Ltd.	1,310,543
509,080	Inventec Co., Ltd.	405,558
402,337	Lite-On Technology Corp.	519,137
234,814	Mitac International Corp.	259,387
428,613	Quanta Computer, Inc.	651,523
35,966	Tata Consultancy Services, Ltd.	1,016,769

		4,612,278

Construction (3.4%):
21,318	Aveng, Ltd. ^	135,071
138,000	Continental Engineering Corp.	105,165
43,000	Corporacion GEO, SA de CV, Series B *	249,377
141,900	Empresas ICA, SA de CV *	548,415
6,400	FLSmidth & Co. A/S	431,401
3,042	GS Engineering & Construction Corp.	271,982
5,470	Hyundai Development Co.	300,009
10,502	Hyundai Engineering & Construction Co., Ltd. *	565,235
5,490	Kyeryong Construction Industrial Co., Ltd.	221,816
79,500	Murray & Roberts Holdings, Ltd.	611,685

		3,440,156

Cosmetics & Toiletries (0.9%):
2,094	ABLE C&C *	13,048
789	Amorepacific Corp.	434,368
30,422	Aspen Pharmacare Holdings, Ltd.	155,324
18,600	Natura Cosmeticos SA	209,547
460	Pacific Corp.	67,683

		879,970

Diversified (2.9%):
188,600	Haci Omer Sabanci Holding A/S	771,840
25,400	Haci Omer Sabanci Holding A/S, ADR	26,086
317,000	Impulsora del Desarrollo y el Empleo en America Latina, SA de CV *	396,412
45,000	Keppel Corp., Ltd.	563,700
170,925	Koc Holdings A/S *	773,229
5,710	LG Corp.	193,396
9,100	Siemens India, Ltd.	228,170

		2,952,833

Electronics (8.8%):
16,900	Bharat Electronics Ltd.	581,965
9,049	Bharat Heavy Electricals, Ltd.	470,913
287,000	Chi Mei Optoelectronics Corp.	297,630

	Security
Shares	Description	Value
286,800	Hon Hai Precision Industry Co., Ltd.	1,920,664
4,870	LG Electronics, Inc.	332,025
5,595	LG.Philips LCD Co., Ltd. *	195,671
38,000	MediaTek, Inc.	434,436
23,320	Powerchip Semiconductor Corp.	13,896
3,356	Samsung Electronics Co., Ltd.	2,006,563
255,682	Sunplus Technology Co., Ltd.	585,699
344,300	Synnex Technology International Corp.	425,973
168,000	Taiwan Semiconductor Manufacturing Co., Ltd.	344,034
1,000	Techtronic Industries Co., Ltd.	1,205
3,981	Telechips, Inc.	61,703
1,734,627	United Microelectronics Corp.	995,417
267,000	Varitronix International, Ltd.	144,531

		8,812,325

Food (1.9%):
3,300	Bunge, Ltd. ^	271,326
8,800	Jeronimo Martins, SGPS SA	229,038
280,000	Sadia SA, Preferred Shares	1,067,352
8,502	Tiger Brands, Ltd.	207,253
133,000	Uni-President Enterprises Corp.	126,905

		1,901,874

Health Care (0.4%):
20,000	Diagnosticos da America SA *	441,898

Insurance (0.9%):
128,000	Aksigorta A/S	629,468
22,133	Anadolu Anonim Turk Sigorta Sirketi	46,396
20,900	Liberty Group, Ltd ^	236,320

		912,184

Manufacturing (5.6%):
84,900	Amtek Auto, Ltd.	718,650
5,300	Aracruz Celulose SA, ADR ^	278,091
7,500	Bharat Forge, Ltd.	54,162
6,530	Daewoo Shipbuilding & Marine	238,612
	Engineering Co., Ltd.
163,500	Far Eastern Textile, Ltd.	140,317
15,654	FINETEC Corp.	270,130
35,900	Larsen & Toubro, Ltd.	1,333,061
2,000	Lupatech SA *	35,828
25,500	OAO TMK Co. *	841,500
10,720	Samsung Heavy Industries Co., Ltd.	284,630
160,000	SembCorp Marine, Ltd.	369,419
173,200	Steinhoff International Holdings, Ltd ^	. 556,954
10,500	Tenaris SA, ADR	481,950

		5,603,304

Media (0.3%):
66,600	Corporacion Interamericana de Entretenimiento, SA de CV, Class B*	188,415
16,000	Television Broadcasts, Ltd.	100,227

		288,642

Metals/Mining (11.5%):
12,800	Anglo Platinum, Ltd. ^	2,016,428
31,700	AngloGold Ashanti, Ltd., ADR ^	1,413,503
292,500	China Shenhua Energy Co., Ltd.	702,358
33,400	Companhia Vale do Rio Doce, ADR^	1,235,466
28,900	Companhia Vale do Rio Doce, ADR, Preferred Shares ^	903,992
2,800	GMK Norilsk Nickel Co. ^	519,400
37,000	Harmony Gold Mining Co., Ltd, ADR * ^	514,300

	Security
Shares	Description	Value
111,565	Highland Gold Mining Co., Ltd. *	409,074
39,600	Impala Platinum Holdings, Ltd.	1,241,138
61,000	Polymetal-GDR 144A * ^	444,080
959,000	PT Aneka Tambang Tbk	1,245,744
27,500	Yamana Gold, Inc. ^	394,900
570,000	Yanzhou Coal Mining Co., Ltd.	548,473

		11,588,856

Oil/Gas (13.0%):
153,000	China Oilfield Services, Ltd. ^	122,839
1,050,000	China Petroleum & Chemical Corp.(Sinopec)	887,241
172,200	Det Norske Oljeselskap, ASA * ^	307,097
40,670	Gail India, Ltd.	246,573
7,900	Hydril * ^	760,296
16,300	LUKOIL, ADR	1,408,320
414,000	PetroChina Co., Ltd.	484,819
41,700	Petroleo Brasileiro SA, ADR ^	4,149,566
6,700	Petroleo Brasileiro SA, ADR, Class A	598,645
24,800	Reliance Industries, Ltd.	779,578
38,200	Reliance Natural Resources, Ltd *	19,388
7,869	S-Oil Corp.	542,957
2,021	S-Oil Corp., Preferred Shares	112,824
18,720	Surgutneftegaz OJSC, ADR	1,181,232
11,530	Technip SA ^	841,416
30,500	Tupras-Turkiye Petrol Rafinerileri A/S	679,045

		13,121,836

Pharmaceuticals (0.3%):
4,315	Divi’s Laboratories, Ltd.	305,254

Real Estate (3.7%):
5,000	Brascan Residential Properties SA *	31,321
16,000	Camargo Correa Desenvolvimento Imobiliario SA	93,236
157,000	Consorcio ARA, S.A. de C.V.	270,309
4,000	Cyrela Brazil Realty SA Empreendimentos e Participacoes, GDR	747,605
13,500	Gafisa SA	170,446
3,000	Iguatemi Empresa de Shopping Centers SA *	44,433
14,891	Medinet Nasr Housing	392,113
422,059	SARE Holding, SA de CV *	697,982
4,359,799	SM Prime Holdings, Inc.	1,040,210
14,500	Solidere ^	232,580

		3,720,235

Retail/Wholesale (3.5%):
8,700	Companhia Brasileira de Distribuicao Grupo Pao De Acucar, ADR ^	251,343
15,000	JD Group, Ltd.	184,105
298,400	Jollibee Foods Corp.	336,687
13,176,000	Lojas Americanas SA, Preferred Shares	831,777
48,200	Massmart Holdings, Ltd.	560,388
120,000	President Chain Store Corp.	293,610
297,000	PT Astra International Tbk	429,786
672,500	Ramayana Lestari Sentosa PT Tbk	59,720
772	Shinsegae Co., Ltd.	442,937
6,316	Trent, Ltd.	99,374

		3,489,727

Telecommunications (10.3%):
142,100	Advanced Information Service Public Co., Ltd.	272,112
28,200	America Movil, SA de CV, ADR, Series L	1,347,678

	Security
Shares	Description	Value
73,100	Bharti Airtel, Ltd. *	1,279,048
28,500	China Mobile Ltd. ^	1,278,225
21,018	Humax Co., Ltd.	499,604
170,000	Hutchison Telecommunications International, Ltd. * ^	346,683
29,144	Idea Cellular, Ltd. *	63,453
184,100	Inventec Appliance Corp.	448,375
17,219	Orascom Telecom Holding SAE	1,194,897
2,071,000	PT Indosat Tbk	1,418,919
1,288,000	PT Telekomunikasi Indonesia	1,388,075
22,900	Tele Norte Leste Participacoes SA	663,881
8,000	Tele Norte Leste Participacoes SA, Preferred Shares	110,911
264,500	True Corporation Public Co., Ltd. *	40,087
1	Turkcell Iletisim Hizmetleri A/S	3

		10,351,951

Tobacco (1.4%):
7,900	Eastern Tobacco	557,021
84,900	ITC, Ltd.	296,137
459,000	pt Gudang Garam Tbk	533,393

		1,386,551

Transportation (2.0%):
156,000	All America Latina Logistica	1,892,332

11,100	All America Latina Logistica, GDR	135,522

		2,027,854

Utilities (0.4%):
6,235,500	Electropaulo Metropolitana SA, Preferred Class B *	290,685
5,500	Ormat Industries, Ltd.	65,576

		356,261

Total Common Stocks (Cost $83,881,132)		95,147,175

Collateral for Securities on Loan (13.7%):
13,801,232	Northern Trust Liquid Institutional Asset Portfolio	13,801,232

Total Collateral for Securities on Loan (Cost $13,801,232)		13,801,232

Deposit Account (6.2%):
6,211,917	NTRS London Deposit Account	6,211,917

Total Deposit Account (Cost $6,211,917)		6,211,917

Total Investments (Cost $103,894,281) (a) - 114.5%		115,160,324
Net other assets (liabilities) — (14.5)%		(14,562,026)

NET ASSETS - 100.0%		$100,598,298

Percentages indicated are based on net assets of $100,598,298.

*	Non-income producing security.

^	All or a portion of security is loaned as of March 31, 2007.

ADR – American Depositary Receipt.

GDR – Global Depositary Receipt.

(a)	Cost for federal income tax purposes is $104,286,851. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$13,978,913
Unrealized depreciation	(3,105,440)

Net unrealized appreciation	$10,873,473

The following represents the concentrations by country as of March 31, 2007 based upon the total fair value of investments.

Country	Percentage
Brazil	14.9%
India	13.8%
Korea	12.5%
Taiwan	9.4%

Country	Percentage
South Africa	7.7%
United States	7.6%
Indonesia	5.4%
Mexico	4.7%
Russia	4.3%
Turkey	3.8%
Egypt	2.7%
China	2.7%
Hong Kong	1.5%
Thailand	1.4%
Philippines	1.4%
Israel	1.1%
Singapore	0.9%
France	0.8%
Luxembourg	0.5%
Panama	0.4%
Denmark	0.4%
United Kingdom	0.4%
Canada	0.4%
Cayman Islands	0.3%
Norway	0.3%
Bermuda	0.3%
Lebanon	0.2%
Portugal	0.2%

Total	100.0%

See notes to schedules of portfolio investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Oppenheimer Global Fund
Schedule of Portfolio Investments	March 31, 2007
(Unaudited)

	Security	Fair
Shares	Description	Value
Common Stocks (98.0%):
Aerospace/Defense (3.2%):
47,900	Empresa Brasileira de Aeronautica SA, ADR ^	$2,196,694
71,660	European Aeronautic Defence and Space Co. ^	2,227,778
13,310	Lockheed Martin Corp.	1,291,336
24,600	Raytheon Co.	1,290,516

		7,006,324

Banking/Financial Services (11.1%):
23,120	ACE, Ltd.	1,319,227
41,300	Credit Saison Co., Ltd.	1,358,828
44,726	Credit Suisse Group	3,216,246
122,272	HSBC Holdings plc ^	2,124,381
14,300	ICICI Bank, Ltd., ADR ^	525,525
57,065	Investor AB, B Shares	1,360,923
23,204	JPMorgan Chase & Co.	1,122,610
29,600	Morgan Stanley	2,331,296
34,780	Northern Trust Corp.	2,091,669
146,740	Prudential plc	2,075,303
316	Resona Holdings, Inc. ^	844,495
92,619	Royal Bank of Scotland Group plc	3,622,655
11,664	Societe Generale	2,019,308
68	Sumitomo Mitsui Financial Group, Inc.	617,041

		24,629,507

Beverages (0.7%):
27,990	Companhia de Bebidas das Americas, ADR, Preferred Shares ^	1,538,330

Computers (8.4%):
68,300	Adobe Systems, Inc. *	2,848,110
667,000	BenQ Corp. *	265,945
16,200	Canon, Inc.	869,214
38,000	Cisco Systems, Inc. *	970,140
49,986	Infosys Technologies, Ltd.	2,314,799
71,100	Intuit, Inc. *	1,945,296
127,270	Juniper Networks, Inc. *	2,504,674
133,400	Microsoft Corp.	3,717,857
52,599	SAP AG ^	2,349,958
32,700	SQUARE ENIX Co., Ltd. ^	839,240

		18,625,233

Diversified (0.4%):
83,000	Hutchison Whampoa, Ltd.	798,845

E-Commerce (1.8%):
106,300	eBay, Inc. *	3,523,845
15,200	Yahoo!, Inc. *	475,608

		3,999,453

Electronics (10.2%):
137,850	Advanced Micro Devices, Inc. * ^	1,800,321
69,200	Altera Corp. *	1,383,308
48,800	Cree, Inc. * ^	803,248
50,700	HOYA Corp.	1,672,399
21,000	International Rectifier Corp. *	802,410
5,030	Keyence Corp.	1,136,848
68,500	Koninklijke Philips Electronics NV ^	2,621,716
12,300	KYOCERA Corp.	1,152,284

	Security	Fair
Shares	Description	Value
29,200	Linear Technology Corp. ^	922,428
55,900	Maxim Integrated Products, Inc.	1,643,460
155,200	MediaTek, Inc.	1,774,328
2,284	Samsung Electronics Co., Ltd.	1,365,610
59,400	Sony Corp.	3,001,285
677,395	Taiwan Semiconductor Manufacturing Co., Ltd.	1,387,185
47,300	Xilinx, Inc.	1,217,029

		22,683,859

Health Care (2.1%):
4,100	3SBio, Inc. *	45,182
86,147	Boston Scientific Corp. *	1,252,577
8,800	Johnson & Johnson	530,288
15,900	Medtronic, Inc.	780,054
115,115	Smith & Nephew plc	1,460,814
16,900	Theravance, Inc. * ^	498,550

		4,567,465

Insurance (1.9%):
360	Berkshire Hathaway, Inc., Class B *	1,310,400
6,610	Everest Re Group, Ltd.	635,684
33,400	Manulife Financial Corp. ^	1,148,830
15,300	XL Capital, Ltd., Class A ^	1,070,388

		4,165,302

Manufacturing (14.9%):
26,800	3M Co.	2,048,324
36,529	Bayerische Motoren Werke AG	2,154,799
16,640	Boeing Co.	1,479,462
219,771	Cadbury Schweppes plc	2,825,206
63,328	Diageo plc	1,284,049
6,400	Fanuc, Ltd.	591,376
143,400	Fomento Economico Mexicano, SA de CV	1,582,461
206,790	Grupo Modelo, SA de CV, Series C ^	1,059,669
234,500	Hindustan Lever, Ltd.	1,104,005
5,441	Hyundai Heavy Industries Co., Ltd.	1,086,233
27,390	LVMH Moet Hennessy Louis Vuitton SA	3,041,850
29,800	Murata Manufacturing Co., Ltd.	2,160,306
8,400	Nidec Corp.	538,651
1,182	Porsche AG	1,805,181
70,363	Reckitt Benckiser plc	3,666,448
30,300	Sega Sammy Holdings, Inc. ^	706,261
35,828	Siemens AG	3,832,046
33,500	Toyota Motor Corp.	2,145,861

		33,112,188

Media (3.7%):
89,300	Grupo Televisa SA	2,661,140
64,900	Pearson plc	1,112,129
185,000	Singapore Press Holdings, Ltd.	534,338
542,300	Sirius Satellite Radio, Inc. * ^	1,735,360
119,800	Wire and Wireless India, Ltd. *	244,950
108,323	Zee News, Ltd. *	96,627
251,600	Zee Telefilms, Ltd.	1,742,008

		8,126,552

Oil/Gas (6.4%):
25,470	BP plc, ADR	1,649,183
20,620	Chevron Corp.	1,525,055
49,600	Fortum Oyj ^	1,450,567
10,070	GlobalSantaFe Corp.	621,118
36,210	Husky Energy, Inc.	2,530,496
3,300	Neste Oil Oyj	113,956
34,790	Technip SA ^	2,538,843
16,880	Total SA	1,179,347

	Security	Fair
Shares	Description	Value
30,320	Transocean, Inc. *	2,477,144

		14,085,709

Pharmaceuticals (7.0%):
20,250	Affymetrix, Inc. * ^	608,918
15,300	Amgen, Inc. *	854,964
43,400	AtheroGenics, Inc. * ^	121,954
38,900	Chugai Pharmaceutical Co., Ltd. ^	983,228
11,130	Genentech, Inc. *	913,996
25,400	Gilead Sciences, Inc. *	1,943,100
15,500	InterMune, Inc. * ^	382,230
15,690	Nektar Therapeutic * ^	204,911
11,232	NicOx SA *	297,328
20,797	Novartis AG, Registered Shares	1,175,116
8,700	Novo Nordisk A/S, Class B	792,385
10,900	Nuvelo, Inc. * ^	40,112
10,200	Regeneron Pharmaceuticals, Inc. * ^	220,524
15,503	Roche Holding AG	2,747,235
36,735	Sanofi-Aventis, ADR	3,198,385
59,000	Shionogi & Co., Ltd.	1,063,578

		15,547,964

Retail/Wholesale (10.0%):
6,500	Avon Products, Inc.	242,190
76,900	Bulgari SPA ^	1,111,311
80,694	Burberry Group plc	1,039,418
21,300	Coach, Inc. *	1,066,065
22,000	Colgate-Palmolive Co.	1,469,380
79,640	Hennes & Mauritz AB, Class B	4,594,864
38,600	Industria de Diseno Textil SA ^	2,404,173
32,900	McDonald’s Corp.	1,482,145
4,300	Nintendo Co., Ltd.	1,247,413
25,585	Seven & I Holdings, Ltd.	775,162
2,938	Syngenta AG	560,496
228,087	Tesco plc	1,995,740
45,000	Tiffany & Co. ^	2,046,600
43,200	Wal-Mart Stores, Inc.	2,028,240

		22,063,197

Services (3.2%):
51,900	Automatic Data Processing, Inc.	2,511,960
38,508	Experian Group, Ltd.	443,949
14,100	Getty Images, Inc. * ^	685,683
15,320	Northrop Grumman Corp.	1,137,050
22,500	Secom Co, Ltd.	1,040,179
82,340	WPP Group plc	1,249,486

		7,068,307

Telecommunications (9.2%):
101,370	Corning, Inc. *	2,305,154
315	KDDI Corp.	2,504,118
78,560	SK Telecom Co., Ltd., ADR ^	1,839,875
66,280	Tandberg ASA	1,379,980
2,226,350	Telefonaktiebolaget LM Ericsson, Class B	8,265,219
1,541,246	Vodafone Group plc	4,115,908

		20,410,254

Travel/Entertainment (2.8%):
57,400	Carnival Corp., Class A	2,689,764
30,550	International Game Technology	1,233,609
7,100	Scientific Games Corp., Class A * ^	233,093
62,600	Walt Disney Co.	2,155,318

		6,311,784

Utilities (1.0%):
49,800	Emerson Electric Co.	2,145,882

Total Common Stocks (Cost $176,364,301)		216,886,155

	Security	Fair
Shares	Description	Value
Collateral for Securities on Loan (13.8%):
30,652,067	Northern Trust Liquid Institutional Asset Portfolio	30,652,067

Total Collateral for Securities on Loan (Cost $30,652,067)		30,652,067

Deposit Account (1.6%):
3,584,352	NTRS London Deposit Account	3,584,352

Total Deposit Account (Cost $3,584,352)		3,584,352

Total Investments (Cost $210,600,720) (a) - 113.4%		251,122,574
Net other assets (liabilities) — (13.4)%		(29,636,632)

NET ASSETS - 100.0%		$221,485,942

Percentages indicated are based on net assets of $221,485,942.

*	Non-income producing security.

^	All or a portion of a security is loaned as of March 31, 2007.

ADR – American Depositary Receipt.

(a)	Cost for federal income tax purposes is $210,813,872. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$45,436,334
Unrealized depreciation	(5,127,632)

Net unrealized appreciation	$40,308,702

     The following represents the concentrations by country as of March 31, 2007 based upon the total fair value of investments.

Country	Percentage
United States	33.1%
United Kingdom	12.7%
Japan	11.5%
Sweden	6.5%
France	5.6%
Germany	4.6%
Switzerland	3.5%
India	2.7%
Cayman Islands	2.5%
Mexico	2.4%
Netherlands	2.2%
Korea	2.0%
Brazil	1.7%
Canada	1.7%
Taiwan	1.6%
Panama	1.2%
Spain	1.1%
Finland	0.7%
Norway	0.6%
Italy	0.5%
Hong Kong	0.4%
Denmark	0.4%
Bermuda	0.3%
Singapore	0.2%
Jersey	0.2%
China	0.1%

100.0%

See notes to schedules of portfolio investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Oppenheimer International Growth Fund
Schedule of Portfolio Investments	March 31, 2007
(Unaudited)

	Security	Fair
Shares	Description	Value
Common Stocks (97.0%):
Aerospace/Defense (1.2%):
248,000	Empresa Brasileira de Aeronautica SA	$2,828,884

Banking/Financial Services (13.0%):
73,965	3I Group plc	1,656,291
119,474	AMP, Ltd. ^	1,001,489
189,907	Anglo Irish Bank Corp. plc	4,046,760
207,950	Collins Stewart plc *	1,043,673
25,758	Commerzbank AG	1,138,332
44,900	Credit Saison Co., Ltd.	1,477,273
13,501	Credit Suisse Group	970,857
29,600	Housing Development Finance Ltd.	1,033,854
54,400	ICICI Bank, Ltd., ADR	1,999,200
181,000	Joyo Bank, Ltd.	1,123,071
37,300	Mediobanca SPA	831,317
252	Mitsubishi Tokyo Financial Group, Inc.	2,840,431
22,326	MLP AG ^	559,904
69,695	Prudential plc	985,677
72,432	Royal Bank of Scotland Group plc	2,833,071
11,299	Societe Generale	1,956,118
206,740	Tullet Prebon plc	1,967,882
29,686	UBS AG *	1,768,658
113,075	UniCredito Italiano SPA	1,077,226
60,600	UniCredito Italiano SPA	575,065

		30,886,149

Computers (5.0%):
159,737	Autonomy Corp. plc *	2,158,510
1,131,000	BenQ Corp. *	450,950
40,250	Canon, Inc.	2,159,620
49,268	Infosys Technologies, Ltd.	2,281,548
71,781	Logitech International SA *	1,997,671
191,940	Sage Group plc	976,719
29,236	SAP AG	1,306,173
21,500	SQUARE ENIX Co., Ltd.	551,794

		11,882,985

Electronics (5.3%):
375,213	Art Advanced Research Technologies, Inc. *	178,797
45,500	ASM International NV *	1,008,280
66,700	HOYA Corp.	2,200,178
10,020	Keyence Corp. ^	2,264,654
23,800	Koninklijke Philips Electronics NV	910,903
43,500	Nippon Electric Glass Co., Ltd.	755,592
35,700	Omron Corp.	959,160
2,921	Phoenix Mecano AG *	1,396,404
1,100	Samsung Electronics Co., Ltd.	657,693
45,400	Sony Corp.	2,293,911

		12,625,572

Food (0.7%):
2,265	Barry Callebaut AG, Registered Shares	1,686,453

Health Care (4.4%):
61,200	Luxottica Group SPA	1,950,529
149,800	Ortivus AB, Class B *	310,898

	Security	Fair
Shares	Description	Value
24,246	Phonak Holding AG	1,853,139
8,178	Synthes, Inc.	1,010,989
59,200	William Demant Holding A\S *	5,235,464

		10,361,019

Insurance (0.4%):
36,800	QBE Insurance Group, Ltd.	937,200

Manufacturing (19.8%):
43,358	Aalberts Industries NV	4,287,334
236,660	ABB, Ltd.	4,063,946
20,290	Alstom SA *	2,639,059
32,633	Bayerische Motoren Werke AG	1,924,979
67,254	Cadbury Schweppes plc	864,565
31,358	Continental AG	4,044,433
489,100	Ducati Motor Holding SPA *	811,046
10,140	Essilor International SA	1,166,026
74,784	Foster’s Group, Ltd. ^	415,227
37,774	Honda Motor Co., Ltd.	1,318,314
10,577	Hyundai Heavy Industries Co., Ltd.	2,111,575
10,323	Koninklijke Numico NV	531,312
15,010	L’Oreal SA	1,634,999
35,400	Nidec Corp.	2,270,029
9,688	Pernod-Ricard SA	1,967,171
847	Porsche AG	1,293,560
28,652	Rio Tinto plc	1,632,751
12,412	SEB SA	2,144,417
17,239	Siemens AG	1,843,827
689	Sika AG *	1,174,035
5,052	Straumann Holding AG, Registered Shares *	1,450,870
17,500	Takeda Chemical Industries, Ltd.	1,142,981
33,213	Takeuchi Manufacturing Co., Ltd. ^	1,380,884
32,000	Terumo Corp.	1,241,314
35,800	Toyota Motor Corp.	2,293,189
68,200	Ushio, Inc. ^	1,315,453

		46,963,296

Media (5.5%):
82,360	British Sky Broadcasting Group plc	912,469
13,727	Gestevision Telecinco SA	397,151
60,500	Grupo Televisa SA	1,802,900
244,100	Mediaset SPA ^	2,657,407
21,825	Publishing & Broadcasting, Ltd. ^	350,078
19,070	Societe Television Francaise 1	639,392
37,690	Vivendi Universal SA	1,533,235
84,300	Wire and Wireless India, Ltd. *	172,365
9,396	Yahoo! Japan Corp. ^	3,221,376
76,224	Zee News, Ltd. *	67,994
184,500	Zee Telefilms, Ltd.	1,277,427

		13,031,794

Metals/Mining (2.5%):
88,800	Companhia Vale do Rio Doce, ADR, Preferred Shares	2,777,664
100,600	Impala Platinum Holdings, Ltd.	3,152,993

		5,930,657

Oil/Gas (4.4%):
128,840	BG Group plc	1,852,662
22,500	BP plc, ADR	1,456,875
22,800	Fortum Oyj ^	666,793
47,210	Technip SA	3,445,208
31,520	Total SA	2,202,193
17,600	Tsakos Energy Navigation, Ltd.	915,200

		10,538,931

Pharmaceuticals (6.6%):
12,400	Astella Pharma, Inc.	532,375
20,300	CSL, Ltd.	1,351,187
15,802	GlaxoSmithKline plc	435,672

	Security	Fair
Shares	Description	Value
10,800	H. Lundbeck A/S	251,888
93,000	Marshall Edwards, Inc. a *	363,630
138,700	Marshall Edwards, Inc., Private Equity *	451,479
35,400	NeuroSearch A/S *	1,618,333
188,934	NicOx SA *	5,001,365
739,669	Novogen, Ltd. *	1,487,203
8,474	Roche Holding AG	1,501,649
15,986	Sanofi-Aventis, ADR	1,391,844
5,317	Santhera Pharmaceuticals *	513,354
40,000	Shionogi & Co., Ltd.	721,070

		15,621,049

Real Estate (2.3%):
28,550	DIC Asset AG	1,214,002
72,400	Solidere, GDR	1,161,296
80,000	Sumitomo Realty & Development Co., Ltd.	3,030,155

		5,405,453

Retail/Wholesale (11.7%):
172,263	Bunzl plc	2,440,816
10,280	Burberry Group plc	132,416
12,700	Carlsberg A/S, Class B	1,379,716
273,650	Carphone Warehouse Group plc	1,494,895
21,848	Compagnie Finaciere Richemont AG, Class A	1,223,713
149,240	Filtrona plc	791,432
19,350	Heineken NV	1,013,171
41,800	Hennes & Mauritz AB, Class B	2,411,669
40,700	Industria de Diseno Textil SA	2,534,971
2,416	Nestle SA	939,569
52,010	Next plc	2,305,248
8,000	Nintendo Co., Ltd.	2,320,767
115,124	Nufarm, Ltd.	1,153,749
6,170	Pinault Printemps Redoute	987,913
4,733	Puma Rudolf Dassler Sport AG	1,731,851
5,715	Swatch Group AG, Class B	1,514,049
2,912	Syngenta AG	555,536
111,203	William Morrison Supermarkets plc	676,244
48,410	Wolseley plc	1,136,897
42,238	Woolworths, Ltd.	926,086

		27,670,708

Services (6.5%):
244,270	BTG plc *	584,882
361,498	Capita Group plc	4,862,027
32,764	Daito Trust Construction Co., Ltd.	1,542,668
61,900	Dignity plc	811,792
98,648	Experian Group, Ltd.	1,137,288
14,075	Koninklijke Boskalis Westminster NV	1,402,980
69,140	Leighton Holdings, Ltd. ^	1,860,241
50,000	Prosegur Compania de Seguridad SA	1,897,908
6,400	Randstad Holding NV	497,035
5,110	Vinci SA	793,392

		15,390,213

Telecommunications (5.7%):
182	KDDI Corp.	1,446,824
37,200	Nokia Oyj	853,371
187,300	Tandberg ASA	3,899,672
1,441,800	Telefonaktiebolaget LM Ericsson, Class B	5,352,614
39,661	United Internet AG, Registered Shares	772,263
472,410	Vodafone Group plc	1,261,574

		13,586,318

Travel/Entertainment (1.6%):

	Security	Fair
Shares	Description	Value
36,100	Carnival Corp., Class A	1,691,646
83,884	easyJet plc *	1,148,725
83,484	William Hill plc	1,046,836

		3,887,207

Utilities (0.4%):
191,560	Ceres Power Holdings plc *	830,965

Total Common Stocks (Cost $177,732,254)		230,064,853

Collateral for Securities on Loan (4.9%):
11,657,672	Allianz Dresdner Daily Asset Fund	11,657,672

Total Collateral for Securities on Loan (Cost $11,657,672)		11,657,672

Deposit Account (2.7%):
6,350,003	NTRS London Deposit Account	6,350,003

Total Deposit Account (Cost $6,350,003)		6,350,003

Warrants (0.0%):
Pharmaceuticals (0.0%):
48,545	Marshall Edwards, Inc., Private Equity	87,163

Total Warrants (Cost $0)		87,163

Total Investments (Cost $195,739,929) (b) — 104.6%		248,159,691
Net other assets (liabilities) — (4.6)%		(11,019,755)

NET ASSETS - 100.0%		$237,139,936

Percentages indicated are based on net assets of $237,139,936.

*	Non-income producing security.

^	All or a portion of security is loaned as of March 31, 2007.

ADR – American Depositary

Receipt. GDR – Global Depositary Receipt.
(a)	Rule 144A, Sector 4(2) or other security which is restricted as to resale to institutional investors. The manager has deemed these securities to be liquid based on procedures approved by the Board of Trustees.

(b)	Cost for federal income tax purposes is $196,133,252. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$58,098,085
Unrealized depreciation	(6,071,646)

Net unrealized appreciation	$52,026,439

     The following represents the concentrations by country as of March 31, 2007 based upon the total fair value of investments.

Country	Percentage
Japan	17.0%
United Kingdom	16.2%
France	11.6%
Switzerland	9.6%
Germany	6.7%
Netherlands	4.1%
Australia	4.0%
Denmark	3.6%
United States	3.5%
Sweden	3.4%
Italy	3.3%
India	2.9%
Brazil	2.4%
Spain	2.0%
Ireland	1.7%
Norway	1.7%

Country	Percentage
South Africa	1.3%
Korea	1.2%
Mexico	0.8%
Panama	0.7%
Finland	0.6%
Lebanon	0.5%
Jersey	0.5%
Bermuda	0.4%
Taiwan	0.2%
Canada	0.1%

100.0%

See notes to schedules of portfolio investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Oppenheimer Main Street Fund
Schedule of Portfolio Investments	March 31, 2007

	Security	Fair
Shares	Description	Value
Common Stocks (99.4%):
Aerospace/Defense (1.3%):
9,200	Lockheed Martin Corp.	$892,584
15,000	Raytheon Co.	786,900

		1,679,484

Airlines (0.4%):
8,400	United Technologies Corp.	546,000

Banking/Financial Services (19.2%):
1,900	ACE, Ltd.	108,414
13,700	Allstate Corp.	822,822
25,800	American International Group, Inc.	1,734,276
9,700	Ameriprise Financial, Inc.	554,258
54,908	Bank of America Corp.	2,801,406
12,400	Bank of New York Co., Inc.	502,820
1,200	BB&T Corp.	49,224
800	Blackrock, Inc. ^	125,048
6,700	Chubb Corp.	346,189
3,500	CIGNA Corp.	499,310
1,100	CIT Group, Inc.	58,212
58,000	Citigroup, Inc.	2,977,719
12,500	Countrywide Credit Industries, Inc.	420,500
12,600	Fannie Mae	687,708
4,900	Fifth Third Bancorp ^	189,581
12,300	Freddie Mac	731,727
7,400	Genworth Financial, Inc.	258,556
4,600	Goldman Sachs Group, Inc.	950,498
43,884	JPMorgan Chase & Co.	2,123,108
5,600	Lehman Brothers Holdings, Inc.	392,392
2,200	Lincoln National Corp.	149,138
14,700	Merrill Lynch & Co., Inc.	1,200,549
5,600	MetLife, Inc.	353,640
13,000	Morgan Stanley	1,023,880
8,100	National City Corp. ^	301,725
10,200	Paychex, Inc.	386,274
1,500	PNC Financial Services Group	107,955
9,200	Principal Financial Group, Inc.	550,804
2,100	Progressive Corp.	45,822
4,000	SunTrust Banks, Inc. ^	332,160
21,300	U.S. Bancorp	744,861
22,381	Wachovia Corp.	1,232,074
17,000	Washington Mutual, Inc. ^	686,460
44,700	Wells Fargo & Co.	1,539,021
16,300	Western Union Co.	357,785

		25,345,916

Beverages (1.5%):
19,800	Coca-Cola Co.	950,400
17,100	PepsiCo, Inc.	1,086,876

		2,037,276

Chemicals (0.1%):
1,700	Air Products & Chemical, Inc.	125,613

Computers (11.8%):
7,600	Apple Computer, Inc. *	706,116
13,800	CA, Inc.	357,558
86,500	Cisco Systems, Inc. *	2,208,345
41,500	Dell, Inc. *	963,215
40,200	EMC Corp. *	556,770
49,400	Hewlett-Packard Co.	1,982,916

	Security	Fair
Shares	Description	Value
800	Hyperion Solutions Corp. * ^	41,464
28,500	International Business Machines Corp.	2,686,410
7,200	Intuit, Inc. *	196,992
134,500	Microsoft Corp.	3,748,515
4,100	Network Appliance, Inc. *	149,732
60,100	Oracle Corp. *	1,089,613
31,000	Sun Microsystems, Inc. *	186,310
40,500	Symantec Corp. *	700,650
800	United Online, Inc. ^	11,224

		15,585,830

Construction (0.1%):
800	Vulcan Materials Co.	93,184

E-Commerce (1.1%):
2,600	Google, Inc., Class A *	1,191,216
3,000	IAC/InterActiveCorp * ^	113,130
7,000	Liberty Media Corp. — Interactive *	166,740

		1,471,086

Electronics (2.8%):
1,200	Agere Systems, Inc. * ^	27,144
15,000	Agilent Technologies, Inc. *	505,350
13,500	Analog Devices, Inc.	465,615
31,900	Applied Materials, Inc.	584,408
20,500	Electronic Data Systems Corp.	567,440
45,600	Intel Corp.	872,328
2,300	MEMC Electronic Materials, Inc. *	139,334
18,400	Texas Instruments, Inc.	553,840

		3,715,459

Food (0.4%):
4,500	Campbell Soup Co.	175,275
442	Chipotle Mexican Grill, Inc. * ^	25,371
4,700	General Mills, Inc.	273,634

		474,280

Health Care (5.8%):
8,600	Abbott Laboratories	479,880
17,500	Aetna, Inc.	766,325
36,000	Johnson & Johnson	2,169,360
10,400	McKesson Corp.	608,816
8,000	Medtronic, Inc.	392,480
32,870	UnitedHealth Group, Inc.	1,741,124
18,707	Wellpoint, Inc. *	1,517,138

		7,675,123

Insurance (1.0%):
1,700	CNA Financial Corp. * ^	73,253
3,800	Prudential Financial, Inc.	342,988
14,300	Travelers Cos., Inc. (The)	740,311
2,100	XL Capital, Ltd., Class A	146,916

		1,303,468

Manufacturing (11.6%):
5,900	3M Co.	450,937
6,000	Boeing Co.	533,460
4,500	Caterpillar, Inc.	301,635
14,800	ConAgra Foods, Inc.	368,668
6,200	Danaher Corp.	442,990
5,700	Eaton Corp.	476,292
9,922	Freeport-McMoRan Copper & Gold, Inc., Class B	656,737
8,900	General Dynamics Corp.	679,960
90,400	General Electric Co.	3,196,545
12,400	General Motors Corp. ^	379,936
6,100	H.J. Heinz Co.	287,432
16,300	Honeywell International, Inc.	750,778
600	Illinois Tool Works, Inc.	30,960
4,400	International Paper Co.	160,160
3,500	Kellogg Co.	180,005

	Security	Fair
Shares	Description	Value
4,400	Kraft Foods, Inc., Class A ^	139,304
5,600	Masco Corp.	153,440
1,100	Mattel, Inc.	30,327
11,500	Nucor Corp.	748,995
2,600	PACCAR, Inc.	190,840
1,600	PPG Industries, Inc. ^	112,496
20,952	Procter & Gamble Co.	1,323,328
3,400	Reynolds American, Inc. ^	212,194
5,800	Rohm and Haas Co.	299,976
10,700	Sara Lee Corp. ^	181,044
5,900	Southern Copper Corp. ^	422,794
6,700	Thermo Fisher Scientific, Inc. *	313,225
30,700	Tyco International, Ltd.	968,585
400	United States Steel Corp.	39,668
39,900	Xerox Corp. *	673,911
6,400	Zimmer Holdings, Inc. *	546,624

		15,253,246

Media (2.4%):
12,200	CBS Corp., Class B	373,198
3,300	Gannett Co., Inc.	185,757
4,700	Liberty Media Corp. — Capital *	519,773
2,900	McGraw-Hill Cos., Inc.	182,352
27,900	News Corp., Class A ^	645,048
36,800	Time Warner, Inc.	725,696
12,082	Viacom Inc., Class B *	496,691

		3,128,515

Oil/Gas (11.6%):
9,700	Anadarko Petroleum Corp.	416,906
6,800	Apache Corp.	480,760
37,077	Chevron Corp.	2,742,215
19,839	ConocoPhillips	1,355,996
4,600	Devon Energy Corp.	318,412
79,200	Exxon Mobil Corp.	5,975,639
12,500	Halliburton Co. ^	396,750
6,400	Hess Corp.	355,008
9,000	Marathon Oil Corp.	889,470
15,700	Occidental Petroleum Corp.	774,167
6,100	Paramount Resources, Ltd., Class A ^	105,701
10,400	Schlumberger, Ltd.	718,640
2,100	Sempra Energy	128,121
9,800	Valero Energy Corp. ^	632,002

		15,289,787

Pharmaceuticals (5.5%):
900	AmerisourceBergen Corp.	47,475
10,800	Amgen, Inc. *	603,504
7,700	Biogen Idec, Inc. * ^	341,726
12,000	Bristol-Myers Squibb Co.	333,120
4,900	Eli Lilly & Co.	263,179
13,700	Forest Laboratories, Inc. *	704,728
6,600	Medco Health Solutions, Inc. *	478,698
34,900	Merck & Co., Inc.	1,541,533
106,200	Pfizer, Inc.	2,682,612
10,200	Schering-Plough Corp.	260,202

		7,256,777

Retail/Wholesale (10.0%):
27,500	Altria Group, Inc.	2,414,775
800	Avon Products, Inc.	29,808
10,900	Best Buy Co., Inc.	531,048
10,500	Coach, Inc. * ^	525,525
5,000	Costco Wholesale Corp.	269,200
23,547	CVS/Caremark Corp.	803,895
17,500	Federated Department Stores, Inc. ^	788,375
17,500	Gap, Inc. ^	301,175
300	Harland (John H.) Co.	15,369
25,100	Home Depot, Inc.	922,174

	Security	Fair
Shares	Description	Value
6,400	J.C. Penney Co., Inc.	525,824
10,600	Kohl’s Corp. *	812,066
22,500	Kroger Co.	635,625
12,700	Lowe’s Cos., Inc.	399,923
10,500	McDonald’s Corp.	473,025
12,600	Nordstrom, Inc.	667,044
14,300	Safeway, Inc.	523,952
3,200	Sears Holdings Corp. *	576,512
6,900	Target Corp.	408,894
16,500	TJX Cos., Inc.	444,840
13,400	Wal-Mart Stores, Inc.	629,130
8,500	YUM! Brands, Inc.	490,960

		13,189,139

Services (3.4%):
7,500	Automatic Data Processing, Inc.	363,000
2,100	Constellation Energy Group, Inc. ^	182,595
8,900	Dow Chemical Co.	408,154
5,400	E.I. du Pont de Nemours and Co.	266,922
28,500	First Data Corp.	766,650
9,900	Loews Corp.	449,757
2,600	MasterCard, Inc., Class A ^	276,224
10,200	Northrop Grumman Corp.	757,044
5,900	Omnicom Group, Inc.	604,042
5,300	United Parcel Service, Inc., Class B	371,530

		4,445,918

Telecommunications (6.9%):
7,400	Alltel Corp.	458,800
58,099	AT&T, Inc.	2,290,844
18,100	Clear Channel Communications, Inc.	634,224
11,900	DIRECTV Group, Inc. *	274,533
6,500	EchoStar Communications Corp., Class A *	282,295
2,300	Liberty Global, Inc., Class A *	75,739
71,200	Motorola, Inc.	1,258,104
19,600	QUALCOMM, Inc.	836,136
42,800	Qwest Communications International, Inc. *	384,772
56,719	Sprint Nextel Corp.	1,075,392
39,700	Verizon Communications, Inc.	1,505,424

		9,076,263

Transportation (0.0%):
700	Laidlaw International, Inc. ^	24,220
200	Swift Transportation Co., Inc. * ^	6,232

		30,452

Travel/Entertainment (1.1%):
1,200	Sabre Holdings Corp., Class A	39,300
40,200	Walt Disney Co.	1,384,086

		1,423,386

Utilities (1.4%):
5,500	American Electric Power Co., Inc.	268,125
24,600	Duke Energy Corp.	499,134
7,700	Edison International	378,301
900	FirstEnergy Corp.	59,616
10,800	PG&E Corp. ^	521,316
2,100	Progress Energy, Inc. ^	105,924

		1,832,416

Total Common Stocks (Cost $119,417,450)		130,978,618

Collateral for Securities on Loan (3.9%):
5,129,609	Northern Trust Liquid Institutional Asset Portfolio	5,129,609

Total Collateral for Securities on Loan (Cost $5,129,609)		5,129,609

	Security	Fair
Shares	Description	Value
Deposit Account (1.1%):
1,429,181	NTRS London Deposit Account	1,429,181

Total Deposit Account (Cost $1,429,181)		1,429,181

Total Investments (Cost $125,976,240) (a) — 104.4%		137,537,408
Net other assets (liabilities) — (4.4)%		(5,745,873)

NET ASSETS — 100.0%		$131,791,535

Percentages indicated are based on net assets of $131,791,535.

*	Non-income producing security.

^	All or a portion of security is loaned as of March 31, 2007.

(a)	Cost for federal income tax purposes is $126,553,899. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$13,179,980
Unrealized depreciation	(2,196,471)

Net unrealized appreciation	$10,983,509

The following represents the concentrations by country as of March 31, 2007 based upon the total fair value of investments.

Country	Percentage
United States	98.5%
Bermuda	0.7%
Cayman Islands	0.2%
Netherlands Antilles	0.5%
Canada	0.1%

100.0%

See notes to schedules of portfolio investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL PIMCO Fundamental IndexPLUS Total Return Fund
Schedule of Portfolio Investments	March 31, 2007
(Unaudited)

Shares
or
Principal	Security	Fair
Amount	Description	Value
Asset Backed Securities (23.7%):
262,302	Accredited Mortgage Loan Trust, Series 06-2, Class A1, 5.36%, 9/25/36 #	$262,315
166,175	ACE Securities Corp Home Equity Loan Trust, Series 06-HE4, Class A2A, 5.38%, 10/25/36 #	166,123
80,748	ACE Securities Corp Home Equity Loan Trust, Series 06-ASP5, Class A2A, 5.40%, 10/25/36 #	80,735
500,000	American Express Credit Account Master Trust, Series 02-6, Class A, 5.46%, 3/15/10 #	500,301
23,920	Ameriquest Mortgage Securities Trust, Series 04-R4, Class A1A, 5.65%, 6/25/34 # (c)	23,929
250,782	Amortizing Residential Collateral Trust, Series 01-BC6, Class A, 5.67%, 10/25/31 #	250,926
66,648	Argent Securities, Inc., Series 05-W5, Class A2A, 5.40%, 1/25/36, #	66,653
32,818	Argent Securities, Inc., Series 06-W3, Class A2A, 5.39%, 4/25/36, #	32,814
68,237	Argent Securities, Inc., Series 06-M2, Class A2A, 5.37%, 9/25/36 #	68,213
132,304	Asset Backed Funding Certificates, Series 06-OPT2, Class A3A, 5.38%, 10/25/36 #	132,296
84,155	Asset Backed Funding Certificates, Series 06-HE1, Class A2A, 5.38%, 1/25/37 #	84,148
53,452	Asset Backed Securities Corp. Home Equity Loan Trust, Series 04-HE6, Class A1, 5.60%, 9/25/34 #	53,423
44,232	Capital One Auto Finance Trust, Series 06-C, Class A1, 5.34%, 12/14/07	44,226
23,531	Carrington Mortgage Loan Trust, Series 06-OPT1, Class A1, 5.39%, 2/25/36 #	23,534
200,019	Carrington Mortgage Loan Trust, Series 06-RFC1, Class A1, 5.36%, 5/25/36 #	200,027
645,486	Carrington Mortgage Loan Trust, Series 06-NC5, Class A1, 5.37%, 1/25/37 #	645,082
200,000	Chase Credit Card Master Trust, Series 03-6, Class A, 5.43%, 2/15/11, #	200,390
200,000	Chase Issuance Trust, Series 06-A3, Class A3, 5.31%, 7/15/11 #	200,121
200,000	Chase Manhattan Auto Owner Trust, Series 06-B, Class A2, 5.28%, 10/15/09	200,041

Shares
or
Principal	Security	Fair
Amount	Description	Value
70,588	Citigroup Mortgage Loan Trust, Inc., Series 06-WFH2, Class A1, 5.36%, 8/25/36 #	70,584
600,000	Citigroup Mortgage Loan Trust, Inc., Series 06-WFH3, Class A2, 5.42%, 10/25/36 #	599,645
123,191	Countrywide Asset-Backed Certificates, Series 06-13, Class 3AV1, 5.37%, 1/25/37 #	123,197
168,621	Countrywide Asset-Backed Certificates, Series 06-19, Class 2A1, 5.38%, 3/25/37 #	168,542
654,648	Countrywide Asset-Backed Certificates, Series 06-24, Class 2A1, 5.37%, 5/25/37 #	654,239
94,440	Countrywide Asset-Backed Certificates, Series 06-22, Class 2A1, 5.37%, 5/25/37 #	94,835
187,370	Countrywide Asset-Backed Certificates, Series 06-21, Class 2A1, 5.37%, 5/25/37 #	187,253
648,159	Countrywide Asset-Backed Certificates, Series 06-23, Class 2A1, 5.37%, 11/25/37 #	647,754
83,794	Countrywide Asset-Backed Certificates, Series 06-15, Class A1, 5.43%, 10/25/46 # ^	83,781
75,671	Countrywide Asset-Backed Certificates, Series 06-16, Class 2A1, 5.37%, 12/25/46 #	75,635
234,029	Countrywide Asset-Backed Certificates, Series 06-17, Class 2A1, 5.37%, 3/25/47 #	233,919
88,077	Credit-Based Asset Servicing and Securitization, Series 06-CB9, Class A1, 5.38%, 11/25/36 #	88,070
45,124	DaimlerChrysler Auto Trust, Series 06-D, Class A1, 5.33%, 12/8/07 (c)	45,125
100,000	DaimlerChrysler Auto Trust, Series 06-C, Class A2, 5.25%, 5/8/09	99,953
437,890	First Franklin Mortgage Loan Asset Backed Certificates, Series 06-FF9, Class 2A1, 5.38%, 6/25/36 #	437,889
208,509	First Franklin Mortgage Loan Asset Backed Certificates, Series 06-FF8, Class IIA1, 5.35%, 7/25/36 #	208,519
46,788	First Franklin Mortgage Loan Asset Backed Certificates, Series 05-FF12, Class A2A, 5.41%, 11/25/36 #	46,796
55,421	Fremont Home Loan Trust, Series 06-A, Class 2A1, 5.37%, 5/25/36 #	55,414

89,125	Fremont Home Loan Trust, Series 06-E, Class 2A1, 5.38%, 1/25/37 #	89,070
60,599	Fremont Home Loan Trust, Series 06-3, Class 2A1, 5.39%, 2/25/37 #	60,625

28,343	Friedman Billings Ramsey Securitization Trust, Series 05-5, Class AV21, 5.44%, 11/25/35 #	28,345
241,207	GE-WMC Mortgage Securities, L.L.C., Series 06-1, Class A2A, 5.36%, 8/25/36 #	241,206
52,171	GSAMP Trust, Series 06-FM1, Class A2A, 5.38%, 4/25/36 #	52,173
132,107	GSAMP Trust, Series 06-FM2, Class A2A, 5.39%, 9/25/36 #	132,121

259,185	Home Equity Asset Trust, Series 05-7, Class 2A1, 5.44%, 1/25/36 #	259,213

Shares
or
Principal	Security	Fair
Amount	Description	Value
158,024	Household Home Equity Loan Trust, Series 06-4, Class A1V, 5.39%, 3/20/36 #	157,975
92,398	HSI Asset Securitization Corp. Trust, Series 06-HE2, Class 2A1, 5.37%, 12/25/36 #	92,124
88,661	Indymac Residential Asset Backed Trust, Series 06-E, Class 2A1, 5.38%, 4/25/37 #	88,620
189,150	J.P. Morgan Mortgage Acquisition Corp., Series 06-WMC1, Class A2, 5.39%, 3/25/36 #	189,123
66,872	J.P. Morgan Mortgage Acquisition Corp., Series 06-WMC3, Class A2, 5.37%, 8/25/36 #	66,868
527,178	J.P. Morgan Mortgage Acquisition Corp., Series 06-CH2, Class AV2, 5.37%, 10/25/36 #	526,747
224,260	Lehman XS Trust, Series 06-17, Class WF11, 5.44%, 11/25/36 #	224,225
56,810	Lehman XS Trust, Series 06-9, Class A1A, 5.39%, 5/25/46 #	56,792
292,806	Lehman XS Trust, Series 06-11, Class 1A1, 5.40%, 6/25/46 #	292,714
170,388	Lehman XS Trust, Series 06-16N, Class A1A, 5.40%, 11/25/46 #	170,335
21,874	Long Beach Mortgage Loan Trust, Series 04-4, Class 1A1, 5.60%, 10/25/34 #	21,898
26,416	Long Beach Mortgage Loan Trust, Series 06-1, Class 2A1, 5.40%, 2/25/36 #	26,418
508,573	Long Beach Mortgage Loan Trust, Series 06-9, Class 2A1, 5.38%, 10/25/36 #	508,572
81,663	Master Asset Backed Securities Trust, Series 06-FRE2, Class A2, 5.37%, 3/25/36 #	81,670
181,232	Master Asset Backed Securities Trust, Series 06-HE5, Class A1, 5.38%, 11/25/36 #	181,232
584,224	Merrill Lynch Mortgage Investors Trust, Series 06-FF1, Class A2A, 5.39%, 8/25/36 #	583,950
99,242	Nelnet Student Loan Trust, Series 06-3, Class A1, 5.15%, 9/25/12 #	99,196
238,401	Nelnet Student Loan Trust, Series 06-2, Class A1, 5.32%, 10/27/14 #	238,381
191,744	Nelnet Student Loan Trust, Series 04-4, Class A3, 5.45%, 10/25/16 #	191,787
84,602	Newcastle Mortgage Securities Trust, Series 06-1, Class A1, 5.39%, 3/25/36 #	84,612
251,600	Park Place Securities, Inc., Series 04-MCW1, Class A1, 5.63%, 10/25/34 #	251,759
1,547	Park Place Securities, Inc., Series 05-WCW1, Class A3B, 5.48%, 9/25/35 #	1,547
173,690	Residential Asset Mortgage Products, Inc., Series 06-RZ4, Class A1A, 5.40%, 10/25/36 #	173,677
71,165	Residential Asset Securities Corp., Series 06-KS6, Class A1, 5.36%, 8/25/36 #	71,168
185,560	Residential Asset Securities Corp., Series 06-KS8, Class A1, 5.38%, 10/25/36 #	185,502

Shares
or
Principal	Security	Fair
Amount	Description	Value
175,337	Residential Asset Securities Corp., Series 06-KS9, Class AI1, 5.39%, 11/25/36 #	175,348
78,234	Saxon Asset Securities Trust, Series 06-3, Class A1, 5.38%, 11/25/36 #	78,197
83,022	SBI Heloc Trust, Series 06-A1, Class 1A2A, 5.49%, 8/25/36 (c)	83,022
534,572	SLM Student Loan Trust, Series 06-8, Class A1, 5.34%, 4/25/12 #	534,489
362,854	SLM Student Loan Trust, Series 06-9, Class A1, 5.33%, 10/25/12 #	362,797
599,784	SLM Student Loan Trust, Series 06-10, Class A1, 5.33%, 7/25/13 #	599,597
76,779	SLM Student Loan Trust, Series 06-3, Class A2, 5.36%, 1/25/16 #	76,795
34,677	SLM Student Loan Trust, Series 05-5, Class A1, 5.36%, 1/25/18 #	34,687
600,000	SLM Student Loan Trust, Series 07-3, Class A1, 5.32%, 10/27/14 #	599,995
70,630	Soundview Home Equity Loan Trust, Series 06-EQ1, Class A1, 5.37%, 10/25/36 #	70,630
642,612	Soundview Home Equity Loan Trust, Series 06-EQ2, Class A1, 5.40%, 1/25/37 #	642,512
149,654	Wells Fargo Home Equity Trust, Series 05-4, Class AI1, 5.44%, 12/25/35 # (c)	149,669
92,599	Wells Fargo Home Equity Trust, Series 06-3, Class A1, 5.37%, 1/25/37 #	92,591

Total Asset Backed Securities (Cost $16,090,401)		16,086,421

Collateralized Mortgage Obligations (5.4%):
30,992	American Home Mortgage Investment Trust, Series 05-2, Class 5A2, 5.47%, 9/25/35 #	30,994
198,103	Bear Stearns Mortgage Funding Trust, Series 07-AR1, Class 2A1, 5.39%, 2/25/37 #	198,050
31,723	Countrywide Home Loans, Series 05-3, Class 1A3, 5.56%, 4/25/35 #	31,731
446,092	Fannie Mae, Series 05-12, Class EA, 4.50%, 9/25/14	442,865
95,973	Fannie Mae, Series 06-118, Class A1, 5.38%, 12/25/36 #	95,851
100,000	Freddie Mac, Series 3149, Class LF, 5.62%, 5/15/36 #	100,442
99,550	Greenpoint Mortgage Funding Trust, Series 06-AR8, Class 1A1A, 5.40%, 1/25/47 #	99,527
42,483	Harborview Mortgage Loan Trust, Series 05-2, Class 2A1A, 5.54%, 5/19/35 #	42,536
247,807	HSI Asset Securitization Corp. Trust, Series 05-NC1, Class 2A1, 5.45%, 7/25/35 #	247,833
80,916	Indymac Index Mortgage Loan Trust, Series 06-AR35, Class 2A2, 5.42%, 1/25/37 #	80,927
420,953	LB-UBS Commercial Mortgage Trust, Series 02-C2, Class A2, 4.90%, 6/15/26	419,347
41,415	Lehman Brothers Commercial Mortgage Trust, Series 06-LLFA, Class A1, 5.40%, 9/15/21 # (c)	41,415

Shares
or
Principal	Security	Fair
Amount	Description	Value
266,854	Merrill Lynch Floating Trust, Series 06-1, Class A1, 5.39%, 6/15/22 # (c)	266,853
38,454	Morgan Stanley Capital I, Inc., Series 06-XLF, Class A1, 5.41%, 7/15/19 # (c)	38,455
172,449	Residential Accredit Loans, Inc., Series 05-Q01, Class A1, 5.62%, 8/25/35 #	172,668
264,327	Thornburg Mortgage Securities Trust, Series 06-5, Class A1, 5.44%, 8/25/36 #	264,083
93,875	Thornburg Mortgage Securities Trust, Series 06-6, Class A1, 5.43%, 12/25/36 #	93,805
351,308	Wachovia Bank Commercial Mortgage Trust(c), Series 06-WL7A, Class A1, 5.59%, 9/15/21 # (c)	351,307
75,163	Washington Mutual Mortgage Pass-Through Certificates, Series 05-AR6, Class 2AB1, 5.51%, 4/25/45, #	75,201
102,542	Washington Mutual Mortgage Pass-Through Certificates, Series 06-AR11, Class A1B1, 5.61%, 8/25/45 #	102,623
97,900	Washington Mutual Mortgage Pass-Through Certificates, Series 06-AR11, Class 2A, 5.86%, 9/25/46, #	97,900
281,145	Washington Mutual Mortgage Pass-Through Certificates, Series 06-AR13, Class 2A, 5.90%, 10/25/46, #	281,145
93,979	Washington Mutual Mortgage Pass-Through Certificates, Series 06-AR19, Class 1A1A, 5.66%, 1/25/47 #	94,007

Total Collateralized Mortgage Obligations (Cost $3,670,328)		3,669,565

Corporate Bonds (30.8%):
Banking & Finance (25.3%):
100,000	AIG Matched Funding Corp., 5.35%, 6/16/08 # (c)	100,010
100,000	Allstate Life Global Funding Trust, 5.39%, 3/23/09 #	100,094
200,000	American Express Bank FSB, 5.33%, 10/16/08 #	199,887
200,000	American Express Credit Co., 5.38%, 11/9/09 #	200,026
200,000	American Honda Finance Corp., 5.40%, 3/9/09 # (c)	200,342
400,000	American Honda Finance Corp., 5.42%, 5/12/09 # (c)	399,920
400,000	Bank of America Corp., 5.38%, 6/19/09 #	400,355
100,000	Bank of America Corp., 5.37%, 11/6/09 #	99,912
800,000	Bank of Ireland, 5.36%, 12/19/08 #	800,218
400,000	Bear Stearns Cos., Inc., 5.44%, 3/30/09 #	400,598
50,000	Bear Stearns Cos., Inc., 5.45%, 8/21/09 #	50,020
50,000	Bear Stearns Cos., Inc., 5.61%, 9/9/09 #	50,173
100,000	BNP Paribas, 5.19%, 6/29/49 # (c)	95,763

Shares
or
Principal	Security	Fair
Amount	Description	Value
100,000	C10 Capital SPV, Ltd., 6.72%, 12/31/49 (c)	98,461
470,000	Caterpillar Financial Services Corp., 5.42%, 5/18/09 #	470,243
100,000	Caterpillar Financial Services Corp., 5.41%, 10/9/09 #	99,969
200,000	CIT Group, Inc., 5.51%, 8/15/08 #	200,297
100,000	CIT Group, Inc., 5.51%, 1/30/09 #	100,121
100,000	CIT Group, Inc., 5.45%, 6/8/09 #	100,182
100,000	CIT Group, Inc., 5.48%, 8/17/09 #	100,047
100,000	CIT Group, Inc., 5.64%, 7/28/11 #	100,076
380,000	Citigroup, Inc., 5.41%, 5/2/08 #	380,359
450,000	Citigroup, Inc., 5.39%, 12/26/08 #	450,127
100,000	Citigroup, Inc., 5.38%, 12/28/09 #	99,937
100,000	Citigroup, Inc., 6.13%, 8/25/36	101,570
200,000	CSC Holdings, Inc., 7.25%, 7/15/08	202,750
100,000	DNB NOR Bank ASA, 5.43%, 10/13/09 # (c)	99,985
300,000	Embarq Corp., 8.00%, 6/1/36	309,783
700,000	Ford Motor Credit Corp., 7.25%, 10/25/11	680,331
100,000	General Electric Capital Corp., 5.46%, 7/28/08	100,130
200,000	General Electric Capital Corp., 5.39%, 10/26/09	199,821
200,000	General Electric Capital Corp., 5.43%, 1/20/10 #	200,285
400,000	General Electric Capital Corp., 5.42%, 5/10/10 #	399,957
300,000	General Electric Capital Corp., 5.43%, 8/15/11 #	299,565
50,000	General Electric Capital Corp., 5.74%, 5/5/26 #	49,826
420,000	Goldman Sachs Group, Inc., 5.44%, 12/22/08 #	420,453
100,000	Goldman Sachs Group, Inc., 5.39%, 12/23/08 #	99,952
50,000	Goldman Sachs Group, Inc., 5.44%, 6/23/09 #	49,993
100,000	Goldman Sachs Group, Inc., 5.44%, 11/16/09 #	100,022
300,000	Goldman Sachs Group, Inc., 5.63%, Fixed 1/15/17 ^	297,149
300,000	HBOS Treasury Services plc, 5.40%, 7/17/09 # (c)	300,293
400,000	HSBC Bank USA, 5.41%, 7/28/08, #	400,636
400,000	HSBC Finance Corp., 5.48%, 9/15/08 #	400,734
100,000	HSBC Finance Corp., 5.42%, 10/21/09 #	99,965
50,000	HSBC Finance Corp., 5.61%, 5/10/10 #	50,206
200,000	ICICI Bank, Ltd., 5.90%, 1/12/10 # (c)	200,232
100,000	J.P. Morgan Chase & Co., 5.37%, 6/26/09 #	99,943
500,000	J.P. Morgan Chase & Co., 5.55%, 10/2/09 #	501,964
150,000	John Deere Capital Corp., 5.41%, 4/15/08 #	150,063
100,000	John Deere Capital Corp., 5.41%, 7/15/08 #	100,043
400,000	Lehman Brothers Holdings, 5.39%, 5/29/08 #	400,214

Shares
or
Principal	Security	Fair
Amount	Description	Value
100,000	Lehman Brothers Holdings, 5.37%, 11/24/08 #	99,980
100,000	Lehman Brothers Holdings, 5.45%, 4/3/09 #	100,017
80,000	Merrill Lynch & Co., 5.45%, 6/16/08, # ^	80,104
300,000	Merrill Lynch & Co., 5.45%, 8/22/08, #	300,212
100,000	Merrill Lynch & Co., 5.45%, 10/27/08 #	100,074
50,000	Merrill Lynch & Co., 5.61%, 2/6/09, #	50,160
100,000	Merrill Lynch & Co., 5.45%, 12/4/09, #	99,929
50,000	Morgan Stanley, 5.49%, 1/18/08 #	50,044
100,000	Morgan Stanley, 5.38%, 3/7/08 #	100,028
400,000	Morgan Stanley, 5.47%, 2/9/09 #	400,316
100,000	Morgan Stanley, Series F, 5.45%, 1/15/10 #	99,959
200,000	Pricoa Global Funding I, 5.44%, 1/25/08 # (c)	200,172
300,000	Pricoa Global Funding I, 5.43%, 6/3/08 # (c)	300,437
400,000	Qwest Capital Funding, Inc., 6.38%, 7/15/08 ^	402,000
600,000	Royal Bank of Scotland plc, 5.76%, 7/6/12 #	601,578
450,000	SLM Corp., 5.50%, 7/27/09 #	450,033
100,000	SMFG Preferred Capital, 6.08%, 12/31/49 (c)	100,194
700,000	U.S. Bank NA, 5.28%, 3/31/08 #	699,930
200,000	UBS Preferred Funding Trust V, 6.24%, 5/29/49	206,477
300,000	Wachovia Bank NA, 5.39%, 3/23/09, #	299,948
100,000	Wachovia Corp., 5.41%, 10/28/08, #	100,074
100,000	Wachovia Corp., 5.41%, 12/1/09 #	100,062
450,000	Wells Fargo & Co., 5.45%, 9/15/09, #	450,774
100,000	Westpac Banking Corp. NY, 5.28%, 6/6/08 #	99,974

		17,105,478
Industrials (3.2%):
600,000	Anadarko Petroleum Corp., 5.75%, 9/15/09 #	601,275
100,000	DaimlerChrysler NA Holding Corp., 5.81%, 8/3/09 # ^	100,408
200,000	DaimlerChrysler NA Holding Corp., Series E, 5.69%, 3/13/09 #	200,348
100,000	FedEx Corp., 5.44%, 8/8/07 #	100,068
40,000	Gazprom OAO, 10.50%, 10/21/09	44,867
200,000	Gazprom OAO, 9.63%, 3/1/13	236,520
400,000	Honeywell International, Inc., 5.40%, 3/13/09 #	400,327
400,000	International Lease Financial Corp., 5.58%, 5/24/10 #	401,666
100,000	Westfield Group, 5.70%, 10/1/16 (c)^	101,242

		2,186,721

Retail/Wholesale (0.4%):
300,000	Wal-Mart Stores, Inc., 5.25%, 6/16/08 #	299,791

Utilities (1.9%):
400,000	AT&T, Inc., 5.45%, 5/15/08 #	400,268
400,000	Bellsouth Corp., 5.49%, 11/15/07 #	400,271
100,000	Comcast Corp., 5.66%, 7/14/09 #	100,138

Shares
or
Principal	Security	Fair
Amount	Description	Value
200,000	Time Warner, Inc., 5.88%, 11/15/16	201,665
200,000	TXU Electric Delivery, 5.73%, 9/16/08 # (c)	199,970

		1,302,312

Total Corporate Bonds (Cost $20,863,681)		20,894,302

Commercial Paper (b) (15.0%):
Banking & Finance (15.0%):
300,000	Abbey National North America LLC, 5.29%, 6/7/07	297,123
200,000	Bank of America Corp., 5.30%, 6/7/07	198,072
600,000	Bank of America Corp., 5.30%, 6/15/07	593,514
200,000	DaimlerChrysler NA Holding, 5.42%, 6/22/07	596,136
600,000	HBOS Treasury Services, 5.31%, 5/15/07	197,544
900,000	HBOS Treasury Services, 5.31%, 5/21/07	893,439
100,000	HBOS Treasury Services, 5.29%, 6/8/07	99,027
1,800,000	ING (US) Funding LLC, 5.31%,5/23/07	1,786,815
1,100,000	IXIS Corp., 5.30%, 6/8/07 (c)	1,089,297
1,400,000	Nordea North America, Inc., 5.28%, 6/7/07	1,386,504
400,000	Santander Centeral Hispano, 5.31%, 5/14/07	397,467
1,700,000	Skandinaviska Enskilda Bank, 5.31%, 5/29/07 (c)	1,685,580
500,000	Svenska Handelsbank, Inc., 5.29%,6/25/07	493,900
500,000	Westpac Banking Corp., 5.29%,6/6/07 (c)	495,280

Total Commercial Paper (Cost $10,208,960)		10,209,698

Yankee Dollar (7.6%):
Banking & Finance (7.2%):
700,000	Abbey National Treasury Service, 5.27%, 7/2/08 #	700,014
500,000	Barclays Bank plc NY, 5.28%, 3/17/08 #	499,936
100,000	BNP Paribas, 5.26%, 5/28/08	100,001
200,000	Calyon NY, 5.34%, 1/16/09 #	199,998
200,000	Deutsche Telekom International Finance BV, 5.53%, 3/23/09 #	200,378
200,000	Diageo Capital plc, 5.46%, 11/10/08 # ^	200,117
200,000	Fortis Bank NY, 5.27%, 4/28/08 #	200,191
100,000	Fortis Bank NY, 5.27%, 6/30/08 #	99,997
200,000	Fortis Bank NY, 5.30%, 9/30/08 #	199,884
100,000	National Australia Bank, Ltd., 5.38%, 9/11/09 # (c)	100,060
300,000	Royal Bank of Canada NY, 5.27%, 6/30/08 #	300,206
60,000	Royal Bank of Scotland NY, 5.26%,7/3/08 #	59,978
100,000	Siemens Financieringsmaatschappij NV, 5.41%, 8/14/09 # (c)	100,018
200,000	Skandinaviska Enskilda Bank NY, 5.27%, 7/6/07 #	200,021
100,000	Skandinaviska Enskilda Bank NY, 5.35%, 2/13/09 #	100,003
100,000	Societe Generale NY, 5.26%, 6/11/07 #	99,998

Shares
or
Principal		Security	Fair
Amount		Description	Value
200,000		Societe Generale NY, 5.26%,6/20/07 #	200,016
200,000		Societe Generale NY, 5.27%, 3/26/08 #	199,943
300,000		Societe Generale NY, 5.27%,6/30/08 #	300,008
400,000		Unicredito Italiano NY, 5.35%, 12/3/07 #	400,120
200,000		Unicredito Italiano NY, 5.35%, 5/6/08 #	199,978
200,000		Unicredito Italiano NY, 5.36%,5/29/08 #	200,033

			4,860,898

Industrials (0.1%):
100,000		Transocean, Inc., 5.55%, 9/5/08 #	100,106

Utilities (0.3%):
200,000		Telefonica Emisiones Sau, 5.65%,6/19/09 #	200,673

Total Yankee Dollar (Cost $5,158,854)			5,161,677

Preferred Stock (0.5%):
Banking & Finance (0.5%):
34	DG	Funding Trust (d)	357,956

Total Preferred Stock (Cost $361,688)			357,956

Bank Loan Obligations (0.4%):
299,250		Verizon Idearc, Inc., 7.31%, 11/9/14 # (c)	300,860

Total Bank Loan Obligations (Cost $299,250)			300,860

U.S. Government Agency Mortgages (36.5%):
Federal Home Loan Mortgage Corporation (3.0%):
2,000,000		6.00%, 4/15/37, April TBA	2,015,624

Federal National Mortgage Association (32.0%):
4,810,153		5.00%, 3/1/36, Pool #745336	4,652,028
8,000,000		5.50%, 4/15/37, April TBA	7,915,000
9,000,000		6.00%, 4/15/37, April TBA	9,064,692

			21,631,720

Government National Mortgage Association (1.5%):
1,000,000		6.00%, 4/15/37, April TBA	1,012,812

Total U.S. Government Agency Mortgages (Cost $24,677,405)			24,660,156

U.S. Treasury Obligations (0.8%):
U.S. Treasury Bills (0.8%):
560,000		4.97%, 6/14/07 (b)	554,447

Total U.S. Treasury Obligations (Cost $554,299)			554,447

Purchased Call Options (d) (0.2%):
1-Year Interest Rate Swap (OTC)(0.2%):
20		Receive 3-Month GBP-LIBOR	3
		Floating Rate Index
		Strike @ 5.08
		Exp. 06/15/2007
480		Receive 3-Month USD-LIBOR	26,552
		Floating Rate Index
		Strike @ 4.75
		Exp. 03/31/2008
200		Receive 3-Month USD-LIBOR	5,875
		Floating Rate Index
		Strike @ 4.80
		Exp. 08/08/2007

Shares
or
Principal	Security	Fair
Amount	Description	Value
400	Receive 3-Month USD-LIBOR	11,709
	Floating Rate Index
	Strike @ 4.90
	Exp. 07/02/2007
200	Receive 3-Month USD-LIBOR	10,253
	Floating Rate Index
	Strike @ 4.90
	Exp. 10/29/2007
200	Receive 3-Month USD-LIBOR	14,587
	Floating Rate Index
	Strike @ 5.00
	Exp. 02/01/2008
500	Receive 3-Month USD-LIBOR	8,451
	Floating Rate Index
	Strike @ 5.00
	Exp. 08/08/2007
200	Receive 3-Month USD-LIBOR	13,012
	Floating Rate Index
	Strike @ 5.25
	Exp. 06/07/2007
400	Receive 3-Month USD-LIBOR	28,177
	Floating Rate Index
	Strike @ 5.25
	Exp. 07/02/2007
200	Receive 3-Month USD-LIBOR	22,176
	Floating Rate Index
	Strike @ 5.50
	Exp. 06/30/2007
Total Purchased Call Options (Cost $116,613)		140,795

Purchased Put Options (0.0%):

90-Day Eurodollar July Futures (CME)(0.0%):
15	Strike @ $91.00	94
	Exp. 07/18/2007
244	Strike @ $91.25	1,525
	Exp. 07/18/2007	1,619

90-Day Eurodollar September Futures (CME) (0.0%):
12	Strike @ $90.50	75
	Exp. 09/17/2007
41	Strike @ $90.75	256
	Exp. 09/17/2007
20	Strike @ $91.25	125
	Exp. 09/17/2007
		456

Total Purchased Put Options (Cost $3,154)		2,075

Collateral for Securities on Loan (1.9%):
1,274,900	Northern Trust Liquid Institutional Asset Portfolio	1,274,900

Total Collateral for Securities on Loan (Cost $1,274,900)		1,274,900

Deposit Account (5.6%):
3,823,499	NTRS London Deposit Account	3,823,499

Total Deposit Account (Cost $3,823,499)		3,823,499

Total Investments (Cost $87,103,032) (a) — 128.4%		87,136,351
Net other assets (liabilities) — (28.4)%		(19,296,493)

NET ASSETS — 100.0%		$67,839,858

Percentages indicated are based on net assets of $67,839,858.

*	Non-income producing security.

^	All or a portion of security is loaned as of March 31, 2007.

#	Variable rate security. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at March 31, 2007.

ADR — American Depositary Receipt.
TBA — To be announced. Represents 28.00% of Net Assets at March 31, 2007.

(a)	Cost for federal income tax purposes is $87,103,032. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$102,113
Unrealized depreciation	(68,794)

Net unrealized appreciation	$33,319

(b)	The rate presented represents the effective yield at March 31, 2007

(c)	Rule 144A, Sector 4(2) or other security which is restricted as to resale to institutional investors. The manager has deemed these securities to be liquid based on procedures approved by the Board of Trustees.

(d)	Rule 144A, Sector 4(2) or other security which is restricted as to resale to institutional investors. The manager has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of March 31, 2007, these securities represent 0.92% of the net assets of the fund.
As of March 31, 2007, the fund’s foreign currency exchange contracts were as follows:

				Unrealized
	Delivery			Appreciation/
Short	Date	Contract Amount	Fair Value	Depreciation
Receive US Dollars in exchange for (65,000) British Pounds	04/05/07	($127,040)	($127,893)	($ 853)
Receive US Dollars in exchange for (129,000) Euro Dollars	04/26/07	($172,421)	($172,483)	($ 62)
Receive US Dollars in exchange for (29,871,000) Japanese Yen	05/15/07	($248,226)	($255,109)	($6,883)
     The following represents the concentrations by country as of March 31, 2007 based upon the total fair value of investments.

Country	Percentage
United States	86.4%
Japan	5.4%
European Community	3.1%
United Kingdom	3.1%
Germany	0.7%
Ireland	0.3%
Netherlands	0.1%
Spain	0.1%
India	0.1%
Australia	0.1%
Cayman Islands	0.1%
Virgin Islands	0.1%
France	0.1%
Brazil	0.1%
Mexico	0.1%
Luxembourg	0.1%

100.0%

(e)	Securities with an aggregate market value of $554,447 have been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2007:

				Unrealized
		Expiration	# of	Appreciation/
Description	Type	Date	Contracts	(Depreciation)
S&P 500 E-Mini June Futures	Long	6/15/2007	11	$2,530
U.S. Treasury 2-Year Note June Futures	Short	6/29/2007	(8)	781
U.S. Treasury 10-Year Note June Futures	Long	6/29/2007	40	16,875
U.S. Treasury 30-Year Note June Futures	Short	6/20/2007	(19)	20,289
90-Day Euribor March Futures	Long	3/17/2008	8	(5,548)
90-Day Eurodollar June Futures	Long	6/16/2008	98	37,463
90-Day Eurodollar September Futures	Long	9/17/2007	42	16,184
90-Day Sterling September Futures	Long	9/19/2007	5	(6,566)
90-Day Eurodollar December Futures	Long	12/17/2007	187	40,116
90-Day Eurodollar March Futures	Long	3/17/2008	147	34,050
90-Day Eurodollar September Futures	Long	9/15/2008	50	38,250
90-Day Eurodollar December Futures	Long	12/15/2008	53	37,900
90-Day Sterling December Futures	Long	12/19/2007	8	(9,116)
90-Day Euribor December Futures	Long	12/17/2007	2	(582)
90-Day Sterling March Futures	Long	3/20/2008	9	(4,230)
90-Day Euribor June Futures	Long	6/16/2008	11	(3,645)
90-Day Sterling September Futures	Long	9/18/2008	2	(2,578)
90-Day Sterling June Futures	Long	6/19/2008	7	(1,232)
90-Day Euribor September Futures	Long	9/15/2008	2	(491)
90-Day Euribor December Futures	Long	12/15/2008	2	(378)
90-Day Sterling December Futures	Long	12/18/2008	1	217
90-Day Eurobund June Futures	Long	6/7/2007	12	(12,097)
90-Day Euroyen September Futures	Long	9/14/2007	11	2,435
90-Day Euroyen December Futures	Long	12/17/2007	17	3,463
10-Year Japan Bond June Futures	Long	6/20/2007	7	(8,906)

				$195,184

(f)	Swap agreements outstanding on March 31, 2007:
Credit Default Swaps

						Unrealized
		Buy/Sell	(Pay)/Receive	Expiration	Notional	Appreciation/
Counterparty	Reference Entity	Protection	Fixed Rate	Date	Amount	(Depreciation)
Lehman Brothers	Government of Ukraine	Sell	0.50%	11/20/2007	300,000	$820
Barclay’s Bank	Federal Republic of Brazil	Sell	0.24%	11/20/2007	300,000	449
Deutsche Bank Group	Goldman Sachs Group, Inc.	Sell	0.06%	12/20/2007	100,000	(31)
Deutsche Bank Group	Lehman Brothers	Sell	0.06%	12/20/2007	200,000	(77)
Lehman Brothers	Ford Motor Credit Corp.	Sell	1.10%	6/20/2007	500,000	893
Lehman Brothers	Federal Republic of Brazil	Sell	0.24%	11/20/2007	300,000	433
J.P. Morgan Chase	Gazprom OAO	Sell	0.42%	11/20/2007	400,000	851
Deutsche Bank Group	Softbank Corp.	Sell	2.30%	9/20/2007	4,000,000	302
J.P. Morgan Chase	American International Group	Sell	0.05%	12/20/2007	50,000	(4)
Deutsche Bank Group	Reynolds American SP	Sell	0.30%	6/20/2009	300,000	371
HSBC Bank USA	Russian Federation	Sell	0.24%	2/20/2008	700,000	(89)
Credit Suisse First Boston	Republic of Panama	Sell	0.30%	2/20/2009	700,000	295
Morgan Stanley	Government of Ukraine	Sell	0.61%	2/20/2009	400,000	203
Barclay’s Bank	Republic of Indonesia	Sell	0.37%	3/20/2009	700,000	(745)
Morgan Stanley	Republic of Peru	Sell	0.31%	3/20/2009	300,000	(569)
Goldman Sachs	DJ CDX IG7	Buy	(0.65%)	12/20/2016	2,000,000	(214)

						$2,888

Interest Rate Swaps

						Unrealized
		Pay/Receive	Fixed	Expiration	Notional	Appreciation/
Counterparty	Floating Rate Index	Floating Rate	Rate	Date	Amount	(Depreciation)
Royal Bank of Scotland	3-Month USD Libor	Receive	5.00%	6/20/2037	100,000	$(5,750)
Deutsche Bank Group	6-Month Australian Bank Bill	Receive	6.00%	6/20/2009	200,000	(2,036)
Morgan Stanley	Brazil Cetip Interbank Deposit Rate	Receive	12.78%	1/04/2010	300,000	2,916
Merrill Lynch & Co., Inc.	Brazil Cetip Interbank Deposit Rate	Receive	12.948%	1/04/2010	100,000	1,678
Morgan Stanley	6-Month EUR Libor	Receive	6.00%	6/18/2034	200,000	35,663
Deutsche Bank Group	6-Month JPY Libor	Receive	2.00%	12/20/2016	80,000,000	15,136
Citibank	Mexico Interbank Index	Receive	8.17%	11/04/2016	200,000	303
Goldman Sachs	6-Month EUR Libor	Receive	4.00%	3/20/2009	200,000	(658)
Royal Bank of Scotland	6-Month GBP Libor	Pay	4.00%	12/15/2036	100,000	23,431
Barclay’s Bank	6-Month GBP Libor	Receive	6.00%	3/20/2009	300,000	1,653
Credit Suisse First Boston	6-Month GBP Libor	Receive	5.00%	6/15/2009	100,000	(2,788)
Goldman Sachs	6-Month GBP Libor	Receive	5.00%	6/15/2009	600,000	(16,598)
Barclay’s Bank	6-Month GBP Libor	Receive	5.00%	6/15/2009	400,000	(11,406)
Barclay’s Bank	6-Month GBP Libor	Receive	6.00%	12/20/2008	500,000	2,422
Deutsche Bank Group	6-Month GBP Libor	Receive	6.00%	12/20/2008	300,000	1,450
Deutsche Bank Group	6-Month JPY Libor	Receive	1.50%	6/20/2012	80,000,000	3,297
Morgan Stanley	6-Month JPY Libor	Receive	1.50%	6/20/2012	10,000,000	417
Morgan Stanley	6-Month JPY Libor	Receive	2.00%	12/20/2026	20,000,000	6,068
UBS Warburg	6-Month JPY Libor	Receive	2.00%	12/20/2016	10,000,000	1,671
UBS Warburg	6-Month JPY Libor	Receive	1.00%	9/18/2008	20,000,000	98
UBS Warburg	6-Month JPY Libor	Receive	1.50%	6/20/2012	70,000,000	2,871
Goldman Sachs	6-Month JPY Libor	Receive	1.50%	6/20/2012	30,000,000	1,195
Royal Bank of Scotland	3-Month USD Libor	Receive	5.00%	6/19/2008	4,600,000	6,820
Deutsche Bank Group	3-Month USD Libor	Receive	5.00%	12/19/2008	4,600,000	6,876
Deutsche Bank Group	3-Month USD Libor	Receive	5.00%	6/20/2009	2,400,000	2,916
Credit Suisse First Boston	3-Month USD Libor	Receive	5.00%	6/20/2009	1,400,000	1,816
Bank of America	3-Month USD Libor	Receive	5.00%	6/20/2009	2,000,000	2,736
Morgan Stanley	3-Month USD Libor	Receive	5.00%	6/20/2009	400,000	554
UBS Warburg	6-Month JPY Libor	Receive	1.00%	3/18/2009	520,000,000	(5,373)
Deutsche Bank Group	6-Month JPY Libor	Receive	1.00%	3/18/2009	40,000,000	(417)
Goldman Sachs	French Inflation Index	Receive	1.995%	3/15/2012	800,000	2,496

						$79,457

Total Return Swaps

					Unrealized
			Expiration	# of	Appreciation/
Counterparty	Receive Total Return	Pay	Date	Contracts	(Depreciation)
Bear Stearns & Co., Inc.	FTSE/RAFI 1000 Total Return Index	1-month USD-LIBOR plus .35%	6/15/2007	1,883	$204,790
Credit Suisse First Boston	FTSE/RAFI 1000 Total Return Index	1-month USD-LIBOR plus .35%	6/15/2007	1,971	236,225
Merrill Lynch & Co., Inc.	FTSE/RAFI 1000 Total Return Index	1-month USD-LIBOR plus .25%	6/15/2007	7,035	665,071

					$1,106,086

(g)	Written options outstanding on March 31, 2007:

	Exercise	Expiration	# of
Description	Price	Date	Contracts	Premium	Value
Call — EUX Euro-Bund June Futures	118.00	5/24/2007	5	$801	$200
Call — EUX Euro-Bund June Futures	117.00	5/24/2007	9	2,455	1,082
Call — EUX Euro-Bund June Futures	116.00	5/24/2007	4	1,787	1,389
Put — EUX Euro-Bund June Futures	115.00	5/24/2007	18	6,860	4,568
Call — CBOT U.S. Treasury 10-Year Note June Futures	110.00	5/25/2007	2	494	344
Call — CBOT U.S. Treasury 10-Year Note June Futures	109.00	5/25/2007	4	893	1,563
Call — CBOT U.S. Treasury 10-Year Note June Futures	108.00	5/25/2007	8	3,177	6,375
Put — CBOT U.S. Treasury 10-Year Note June Futures	107.00	5/25/2007	2	525	594
Put — CBOT U.S. Treasury 10-Year Note June Futures	105.00	5/25/2007	14	3,220	438
Put — CBOT U.S. Treasury 10-Year Note June Futures	104.00	5/25/2007	3	272	47

				$20,484	$16,600

		Pay/Receive	Exercise	Expiration	Notional
Description	Counterparty	Floating Index	Rate	Date	Amount	Premium	Value
Call — OTC 5-Year Interest Rate Swap	Royal Bank of Scotland PLC	Rec — 3-month USD-LIBOR	5.10%	2/1/2008	100	$12,000	$14,560
Call — OTC 5-Year Interest Rate Swap	Royal Bank of Scotland PLC	Rec — 3-month USD-LIBOR	5.34%	6/7/2007	100	$10,170	$16,502
Call — OTC 5-Year Interest Rate Swap	Royal Bank of Scotland PLC	Rec — 3-month USD-LIBOR	5.60%	6/29/2007	100	$11,050	$27,186
Call — OTC 5-Year Interest Rate Swap	Royal Bank of Scotland PLC	Rec — 3-month USD-LIBOR	5.37%	7/2/2007	200	$24,010	$36,314
Call — OTC 5-Year Interest Rate Swap	Royal Bank of Scotland PLC	Rec — 3-month USD-LIBOR	5.01%	10/25/2007	100	$9,206	$10,807
Call — OTC 5-Year Interest Rate Swap	Bank of America	Rec — 3-month USD-LIBOR	5.00%	7/2/2007	200	$16,400	$14,285
Call — OTC 5-Year Interest Rate Swap	Royal Bank of Scotland PLC	Rec — 3-month USD-LIBOR	4.90%	3/31/2008	210	$27,933	$23,576
Call — OTC 5-Year Interest Rate Swap	Royal Bank of Scotland PLC	Rec — 3-month USD-LIBOR	4.90%	8/8/2007	100	$6,675	$3,749
Call — OTC 5-Year Interest Rate Swap	Bank of America	Rec — 3-month USD-LIBOR	4.90%	8/8/2007	100	$8,800	$6,515
Call — OTC 5-Year Interest Rate Swap	Credit Suisse	Rec — 3-month GBP-LIBOR	4.85%	6/15/2007	10	$1,620	$10

						$127,864	$153,504

See notes to schedules of portfolio investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Equity Fund
Schedule of Portfolio Investments	March 31, 2007
(Unaudited)

	Security	Fair
Shares	Description	Value
Common Stocks (99.1%):
Aerospace & Defense (1.7%):
7,459	Watson Wyatt Worldwide, Inc.	$362,880

Airlines (0.7%):
3,847	Continental Airlines, Inc., Class B *	139,992

Auto Components (1.6%):
45,622	GKN plc	341,633

Automobiles (3.5%):
2,694	DaimlerChrysler AG	220,396
8,953	General Motors Corp.	274,320
3,991	Harley-Davidson, Inc.	234,471

		729,187

Chemicals (4.6%):
3,889	Albemarle Corp.	160,771
10,519	H.B Fuller Co.	286,854
7,946	Lyondell Chemical Co.	238,142
1,186	OM Group, Inc. *	52,990
4,146	The Lubrizol Corp.	213,643

		952,400

Commercial Banks (7.3%):
5,216	ABN AMRO Holding NV, ADR	224,392
109,000	BOC Hong Kong (Holdings), Ltd.	264,013
2,007	Kookmin Bank, ADR	180,931
24,626	Lloyds TSB Group plc	271,774
2,776	PNC Financial Services Group, Inc.	199,789
5,355	Regions Financial Corp.	189,406
7,930	Sky Financial Group, Inc.	213,000

		1,543,305

Commercial Services & Supplies (2.2%):
9,512	Cenveo, Inc. *	231,141
3,656	Kenexa Corp. *	113,811
2,911	TeleTech Holdings, Inc. *	106,805

		451,757

Communications Equipment (3.9%):
15,371	Polycom, Inc. *	512,316
2,121	Research In Motion, Ltd. *	289,495

		801,811

Computers & Peripherals (0.4%):
4,706	Rackable Systems, Inc. *	79,861

Construction & Engineering (1.6%):
5,580	Emcor Group, Inc. *	329,108

Construction Materials (0.8%):
4,298	Lafarge SA, ADR	168,868

Containers & Packaging (0.3%):
1,572	Rock-Tenn Co.	52,190

Diversified Financial Services (1.7%):
3,669	ING Groep N.V., ADR	155,309
4,241	J.P. Morgan Chase & Co.	205,179

		360,488

Diversified Telecommunication Services (10.6%):
7,717	AT&T Inc.	304,282
6,385	BCE, Inc., ADR	180,568

	Security	Fair
Shares	Description	Value
5,246	BT Group Co.	314,813
46,826	BT Group plc	280,403
8,821	Deutsche Telekom AG, ADR	145,811
6,023	France Telecom SA, ADR	159,007
6,218	Nippon Telegraph &Telephone Corp., ADR	164,217
403,000	PCCW, Ltd.	241,753
5,131	Telecom Italia S.p.A, ADR	147,054
7,490	Verizon Communications, Inc.	284,021

		2,221,929

Electric Utilities (5.5%):
3,660	E.ON AG, ADR	165,286
3,280	FirstEnergy Corp.	217,267
7,306	Korea Electric Power Corp., ADR	146,120
7,002	Northeast Utilities	229,456
3,978	Pinnacle West Capital Corp.	191,939
5,344	Unisource Energy Corp.	200,667

		1,150,735

Electrical Equipment (2.0%):
7,799	Belden CDT, Inc.	417,948

Energy Equipment & Services (1.9%):
999	Core Laboratories N.V. *	83,746
12,215	TETRA Technologies, Inc. *	301,833

		385,579

Food & Staples Retailing (1.5%):
46,377	Compass Group plc	310,636

Gas Utilities (2.0%):
5,110	AGL Resources, Inc.	218,299
4,539	ONEOK, Inc.	204,255

		422,554

Health Care Equipment & Supplies (0.4%):
2,741	Immucor, Inc. *	80,668

Household Durables (1.4%):
1,636	Kimball International, Inc., Class B	31,542
8,077	Matsushita Electric Industrial Co,	162,348
3,418	Ltd., ADR Tempur-Pedic International, Inc.	88,834

		282,724

Independent Power Producers & Energy Traders (1.0%):
5,496	Black Hills Corp.	202,088

Industrial Conglomerates (4.9%):
86,000	Cheung Kong Infrastructure	298,013
79,000	Holdings, Ltd. Citic Pacific, Ltd.	290,901
7,418	General Electric Co.	262,300
1,365	Sequa Corp., Class A *	163,486

		1,014,700

Insurance (5.3%):
8,646	Aegon N.V.	172,401
4,130	Axa, ADR	175,938
4,432	Cincinnati Financial Corp.	187,917
3,086	Lincoln National Corp.	209,200
3,670	Sun Life Financial, Inc.	166,618
4,012	Unitrin, Inc.	188,845

		1,100,919

Internet & Catalog Retail (1.9%):
6,012	Nutri/System, Inc. *	315,089
1,501	Priceline.com, Inc. *	79,943

		395,032

IT Services (1.3%):
5,500	Infosys Technologies Ltd., ADR	276,375

Leisure Equipment & Products (2.7%):
6,606	Hasbro, Inc.	189,064

	Security	Fair
Shares	Description	Value
13,413	Mattel, Inc.	369,796

		558,860

Life Sciences Tools and Services (0.3%):
1,971	Illumina, Inc. *	57,750

Machinery (1.2%):
4,475	Valmont Industries, Inc.	258,789

Media (1.4%):
12,941	The DIRECTV Group, Inc. *	298,549

Metals & Mining (4.5%):
3,284	Allegheny Technologies, Inc.	350,370
4,994	Barrick Gold Corp.	142,579
1,108	Brush Engineered Materials, Inc. *	53,705
20,240	Hecla Mining Co. *	183,374
1,991	POSCO, ADR	206,964

		936,992

Multi-Utilities (1.9%):
4,168	DTE Energy Co.	199,647
8,034	Energy East Corp.	195,708

		395,355

Oil & Gas & Consumable Fuels (4.7%):
3,007	EnCana Corp.	152,244
2,382	ENI S.p.A., ADR	154,425
2,080	Marathon Oil Corp.	205,567
1,668	Petroleo Brasileiro S.A., ADR	165,983
4,356	Repsol YPF S.A., ADR	146,100
2,211	Royal Dutch Shell plc, ADR	146,589

		970,908

Paper & Forest Products (1.0%):
6,653	MeadWestvaco Corp.	205,179

Pharmaceuticals (1.2%):
9,520	Pfizer, Inc.	240,475

Specialty Retail (4.7%):
3,741	Abercrombie & Fitch Co.	283,119
9,774	American Eagle Outfitters, Inc.	293,123
4,146	Bebe Stores, Inc.	72,057
4,345	Group 1 Automotive, Inc.	172,801
3,813	Guess?, Inc.	154,388

		975,488

Textiles, Apparel & Luxury Goods (2.5%):
4,952	Brown Shoe Co., Inc.	207,984
1,068	Steven Madden, Ltd.	31,186
83,000	Yue Yuen Industrial Holdings, Ltd.	281,270

		520,440

Wireless Telecommunication Services (3.0%):
10,289	NTT DoCoMo, Inc., ADR	189,626
98,961	Vodafone Group plc	264,276
5,957	Vodafone Group plc, ADR	160,005

		613,907

Total Common Stocks		20,608,059

Deposit Account (5.4%):
1,113,540	NTRS London Deposit Account	1,113,540

Total Deposit Account		1,113,540

Total Investments (Cost $21,519,648) (a) - 104.5%		21,721,599
Net other assets (liabilities) - (4.5)%		(944,679)

NET ASSETS - 100.0%		$20,776,920

Percentages indicated are based on net assets of $20,776,920.
* Non-income producing security.
ADR — American Depository Receipt.

(a) Cost for federal income tax purposes is $21,519,648. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$751,683
Unrealized depreciation	(549,732)

Net unrealized appreciation	$201,951

     As of March 31, 2007 the fund’s foreign currency exchange contracts were as follows:

				Unrealized
	Delivery	Contract		Appreciation/
Long	Date	Amount	Fair Value	Depreciation

Delivered US Dollars in exchange for 11,144 British Pounds	04/03/07	$21,900	$21,928	$28
Delivered US Dollars in exchange for 11,813 British Pounds	04/03/07	$23,212	$23,242	$30
Delivered US Dollars in exchange for 13,433 British Pounds	04/03/07	$26,396	$26,430	$34
Delivered US Dollars in exchange for 10,690 British Pounds	04/03/07	$21,008	$21,035	$27
Delivered US Dollars in exchange for 10,823 British Pounds	04/03/07	$21,269	$21,296	$27

Delivered US Dollars in exchange for 185,021 Hong Kong Dollars	04/02/07	$23,680	$23,682	$2
Delivered US Dollars in exchange for 166,473 Hong Kong Dollars	04/02/07	$21,307	$21,308	$1
Delivered US Dollars in exchange for 173,334 Hong Kong Dollars	04/02/07	$22,185	$22,186	$1
Delivered US Dollars in exchange for 188,506 Hong Kong Dollars	04/02/07	$24,126	$24,128	$2
Delivered US Dollars in exchange for 144,907 Hong Kong Dollars	04/02/07	$18,547	$18,548	$1
     The following represents the concentrations by country as of March 31, 2007 based upon the total fair value of investments.

Country	Percentage
United States	87.0%
Canada	2.2%
United Kingdom	1.6%
Netherlands	1.5%
Korea	1.3%
France	1.3%
Germany	1.3%
Japan	1.3%
Italy	0.8%
India	0.8%
Brazil	0.5%
Spain	0.4%

Total	100.0%

See notes to schedules of portfolio investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Aggressive Growth Fund
Schedule of Portfolio Investments	March 31, 2007
(Unaudited)

Shares
or
Principal	Security	Fair
Amount	Description	Value
Common Stocks (96.6%):
Auto & Transportation (0.8%):
8,660	Johnson Controls, Inc.	$819,409

Consumer Discretionary (18.1%):
12,500	Aeropostale, Inc. * ^	502,875
17,320	Alliance Data Systems Corp. *	1,067,258
23,350	Burger King Holdings, Inc. ^	504,360
51,970	Coach, Inc. *	2,601,098
12,990	Corrections Corp. of America *	686,002
17,380	GameStop Corp. *	566,067
30,320	International Game Technology	1,224,322
12,990	ITT Educational Services, Inc. *	1,058,555
12,550	J.C. Penney Company, Inc.	1,031,108
8,660	Kohl’s Corp. *	663,443
14,600	LIFE TIME FITNESS, Inc. * ^	750,586
34,650	Marriott International, Inc.	1,696,464
7,260	MGM Mirage *	504,715
8,660	Omnicom Group, Inc.	886,611
17,320	Phillips-Van Heusen Corp.	1,018,416
5,770	Polo Ralph Lauren Corp.	508,626
25,990	Quanta Services, Inc. * ^	655,468
4,330	Sears Holdings Corp. *	780,093
51,970	Smith & Wesson Holding Corp. * ^	680,287
12,990	Watson Wyatt Worldwide, Inc.	631,964

		18,018,318

Consumer Staples (2.0%):
13,380	Bare Escentuals, Inc. *	479,941
12,990	Loews Corp.- Carolina Group	982,174
13,880	Safeway, Inc.	508,563

		1,970,678

Energy (2.3%):
43,310	Ultra Petroleum Corp. * ^	2,301,060

Financial Services (4.7%):
64,970	Charles Schwab Corp.	1,188,301
12,990	First Marblehead Corp. ^	583,121
12,990	Intercontinental Exchange, Inc. *	1,587,508
34,650	Investment Technology Group, Inc. *	1,358,280

		4,717,210

Financials (2.9%):
62,730	Fortress Investment Group LLC, Class A ^	1,799,096
51,970	Janus Capital Group, Inc.	1,086,693

		2,885,789

Health Care (15.7%):
22,170	Amylin Pharmaceuticals, Inc. * ^	828,271
56,300	BioMarin Pharmaceutical, Inc. * ^	971,738
12,990	Brookdale Senior Living, Inc. ^	580,133
15,160	Celgene Corp. *	795,294
21,660	DaVita, Inc. *	1,154,911
47,640	Hologic, Inc. * ^	2,745,969
34,650	InterMune, Inc. * ^	854,469
25,990	Medicis Pharmaceutical Corp., Class A ^	801,012
21,660	Mentor Corp. ^	996,360

Shares
or
Principal	Security	Fair
Amount	Description	Value
43,900	Shire plc	2,717,410
25,410	United Therapeutics Corp. * ^	1,366,550
21,660	Ventana Medical Systems, Inc. * ^	907,554
36,090	Vertex Pharmaceuticals, Inc. *	1,011,964

		15,731,635

Industrials (1.9%):
8,650	Corporate Executive Board Co.	657,054
12,990	Expeditors International of Washington, Inc.	536,747
8,660	Stericycle, Inc. * ^	705,790

		1,899,591

Information Technology (0.9%):
21,660	Tessera Technologies, Inc. *	860,768

Materials (0.7%):
8,800	Texas Industries, Inc. ^	664,664

Materials & Processing (3.9%):
17,320	Agrium, Inc. ^	663,876
13,260	Airgas, Inc.	558,909
8,810	Allegheny Technologies, Inc.	939,939
25,990	Chicago Bridge & Iron Co. N.V.	799,193
21,860	Ecolab, Inc.	939,979

		3,901,896

Other (0.6%):
17,320	Archer-Daniels-Midland Co.	635,644

Other Energy (6.4%):
17,320	Cameron International, Corp. *	1,087,523
8,660	Core Laboratories N.V. * ^	725,968
12,990	Devon Energy Corp.	899,168
12,990	FMC Technologies, Inc. *	906,182
25,990	Smith International, Inc. ^	1,248,820
17,320	Superior Energy Services, Inc. *	597,020
17,320	XTO Energy, Inc.	949,309

		6,413,990

Producer Durables (12.9%):
22,470	AGCO Corp. *	830,716
26,930	BE Aerospace, Inc. *	853,681
12,990	Danaher Corp.	928,136
17,320	General Cable Corp. * ^	925,408
12,990	Itron, Inc. * ^	844,870
17,320	Manitowoc Co., Inc. ^	1,100,339
8,660	Mettler Toledo International, Inc. *	775,676
21,660	Polycom, Inc. * ^	721,928
25,990	Precision Castparts Corp.	2,704,259
12,990	Rockwell Collins, Inc.	869,421
10,220	Snap-On, Inc.	491,582
12,990	Terex Corp. *	932,161
17,320	Varian Semiconductor Equipment Associates, Inc. * ^	924,542

		12,902,719

Technology (17.6%):
21,660	Adobe Systems, Inc. *	903,222
25,990	Akamai Technologies, Inc. *	1,297,421
12,990	Amphenol Corp., Class A	838,764
51,970	ASML Holding N.V., NY Registered Shares * ^	1,286,258
29,850	Broadcom Corp. *	957,290
12,990	Cognizant Technology Solutions Corp. *	1,146,627
17,320	Digital River, Inc. * ^	956,930
8,660	Dun & Bradstreet Corp. (The)	789,792
17,650	F5 Networks, Inc. *	1,176,902
8,660	FactSet Research Systems, Inc. ^	544,281
19,570	KLA-Tencor Corp. ^	1,043,472
17,320	Macrovision Corp. * ^	433,866
21,660	MEMC Electronic Materials, Inc. *	1,312,163

Shares
or
Principal	Security	Fair
Amount	Description	Value
26,290	Network Appliance, Inc. *	960,111
33,820	Nuance Communications, Inc. * ^	517,784
26,650	NVIDIA Corp. *	766,987
25,990	Sybase, Inc. * ^	657,027
25,980	Trimble Navigation Ltd. *	697,303
17,320	ValueClick, Inc. * ^	452,572
8,810	Vimpel-Communications, ADR * ^	835,540

		17,574,312

Telecommunication Services (3.6%):
34,650	Crown Castle International Corp. *	1,113,305
8,830	Leap Wireless International, Inc. *	582,603
25,990	NII Holdings, Inc. *	1,927,938

		3,623,846

Utilities (1.6%):
12,990	FirstEnergy Corp.	860,457
8,660	Questar Corp.	772,559

		1,633,016

Total Common Stocks (Cost $82,390,296)		96,554,545

Collateral for Securities on Loan (26.9%):
26,858,555	Northern Trust Liquid Institutional Asset Portfolio	26,858,555

Total Collateral for Securities on Loan (Cost $26,858,555)		26,858,555

U.S. Government Agency Securities (3.2%):
Federal Home Loan Bank — Discount Note (3.2%):
3,200,000	5.00%, 4/2/07 (b)	3,199,556

Total U.S. Government Agency Securities (Cost $3,199,556)		3,199,556

Deposit Account (0.1%):
68,096	TNT Offshore Deposit Account	68,096

Total Deposit Account (Cost $68,096)		68,096

Total Investments (Cost $112,516,503) (a) — 126.8%		126,680,752
Net other assets (liabilities) — (26.8)%		(26,738,960)

NET ASSETS — 100.0%		$99,941,792

Percentages indicated are based on net assets of $99,941,792.

*	Non-income producing security.

^	All or a portion of security is loaned as of March 31, 2007.

ADR – American Depositary Receipt.

(a)	Cost for federal income tax purposes is $112,743,029. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$15,855,539
Unrealized depreciation	(1,917,816)

Net unrealized appreciation	$13,937,723

(b)	The rate presented represents the effective yield at March 31, 2007.

The following represents the concentrations by country as of March 31, 2007 based upon the total fair value of investments.

Country	Percentage
United States	90.7%
Canada	3.0%
Netherlands	2.8%
United Kingdom	2.7%
Russian Federation	0.8%

100.0%

See notes to schedules of portfolio investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Comstock Fund
Schedule of Portfolio Investments	March 31, 2007
(Unaudited)

Shares
or
Principal	Security	Fair
Amount	Description	Value
Common Stocks (94.3%):
Consumer Discretionary (11.2%):
115,299	Clear Channel Communications, Inc.	$4,040,077
581,300	Comcast Corp., Class A * ^	15,084,735
52,800	Gannett Company, Inc. ^	2,972,112
63,500	Home Depot, Inc.	2,332,990
1,089	Interpublic Group of Cos., Inc. *	13,406
62,770	Liberty Media Holding Corp. – Capital *	6,941,734
293,350	Liberty Media Holding Corp. — Interactive *	6,987,597
86,900	Lowe’s Cos., Inc. ^	2,736,481
287,200	News Corp., Class B ^	7,027,784
751,200	Time Warner, Inc. ^	14,813,664
358,300	Viacom Inc., Class B *	14,729,713
18,200	Walt Disney Co.	626,626

		78,306,919

Consumer Staples (15.7%):
138,500	Altria Group, Inc.	12,161,685
93,100	Anheuser-Busch Cos., Inc.	4,697,826
249,200	Cadbury Schweppes plc, ADR	12,801,404
345,100	Coca-Cola Co.	16,564,800
285,600	CVS Corp.	9,750,384
203,700	Kimberly-Clark Corp.	13,951,413
271,100	Kraft Foods, Inc., Class A ^	8,583,026
502,400	Unilever NV, New York Shares, ADR	14,680,128
351,000	Wal-Mart Stores, Inc.	16,479,450

		109,670,116

Financial Services (26.2%):
79,600	AFLAC, Inc.	3,745,976
100,300	American International Group, Inc.	6,742,166
451,500	Bank of America Corp.	23,035,529
232,800	Bank of New York Co., Inc.	9,440,040
25,800	Barclays plc, ADR ^	1,469,052
1,120	Berkshire Hathaway, Inc., Class B *	4,076,800
250,960	Chubb Corp.	12,967,103
522,500	Citigroup, Inc.	26,825,149
60,100	Fannie Mae	3,280,258
265,600	Freddie Mac	15,800,544
66,000	Genworth Financial, Inc., Class A ^	2,306,040
28,300	Hartford Financial Services Group, Inc.	2,704,914
176,700	J.P. Morgan Chase & Co.	8,548,746
93,900	Merrill Lynch & Co., Inc.	7,668,813
84,000	MetLife, Inc. ^	5,304,600
86,800	PNC Financial Services Group	6,246,996
26,090	SunTrust Banks, Inc.	2,166,514
60,850	Torchmark Corp.	3,991,152
93,600	Travelers Companies, Inc.	4,845,672
91,800	U.S. Bancorp ^	3,210,246
312,700	Wachovia Corp.	17,214,135
309,700	Wells Fargo & Co.	10,662,971

		182,253,416

Health Care (18.9%):

Shares
or
Principal	Security	Fair
Amount	Description	Value
184,200	Abbott Laboratories	10,278,360
352,000	Boston Scientific Corp. *	5,118,080
727,800	Bristol-Myers Squibb Co. ^	20,203,728
99,800	Cardinal Health, Inc.	7,280,410
250,400	Eli Lilly & Co. ^	13,448,984
295,800	GlaxoSmithKline plc, ADR	16,345,908
456,400	Pfizer, Inc.	11,528,664
126,900	Roche Holding AG, ADR	11,174,433
123,200	Sanofi-Aventis, ADR	5,360,432
527,400	Schering-Plough Corp.	13,453,974
334,900	Wyeth	16,755,047

		130,948,020

Industrials (1.5%):
215,800	General Electric Co.	7,630,688
6,600	L-3 Communications Holdings, Inc.	577,302
167,000	Southwest Airlines Co.	2,454,900

		10,662,890

Materials (8.9%):
491,000	Alcoa, Inc.	16,644,900
344,900	E.I. du Pont de Nemours & Co. ^	17,048,407
643,693	International Paper Co. ^	23,430,425
100,300	Rohm and Haas Co.	5,187,516

		62,311,248

Technology (6.5%):
78,500	Cisco Systems, Inc. *	2,004,105
26,740	Cognex Corp.	579,456
354,300	Dell, Inc. *	8,223,302
78,500	First Data Corp.	2,111,650
69,875	Flextronics International, Ltd. *	764,433
70,300	Hewlett-Packard Co.	2,821,842
308,100	Intel Corp.	5,893,953
59,000	International Business Machines Corp.	5,561,340
35,210	KEMET Corp. *	269,357
40,200	KLA-Tencor Corp.	2,143,464
104,800	McAfee, Inc. *	3,047,584
131,900	Microsoft Corp.	3,676,053
61,854	Telefonaktibolaget LM Ericsson, ADR ^	2,294,165
116,800	Texas Instruments, Inc.	3,515,680
117,400	Western Union Co.	2,576,930

		45,483,314

Telecommunication Services (5.2%):
310,600	AT&T, Inc. ^	12,246,958
146,300	Sprint Nextel Corp.	2,773,848
563,900	Verizon Communications, Inc.	21,383,088

		36,403,894

Utilities (0.2%):
35,250	American Electric Power Co., Inc.	1,718,438

Total Common Stocks (Cost $570,753,550)		657,758,255

Collateral for Securities on Loan (12.8%):
89,366,451	Allianz Dresdner Daily Asset Fund	89,366,451

Total Collateral for Securities on Loan (Cost $89,366,451)		89,366,451

U.S. Government Agency Securities (5.2%):
Federal Home Loan Bank — Discount Note (5.2%):
36,500,000	5.00%, 4/2/07 (b)	36,494,931

Total U.S. Government Agency Securities (Cost $36,494,931)		36,494,931

Deposit Account (0.0%):
22,080	TNT Offshore Deposit Account	22,080

Shares
or
Principal	Security	Fair
Amount	Description	Value
Total Deposit Account (Cost $22,080)		22,080

Total Investments (Cost $696,637,012) (a) - 112.3%		783,641,717
Net other assets (liabilities) - (12.3)%		(85,899,497)

NET ASSETS - 100.0%		$697,742,220

Percentages indicated are based on net assets of $697,742,220.

*	Non-income producing security.

^	All or a portion of security is loaned as of March 31, 2007.
ADR – American Depositary Receipt.
(a)	Cost for federal income tax purposes is $697,945,771. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$98,224,572
Unrealized depreciation	(12,528,626)

Net unrealized appreciation	$85,695,946

(b)	The rate presented represents the effective yield at March 31, 2007.
The following represents the concentrations by country as of March 31, 2007 based upon the total fair value of investments.

Country	Percentage
United States	90.7%
United Kingdom	4.4%
Netherlands	2.1%
Switzerland	1.6%
France	0.8%
Sweden	0.3%
Singapore	0.1%

100.0%

See notes to schedules of portfolio investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Equity & Income Fund
Schedule of Portfolio Investments	March 31, 2007
(Unaudited)

Shares
or
Principal	Security	Fair
Amount	Description	Value
Common Stocks (65.1%):
Auto & Transportation (0.8%):
103,580	Ford Motor Co. ^	$817,246
33,910	Honda Motor Co., Ltd., ADR ^	1,182,442

		1,999,688

Consumer Discretionary (6.4%):
25,710	Amazon.com, Inc. *	1,023,001
18,129	Clear Channel Communications, Inc.	635,240
42,075	Comcast Corp., Class A *	1,091,846
46,060	Home Depot, Inc.	1,692,244
20,730	McDonald’s Corp.	933,887
16,080	Office Depot, Inc. *	565,051
215,070	Time Warner, Inc.	4,241,180
75,350	Viacom Inc., Class B *	3,097,639
58,010	Yahoo!, Inc. *	1,815,133

		15,095,221

Consumer Staples (7.5%):
30,420	Altria Group, Inc.	2,671,180
44,080	Cadbury Schweppes plc, ADR ^	2,264,390
58,800	Coca-Cola Co.	2,822,399
24,430	ConAgra Foods, Inc.	608,551
12,050	Kimberly-Clark Corp.	825,305
35,010	Kraft Foods, Inc., Class A ^	1,108,417
28,130	Procter & Gamble Co.	1,776,691
48,700	Rite Aid Corp. *	280,999
11,340	SuperValu, Inc.	443,054
77,530	Unilever NV, New York Shares, ADR	2,265,427
57,850	Wal-Mart Stores, Inc.	2,716,057

		17,782,470

Financial Services (16.8%):
40,590	Aegon NV	809,365
40,821	Bank of America Corp.	2,082,687
129,210	Charles Schwab Corp.	2,363,251
46,320	Chubb Corp.	2,393,354
10,010	CIGNA Corp.	1,428,027
98,630	Citigroup, Inc.	5,063,663
36,050	Fifth Third Bancorp ^	1,394,775
57,100	Freddie Mac	3,396,879
1,800	Goldman Sachs Group, Inc.	371,934
10,790	H&R Block, Inc.	227,022
18,210	Hartford Financial Services Group, Inc.	1,740,512
120,052	J.P. Morgan Chase & Co.	5,808,115
126,440	Marsh & McLennan Cos., Inc.	3,703,428
37,000	Merrill Lynch & Co., Inc.	3,021,790
22,170	PNC Financial Services Group	1,595,575
50,960	Travelers Cos., Inc.	2,638,199
20,680	XL Capital, Ltd., Class A	1,446,773

		39,485,349

Health Care (10.8%):
72,650	Abbott Laboratories	4,053,870
66,640	Boston Scientific Corp. * ^	968,946
120,390	Bristol-Myers Squibb Co.	3,342,026
63,460	Eli Lilly & Co.	3,408,437

Shares
or
Principal	Security	Fair
Amount	Description	Value
20,730	GlaxoSmithKline plc, ADR ^	1,145,540
81,550	Pfizer, Inc.	2,059,953
31,630	Roche Holding AG, ADR	2,785,243
14,030	Sanofi-Aventis, ADR ^	610,445
173,120	Schering-Plough Corp.	4,416,291
52,780	Wyeth	2,640,583

		25,431,334

Industrials (1.8%):
120,250	General Electric Co.	4,252,040

Integrated Oils (3.1%):
37,140	ConocoPhillips	2,538,519
21,670	Exxon Mobil Corp.	1,635,002
10,810	Occidental Petroleum Corp.	533,041
38,560	Royal Dutch Shell plc, ADR	2,556,528

		7,263,090

Materials (0.8%):
36,680	E.I. du Pont de Nemours & Co.	1,813,092

Materials & Processing (2.4%):
60,510	Bayer AG, ADR ^	3,870,825
43,680	Newmont Mining Corp.	1,834,123

		5,704,948

Other Energy (1.2%):
28,150	Schlumberger, Ltd.	1,945,165
29,470	Williams Cos., Inc. (The)	838,716

		2,783,881

Producer Durables (4.3%):
18,210	Applera Corp.	538,470
9,360	Ingersoll-Rand Co., Ltd., Class A	405,943
11,000	Northrop Grumman Corp.	816,420
38,250	Raytheon Co.	2,006,595
29,890	Siemens AG, ADR ^	3,204,208
100,280	Tyco International, Ltd.	3,163,834

		10,135,470

Technology (3.0%):
106,500	Alcatel-Lucent, ADR ^	1,258,829
16,356	Embarq Corp.	921,661
13,226	Hewlett-Packard Co.	530,892
54,681	Intel Corp.	1,046,048
85,872	Micron Technology, Inc. *	1,037,334
131,569	Symantec Corp. *	2,276,143

		7,070,907

Telecommunication Services (2.6%):
117,102	Sprint Nextel Corp.	2,220,254
101,866	Verizon Communications, Inc.	3,862,759

		6,083,013

Utilities (3.6%):
41,350	American Electric Power Co., Inc.	2,015,813
31,283	Entergy Corp.	3,282,212
32,350	FirstEnergy Corp.	2,142,864
42,510	France Telecom SA, ADR ^	1,122,264

		8,563,153

Total Common Stocks (Cost $133,090,294)		153,463,656

Corporate Bonds (6.6%):
Auto & Transportation (0.1%):
80,184	America West Airlines, Inc., 7.10%, 4/2/21	85,195
45,000	Union Pacific Corp., 6.63%, 2/1/08	45,461

		130,656

Consumer Discretionary (0.2%):
25,000	CVS Corp., 5.75%, 8/15/11	25,461
174,110	CVS Lease Pass Through, 6.04%, 12/10/28	176,096

Shares
or
Principal	Security	Fair
Amount	Description	Value
110,000	FBG Finance, Ltd., 5.13%, 6/15/15 ^	105,547
40,000	Fedex Corp., 5.50%, 8/15/09 ^	40,305
10,000	Fedex Corp., 7.25%, 2/15/11	10,677
50,000	Hyatt Equities, LLC, 6.88%, 6/15/07	50,086
60,000	Mohawk Industries, Inc., Series D, 7.20%, 4/15/12	63,565
105,000	Viacom, Inc., 6.88%, 4/30/36	105,838

		577,575

Consumer Staples (0.5%):
30,000	ConAgra Foods, Inc., 7.00%, 10/1/28	31,940
45,000	ConAgra Foods, Inc., 8.25%, 9/15/30	54,784
80,000	Fred Meyer, Inc., 7.45%, 3/1/08	81,522
45,000	General Mills, Inc., 3.88%, 11/30/07	44,579
1,000,000	General Mills, Inc., 0.00%, 10/28/22, (c)	756,250
105,000	May Department Stores Co., 6.70%, 144A 7/15/34	103,562
115,000	Sara Lee Corp., 6.13%, 11/1/32 ^	106,294
60,000	YUM! Brands, Inc., 8.88%, 4/15/11	67,368

		1,246,299

Energy (0.2%):
65,000	Consumers Energy Co., 4.80%, 2/17/09	64,404
45,000	Detroit Edison Co., 6.13%, 10/1/10	46,373
80,000	Entergy Gulf States, Inc., 3.60%, 6/1/08	78,409
60,000	Sempra Energy, 4.62%, 5/17/07	59,934
55,000	Texas East Transmission, 7.00%, 7/15/32 ^	61,331
55,000	Wisconsin Electric Power Co., 3.50%, 12/1/07	54,359

		364,810

Financials (4.2%):
215,000	AIG Sunamerica Global Finance, 6.30%, 5/10/11	224,439
100,000	American General Finance Corp., Series MTNI, 4.63%, 5/15/09 ^	98,741
50,000	American General Finance Corp., Series MTNH, 4.63%, 9/1/10	49,058
50,000	AXA Financial, Inc., 6.50%, 4/1/08	50,541
109,985	Bank of America, 3.99%, 8/18/09	109,290
10,000	Brookfield Asset Management, Inc., 8.13%, 12/15/08	10,465
115,000	Brookfield Asset Management, Inc., 7.13%, 6/15/12	123,127
10,973	Capital Auto Receivables Asset Trust, Class A2, Series 2004-2, 3.35%, 2/15/08	10,956
113,217	Capital Auto Receivables Asset Trust, Class A4, Series 2005-1, 4.05%, 7/15/09	112,659
300,000	Capital Auto Receivables Asset Trust, Class A3, Series 2006-1, 5.03%, 10/15/09	299,338
300,000	Capital Auto Receivables Asset Trust, Series 2006-SN1AC, Class A3, 5.31%, 10/20/09	300,224
300,000	Capital Auto Receivables Asset Trust, Class A3A, Series 2006-2, 4.98%, 5/15/11	299,792
150,000	Capital One Auto Finance Trust, Class A3A, Series 2006-C, 5.07%, 7/15/11	149,965

Shares
or
Principal	Security	Fair
Amount	Description	Value
59,476	Caterpillar Financial Asset Trust, Class A3, Series 2005-A, 3.90%, 2/25/09	59,161
225,000	Caterpillar Financial Asset Trust, 5.57%, 5/25/10	226,446
70,000	Caterpillar Financial Services Corp., Series MTNF, 3.63%, 11/15/07	69,267
100,000	Catlin Insurance Co., Ltd., 7.25%, Callable 1/19/17 @ 100 1/19/17, Series 144A	99,291
25,000	Chase Manhattan Corp., 7.00%, 11/15/09	26,160
13,862	CIT Equipment Collateral, Class A3, Series 2004-EF1, 3.50%, 9/20/08	13,745
200,000	CIT Equipment Collateral, Class A3, Series 2006-VT2, 5.07%, 2/20/10	200,088
35,000	CIT Group, Inc., 3.65%, 11/23/07	34,622
60,000	CIT Group, Inc., 5.00%, 11/24/08	59,839
65,893	CNH Equipment Trust, Class A3, Series 2005-A, 4.02%, 4/15/09	65,538
194,680	CNH Equipment Trust, Class A3, Series 2005-B,, 4.27%, 1/15/10	193,134
125,000	CNH Equipment Trust, Class A3, Series 2006-B, 5.20%, 6/15/10	125,223
247,000	Conseco, Inc., 3.50%, 9/30/35 ^	235,576
70,000	Cooper Industries, Inc., 5.25%, 11/15/12	69,861
115,000	Countrywide Home Loans, Inc., 3.25%, 5/21/08	112,386
67,771	Daimler Chrysler Auto Trust, Class A3, Series 2005-B, 4.04%, 9/8/09	67,387
60,000	DaimlerChrysler NA Holdings Corp., 8.50%, 1/18/31 ^	74,934
200,000	Farmers Exchange Capital, 7.05%, 7/15/28	205,051
37,447	Ford Credit Auto Owner Trust, Class A3, Series 2005-B, 4.17%, 1/15/09	37,295
125,000	Ford Credit Auto Owner Trust, Class A3, Series 2006-A, 5.05%, 3/15/10	124,775
225,000	Ford Credit Auto Owner Trust, Class A3, Series 2006-B, 5.28%, 10/15/10	225,480
175,000	GE Equipment Small Ticket LLC, Class A3,, 4.88%, 10/22/09	174,470
95,000	General Electric Capital Corp., 5.88%, 2/15/12 ^	98,082
80,000	General Electric Capital Corp., Series MTNA, 4.75%, 9/15/14 ^	77,280
500,000	Goldman Sachs Group, Inc., Series MTNB, 0.25%, 8/30/08	529,626
735,000	Goldman Sachs Group, Inc., 2.00%, 6/29/13	745,115
75,000	Harley-Davidson Motorcycle Trust, Class A2, Series 2005-2, 4.07%, 2/15/12	73,972
125,000	Harley-Davidson Motorcycle Trust, Class A2, Series 2005-1, 3.76%, 12/17/12	122,414
100,000	Harley-Davidson Motorcyle Trust, Class A2, Series 2005-3,, 4.41%, 6/15/12	99,171
100,000	Hertz Vehicle Financing LLC, Class A2, Series 2005-2A, 4.93%, 2/25/10	99,692
29,844	Honda Auto Receivables Owner Trust, Class A3, Series 2005-2, 3.93%, 1/15/09	29,686
76,646	Honda Auto Receivables Owner Trust, Class A3, Series 2005-3, 3.87%, 4/20/09	76,090

Shares
or
Principal	Security	Fair
Amount	Description	Value
150,000	Honda Auto Recievables Owner Trust, Class A3, Series 2005-6, 4.85%, 10/19/09	149,578
50,000	Household Finance Corp., 4.13%, 11/16/09	48,813
60,000	Household Finance Corp., 8.00%, 7/15/10	65,038
125,000	Household Finance Corp., 6.38%, 10/15/11	130,301
65,000	HSBC Finance Corp., 6.75%, 5/15/11	68,474
75,000	Hyundai Auto Receivables Trust, Class A3, Series 2005-A, 3.98%, 11/16/09	74,420
20,000	International Lease Finance Corp., 3.75%, 8/1/07	19,891
80,000	J.P. Morgan Chase & Co., 6.00%, 2/15/09	81,131
75,000	Marshall & Ilsley Bank, 3.80%, 2/8/08	74,107
106,358	Merrill Auto Trust Securitization, Class A3, Series 2005-1, 4.10%, 8/25/09	105,745
87,275	National City Auto Receivables Trust, Class A4, Series 2004-A, 2.88%, 5/15/11	85,788
135,000	Nationwide Building Society, 4.25%, 2/1/10	131,757
107,650	Nissan Auto Receivables Owner Trust, Class A3, Series 2005-B, 3.99%, 7/15/09	106,921
50,000	Platinum Underwriters Finance, Inc., 6.37%, 11/16/07	49,788
50,000	Platinum Underwriters Finance, Inc., Series B, 7.50%, 6/1/17	52,907
75,000	Popular North America, Inc., 5.65%, 4/15/09	75,455
345,000	Residential Capital LLC, 6.38%, 6/30/10	344,907
175,000	Residential Capital LLC, 6.50%, 4/17/13	173,339
155,000	SLM Corp., 4.00%, 1/15/10	150,849
95,000	St. Paul Travelers Cos., Inc., 5.01%, 8/16/07	94,831
40,000	Textron Financial Corp., 4.13%, 3/3/08	39,615
95,000	Textron Financial Corp., 5.13%, 2/3/11	94,977
26,360	USAA Auto Owner Trust, Class A3, Series 2004-3, 3.16%, 2/17/09	26,237
39,313	USAA Auto Owner Trust, Class A3, Series 2005-1, 3.90%, 7/15/09	39,079
100,000	USAA Auto Owner Trust, Class A3, Series 2004-2, 3.58%, 2/15/11	99,082
170,000	USB Capital IX, 6.19%, 4/15/49	174,309
35,809	Volkswagen Auto Lease Trust, Class A3, Series 2005-A, 3.82%, 5/20/08	35,689
13,048	Wachovia Auto Owner Trust, Class A3, Series 2004-B, 2.91%, 4/20/09	12,946
37,063	Wachovia Auto Owner Trust, Class A3, Series 2005-A, 4.06%, 9/21/09	36,823
150,000	Wachovia Auto Owner Trust, Class A3, Series 2005-B, 4.79%, 4/20/10	149,507
345,000	Wachovia Capital Trust III, 5.80%, 3/15/42	349,115

Shares
or
Principal	Security	Fair
Amount	Description	Value
100,000	Washington Mutual Preferred Funding II, 6.67%, 12/15/16 ^	98,140
120,000	Washington Mutual, Inc., 8.25%, 4/1/10	129,640
171,059	World Financial Properties, 6.95%, 9/1/13	179,802
7,375	World Omni Auto Receivables Trust, Class A3, Series 2004-A, 3.29%, 11/12/08	7,359
115,000	Xlliac Global Funding, 4.80%, 8/10/10	113,403

		9,959,215

Health Care (0.5%):
600,000	ImClone Systems, Inc., 1.38%, 5/15/24	556,500
404,000	Manor Care, Inc., 2.13%, 8/1/35	513,080
31,000	Manor Care, Inc., 2.13%, 8/1/35	39,370
55,000	UnitedHealth Group, Inc., 4.13%, 8/15/09	53,901
30,000	WellPoint, Inc., 3.75%, 12/14/07	29,665
35,000	WellPoint, Inc., 4.25%, 12/15/09	34,285

		1,226,801

Industrials (0.1%):
65,000	Burlington North Santa Fe, Inc., 6.13%, 3/15/09	65,927
50,000	LG Electronics, Inc., 5.00%, 6/17/10	49,288
30,000	Norfolk Southern Corp., 7.35%, 5/15/07	30,062
25,000	Raytheon Co., 6.15%, 11/1/08	25,422
14,667	Systems 2001 Asset Trust, 6.66%, 9/15/13	15,460
5,000	Union Pacific Corp., 6.79%, 11/9/07	5,034

		191,193

Integrated Oils (0.1%):
30,000	Centerpoint Energy, Inc., 6.25%, 2/1/37	29,792
105,000	Plains All American Pipeline, 6.70%, 5/15/36 ^	107,441
80,000	Valero Energy Corp., 3.50%, 4/1/09	77,589

		214,822

Materials (0.0%):
60,000	ICI Wilmington, Inc., 4.38%, 12/1/08	59,113

Technology (0.3%):
507,000	Symantec Corp., 0.75%, 6/15/11	543,124
46,000	Symantec Corp., 1.00%, 6/15/13	49,220
130,000	Telecom Italia Capital, 4.00%, 1/15/10	125,597
25,000	Telecom Italia Capital, 4.88%, 10/1/10	24,607

		742,548

Utilities (0.4%):
85,000	Ameren Corp., 4.26%, 5/15/07	84,818
105,000	Arizona Public Service Co., 5.80%, 6/30/14	105,915
15,000	AT&T Corp., 8.00%, 11/15/31, (d)	18,537
80,000	Carolina Power & Light Co., 5.13%, 9/15/13	79,027
110,000	Comcast Cable Communications, Inc., 6.75%, 1/30/11	115,835
35,000	Consolidated Natural Gas, 6.25%, 11/1/11	36,378
10,000	Consumers Energy Corp., 4.00%, 5/15/10	9,649

Shares
or
Principal	Security	Fair
Amount	Description	Value
110,000	France Telecom SA, 8.50%, 3/1/31	142,962
105,000	Ohio Power Co., 6.00%, 6/1/16	108,882
55,000	SBC Communications, Inc., 6.15%, 9/15/34 ^	54,131
15,000	Sprint Capital Corp., 8.75%, 3/15/32	17,693
115,000	Telefonica Europe BV, 8.25%, 9/15/30	137,767

		911,594

Total Corporate Bonds (Cost $15,425,803)		15,624,626

Convertible Bonds (8.1%):
Auto & Transportation (0.3%):
546,000	Ford Motor Co., 4.25%, 12/15/36	601,965

Consumer Discretionary (1.0%):
200,000	Best Buy, 2.25%, 1/15/22 ^	224,000
500,000	Eastman Kodak Co., 3.38%, 10/15/33	499,375
800,000	EMC Corp., 1.75%, 12/1/11	859,000
750,000	Invitrogen Corp., 1.50%, 2/15/24	668,438

		2,250,813

Consumer Staples (0.6%):
200,000	Allied Waste Industries, 4.25%, 4/15/34 ^	189,750
650,000	Beckman Coulter, 2.50%, 12/15/36	684,125
1,300,000	Supervalue, Inc., 0.00%, 11/2/31, (c)	495,625

		1,369,500

Financials (0.5%):
1,127,000	U.S. Bancorp, 3.61%, 2/6/37, (d)	1,115,054

Health Care (2.0%):
300,000	Advanced Medical Optics, Inc., 2.50%, 7/15/24 ^	298,875
800,000	Amgen, Inc., 0.38%, 2/1/13	719,999
308,000	Charles River Laboratories, 2.25%, 6/15/13 ^	346,500
500,000	Edwards Lifesciences Corp., 3.88%, 5/15/33	522,500
525,000	Health Management Association, 4.38%, 8/1/23	565,688
610,000	Medtronic, Inc., 1.25%, 9/15/21 ^	608,475
673,000	Omnicare, Inc., 3.25%, 12/15/35	589,716
722,000	Teva Pharmaceuticals Industries, Ltd., 1.75%, 2/1/26 ^	702,145
700,000	Watson Pharmaceuticals, Inc., 1.75%, 3/15/23	652,750

		5,006,648

Industrials (0.4%):
650,000	3M Co., 2.40%, 11/21/32 ^	584,188
250,000	Halliburton Co., 3.13%, 7/15/23	428,125

		1,012,313

Information Technology (1.2%):
650,000	Electronic Data Systems, Inc., 3.88%, 7/15/23	684,125
461,000	Intel Corp., 2.95%, 12/15/35 ^	398,765
510,000	L-3 Communications Corp., 3.00%, 8/1/35	544,425
525,000	Level 3 Communications, Inc., 6.00%, 3/15/10, 6.00%, 3/15/10 ^	504,000
400,000	Level 3 Communications, Inc., 2.88%, 7/15/10 ^	447,000
154,000	Level 3 Communications, Inc., 3.50%, 6/15/12 ^	200,970

		2,779,285

Shares
or
Principal	Security	Fair
Amount	Description	Value
Materials (0.2%):
500,000	Sealed Air Corp., 3.00%, 6/30/33 ^	506,250

Technology (1.2%):
1,195,000	Amazon.com, Inc., 4.75%, 2/1/09	1,186,037
520,000	JDS Uniphase, 5.62%, 11/15/10, (c)	477,750
400,000	JDS Uniphase, 1.00%, 5/15/26	336,000
420,000	Juniper Networks, 0.00%, 6/15/08, (c) ^	463,050
512,000	Xilinx, Inc., 3.13%, 3/15/37 ^	510,080

		2,972,917

Telecommunication Services (0.2%):
450,000	Amdocs, Ltd., 0.50%, 3/15/24 ^	451,125

Utilities (0.5%):
1,000,000	Nortel Networks Corp., 4.25%, 9/1/08 ^	987,500
38,000	PG&E Corp., 9.50%, 6/30/10	131,765

		1,119,265

Total Convertible Bonds (Cost $18,711,852)		19,185,135

Preferred Stock (3.3%):
Auto & Transportation (0.3%):
21,700	Ford Capital Trust II	775,775

Consumer Discretionary (0.4%):
200	Interpublic Group of Cos., Inc.	225,500
7,700	Newell Financial Trust I	376,338
5,100	Tribune Co. ^	344,250

		946,088

Financial Services (1.0%):
10,000	Conseco, Inc. ^	237,500
8	Fannie Mae	802,406
9,000	Lazard, Ltd.	393,480
15,000	Sovereign Capital Trust IV	742,500
9,300	XL Capital, Ltd.	241,614

		2,417,500

Health Care (0.5%):
310	Healthsouth Corp.	339,489
13,000	Schering-Plough Corp. ^	765,049

		1,104,538

Other Energy (0.4%):
300	El Paso Corp.	380,363
12,000	El Paso Energy Capital Trust I ^	480,000

		860,363

Technology (0.4%):
900	Lucent Technologies Capital Trust I	931,838

Utilities (0.3%):
20,000	Centerpointe Energy, Inc.	736,480

Total Preferred Stock (Cost $7,266,713)		7,772,582

U.S. Government Agency Mortgages (0.4%):
Federal Home Loan Mortgage Corporation (0.0%):
3,106	11.00%, 9/1/15, Pool #170141	3,377
6,335	10.00%, 9/1/17, Pool #555283	6,679
7,629	10.50%, 11/1/17, Pool #360016	8,469

		18,525

Federal National Conventional Loan (0.4%):
2,927	10.50%, 12/1/16, Pool #124783	3,131
788	7.50%, 7/1/30, Pool #541844	824
7,196	7.50%, 9/1/30, Pool #190308	7,532

Shares
or
Principal	Security	Fair
Amount	Description	Value
6,553	7.50%, 12/1/30, Pool #541493	6,859
6,431	7.50%, 2/1/31, Pool #253643	6,731
69,984	7.00%, 7/1/31, Pool #581846	72,934
1,050	8.00%, 7/1/31, Pool #253905	1,110
179,058	7.00%, 4/1/32, Pool #581846	186,592
5,492	8.00%, 5/1/32, Pool #645398	5,804
72,867	6.50%, 7/1/32, Pool #254378	74,916
51,888	7.00%, 10/1/32, Pool #846419	54,076
31,668	7.00%, 10/1/34, Pool #849807	32,865
234,942	7.00%, 11/1/34, Pool #735483	243,822
100,000	7.00%, 5/1/37, May TBA	103,031

		800,227

Government National Mortgage Association (0.0%):
6,801	10.00%, 10/15/21, Pool #780488	7,561
7,888	10.50%, 4/15/25, Pool #780127	8,787

		16,348

Total U.S. Government Agency Mortgages (Cost $840,684)		835,100

U.S. Government Agency Securities (8.6%):
Federal Home Loan Bank — Discount Note (8.5%):
20,000,000	5.00%, 4/2/07 (b)	19,997,223

Federal National Mortgage Association (0.1%):
350,000	6.63%, 10/15/07	352,494

Total U.S. Government Agency Securities (Cost $20,353,083)		20,349,717

U.S. Treasury Obligations (12.2%):
U.S. Treasury Bonds (2.1%):
1,050,000	8.13%, 8/15/19 ^	1,371,235
1,000,000	7.63%, 2/15/25	1,317,969
905,000	6.38%, 8/15/27 ^	1,071,859
935,000	6.13%, 8/15/29 ^	1,087,449

		4,848,512

U.S. Treasury Notes (10.1%):
1,150,000	4.63%, 3/31/08 ^	1,146,946
1,000,000	3.75%, 5/15/08 ^	988,086
1,150,000	4.88%, 5/31/08	1,150,539
800,000	5.13%, 6/30/08 ^	802,875
1,250,000	4.75%, 11/15/08 ^	1,250,586
1,250,000	3.25%, 1/15/09 ^	1,219,971
1,900,000	4.88%, 5/15/09 ^	1,910,243
1,250,000	6.00%, 8/15/09 ^	1,289,014
1,100,000	5.75%, 8/15/10 ^	1,141,465
1,350,000	4.50%, 2/28/11 ^	1,348,155
3,285,000	4.25%, 8/15/13	3,228,925
5,150,000	4.25%, 11/15/13 ^	5,053,237
1,400,000	4.00%, 2/15/14 ^	1,350,563
400,000	4.25%, 11/15/14	390,500
1,150,000	8.13%, 8/15/21 ^	1,530,398
80,000	6.50%, 11/15/26 ^	95,712

		23,897,215

Total U.S. Treasury Obligations (Cost $28,807,340)		28,745,727

Investment Company (0.4%):
66,900	iShares MSCI Japan Index Fund	977,409

Total Investment Company (Cost $976,321)		977,409

Collateral for Securities on Loan (16.1%):
38,031,891	Northern Trust Liquid Institutional	38,031,891

	Asset Portfolio

Total Collateral for Securities on Loan (Cost $38,031,891)		38,031,891

Shares
or
Principal	Security	Fair
Amount	Description	Value
Deposit Account (0.0%):
70,398	NTRS London Deposit Account	70,398

Total Deposit Account (Cost $70,398)		70,398

Total Investments (Cost $263,574,379) (a) - 120.8%		285,056,241
Net other assets (liabilities) - (20.8)%		(49,133,674)

NET ASSETS - 100.0%		$235,922,567

Percentages indicated are based on net assets of $235,922,567.

*	Non-income producing security.

^	All or a portion of security is loaned as of March 31, 2007.

ADR – American Depositary Receipt.

TBA – To be announced. Represents 0.04% of Net Assets of the fund at March 31, 2007.

(a)	Cost for federal income tax purposes is $263,919,525. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$24,303,571
Unrealized depreciation	(3,166,855)

Net unrealized appreciation	$21,136,716

(b)	The rate presented represents the effective yield at March 31, 2007.

(c)	Zero Coupon Bond.

(d)	Variable rate security. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at March 31, 2007.

The following represents the concentrations by country as of March 31, 2007 based upon the total fair value of investments.

Country	Percentage
United States	86.6%
Germany	2.9%
United Kingdom	2.5%
Bermuda	1.5%
Netherlands	1.3%
France	1.3%
Switzerland	1.1%
Netherlands Antilles	0.8%
Cayman Islands	0.6%
Japan	0.5%
Canada	0.5%
Israel	0.3%
Luxembourg	0.1%
Australia	0.0%
Korea	0.0%

100.0%

See notes to schedules of portfolio investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Global Franchise Fund
Schedule of Portfolio Investments	March 31, 2007
(Unaudited)

	Security	Fair
Shares	Description	Value
Common Stocks (96.3%):
Chemicals (0.2%):
6,083	Henkel KGaA	$900,077

Consumer Discretionary (19.7%):
313,970	Career Education Corp. *	9,576,085
158,661	Harley-Davidson, Inc.	9,321,334
368,000	Kao Corp.	10,743,055
303,159	New York Times Co., Class A	7,127,268
559,773	Reed Elsevier NV	9,910,551
343,266	SMG plc	429,162
232,016	Torstar Corp., Class B	3,962,082
2,422	Weight Watchers International, Inc.	111,630
599,097	Wolters Kluwer CVA NV	17,987,748
1,050,379	WPP Group plc	15,939,197

		85,108,112

Consumer Staples (58.3%):
277,475	Altadis SA	17,695,580
223,598	Altria Group, Inc.	19,634,140
1,077,607	British American Tobacco plc	33,640,843
108,829	Brown-Forman Corp., Class B	7,134,829
2,276,655	Cadbury Schweppes plc	29,266,916
520,029	Diageo plc	10,544,194
134,511	Fortune Brands, Inc.	10,602,157
66,005	Groupe Danone	10,803,275
437,184	Imperial Tobacco Group plc	19,616,506
222,134	Kellogg Co.	11,424,352
157,296	Kimberly-Clark Corp.	10,773,203
27,425	Nestle SA, Registered Shares	10,665,429
54,331	Pernod-Ricard SA	11,032,036
407,004	Reckitt Benckiser plc	21,208,005
831,852	Swedish Match AB	14,886,496
447,022	Unilever plc	13,485,538

		252,413,499

Health Care (11.9%):
470,125	GlaxoSmithKline plc	12,961,678
176,178	Novartis AG, Registered Shares	9,954,780
660,978	Pfizer, Inc.	16,696,304
135,667	Sanofi-Aventis	11,812,045

		51,424,807

Industrials (3.8%):
290,033	Kone Oyj, B Shares	16,605,565

Materials (2.4%):
234,084	Scotts Miracle-Gro Co., Class A	10,306,719

Total Common Stocks (Cost $322,287,042)		416,758,779

Deposit Account (7.0%):
30,522,234	NTRS London Deposit Account	30,522,234

Total Deposit Account (Cost $30,522,234)		30,522,234

Collateral for Securities on Loan (2.3%):
10,030,000	Allianz Dresdner Daily Asset Fund	10,030,000

Total Collateral for Securities on Loan (Cost $10,030,000)		10,030,000

	Security	Fair
Shares	Description	Value
Total Investments (Cost $362,839,276) (a) - 105.6%		457,311,013
Net other assets (liabilities) — (5.6)%		(24,336,263)

NET ASSETS - 100.0%		$432,974,750

Percentages indicated are based on net assets of $432,974,750.

^	All or a portion of security is loaned as of March 31, 2007.
(a) Cost for federal income tax purposes is $363,194,782. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$99,327,327
Unrealized depreciation	(5,211,096)

Net unrealized appreciation	$94,116,231

FORWARD CROSS-CURRENCY EXCHANGE CONTRACT

				Unrealized
	Delivery			Appreciation/
	Date	Contract Amount	Fair Value	Depreciation
Short
Receive US Dollars in exchange for (30,920,000) British Pounds	04/24/07	$61,031,596	$60,834,766	$196,830
Long
Deliver US Dollars in exchange for 1,209,572 British Pounds	04/02/07	$2,376,688	$2,379,969	$3,281
Deliver US Dollars in exchange for 2,953,543 British Pounds	04/03/07	$5,783,039	$5,811,385	$28,346
Deliver US Dollars in exchange for 2,953,543 British Pounds	04/03/07	$5,783,039	$5,811,385	$28,346
Deliver US Dollars in exchange for 2,293,789 Euro Dollars	04/03/07	$3,054,410	$3,064,183	$9,773

Deliver US Dollars in exchange for 2,293,789 Euro Dollars	04/03/07	$3,054,410	$3,064,183	$9,773
Deliver US Dollars in exchange for 74,157,964 Japanese Yen	04/03/07	$628,085	$629,695	$1,610
Deliver US Dollars in exchange for 74,157,964 Japanese Yen	04/03/07	$628,085	$629,695	$1,610
Deliver US Dollars in exchange for 792,166 Swedish Krone	04/03/07	$112,892	$113,501	$609
Deliver US Dollars in exchange for 792,166 Swedish Krone	04/03/07	$112,892	$113,501	$609
Deliver US Dollars in exchange for 399,267 Swiss Franc	04/03/07	$327,189	$328,754	$1,565
Deliver US Dollars in exchange for 399,267 Swiss Franc	04/03/07	$327,189	$328,754	$1,565
     The following represents the concentrations by country as of March 31, 2007 based upon the total fair value of investments.

Country	Percentage
United Kingdom	35.1%
United States	32.0%
France	7.5%
Netherlands	6.2%
Switzerland	4.6%
Finland	3.7%
Sweden	3.3%
Spain	4.0%
Japan	2.4%
Germany	0.2%
Canada	0.9%

100.0%

See notes to schedules of portfolio investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Global Real Estate Fund
Schedule of Portfolio Investments	March 31, 2007
(Unaudited)

	Security	Fair
Shares	Description	Value
Common Stocks (95.7%):
Consumer Discretionary (1.4%):
67,325	Hilton Hotels Corp. ^	$2,421,007
Diversified REIT’s (9.7%):
125,265	British Land Co. plc	3,772,672
7,135	Colonial Properties Trust ^	325,855
583,359	DB RREEF Trust ^	813,472
682	Fonciere des Regions	127,638
3,151	Gecina SA	586,819
325,850	GPT Group	1,299,073
29,680	Liberty Property Trust ^	1,446,010
128,750	Mirvac Group ^	543,580
25	MORI TRUST Sogo Reit, Inc. ^	327,457
7,600	Nomura Real Estate Office Fund, Inc.	259,779
298,647	Stockland Trust Group ^	1,966,629
8,312	Unibail	2,524,061
20,025	Vornado Realty Trust	2,389,784
2,861	Wereldhave N.V. ^	440,918
		16,823,747
Health Care Facilities (0.2%):
9,360	Assisted Living Concepts Inc. * ^	110,448
2,100	Manor Care, Inc. ^	114,156
27,240	Tenet Healthcare Corp. * ^	175,153
		399,757
Homebuilding (0.1%):
7,126	Brookfield Homes Corp. ^	228,745
Hotels, Resorts & Cruise Lines (2.7%):
3,310	Gaylord Entertainment Co. * ^	175,000
104,000	Mandarin Oriental International, Ltd.	204,880
9,750	Morgans Hotel Group * ^	204,848
64,005	Starwood Hotels & Resorts Worldwide, Inc.	4,150,723
		4,735,451
Industrial REIT’s (4.3%):
30,905	AMB Property Corp.	1,816,904
93,124	Brixton plc	933,581
305,900	Cambridge Industrial Trust	165,313
1,000	DCT Industrial Trust, Inc. ^	11,830
232,190	Macquarie Goodman Group ^	1,306,064
422,200	Macquarie Prologis Trust ^	428,372
15,900	ProLogis	1,032,387
111,025	Slough Estates plc	1,715,941
		7,410,392
Office REIT’s (7.9%):
27,984	Boston Properties, Inc. ^	3,285,322
50,917	Brandywine Realty Trust ^	1,701,137
323,100	Capitacommerical Trust	587,750
962,000	Champion Real Estate Investment Trust *	545,252
51,431	Great Portland Estates plc	786,128
15,943	Highwood Properties, Inc.	629,589
70,100	Investa Property Group	137,499
102,000	K-REIT Asia	212,895
3,015	Kilroy Realty Corp. ^	222,356
36,625	Mack-Cali Realty Corp.	1,744,449

	Security	Fair
Shares	Description	Value
1,450	Maguire Properties, Inc. ^	51,562
109	Nippon Building Fund, Inc.	1,806,339
58	Nippon Commercial Investment Corp. *	315,656
50	Nomura Real Estate Office Fund, Inc.	634,128
3,699	Parkway Properties, Inc. ^	193,273
3,150	SL Green Realty Corp. ^	432,117
2,053	Societe Immobiliere de Locationpour l’Industrie et le Commerce	369,704

		13,655,156

Real Estate Investment Trusts (0.2%):
105,000	CDL Hospitality Trusts	137,756
85,837	Insight Foundation Property Trust Ltd.	228,517

		366,273

Real Estate Management & Development (33.3%):
15,711	Aedes S.p.A.	139,749
2,400	Aeon Mall Co., Ltd. ^	69,870
660	Allreal Holding AG	84,219
294,000	Ascott Group, Ltd.	331,444
463,340	Beni Stabili S.p.A.	774,394
87,153	Brookfield Properties Corp.	3,512,266
24,769	Capital & Regional plc	751,660
286,000	Capitaland, Ltd.	1,508,307
25,663	Castellum AB	372,006
486,000	China Overseas Land & Investment, Ltd. ^	606,803
8,674	Conwert Immobilien Invest AG *	191,157
8,674	Conwert Immobilien Invest AG Rights	0
25,400	Daibiru Corp.	359,175
15,805	Derwent Valley Holdings plc	674,138
4,735	Fabege AB	119,291
4,735	Fabege Redemption Rights *	3,650
14,555	Forest City Enterprises, Inc. ^	963,250
4,880	Goldcrest Co., Ltd.	266,916
28,851	Grainger Trust plc	365,346
321,000	Hang Lung Properties, Ltd.	894,065
320,000	Henderson Land Development Co., Ltd.	1,861,785
669,000	Hongkong Land Holdings, Ltd. ^	3,101,591
90,085	Hufvudstaden AB	1,034,135
343,000	Hysan Development Co., Ltd. ^	928,288
23,973	Immoeast Immobilien Anlagen AG *	359,115
62,991	Immofinanz Immobilien Anlagen AG *	1,010,647
5,255	IVG Immobilien AG ^	251,054
158	K.K. DaVinci Advisors * ^	169,352
73,000	Keppel Land, Ltd.	452,326
60,000	Kerry Properties, Ltd. ^	307,162
94,622	Minerva plc *	709,023
226,000	Mitsubishi Estate Co., Ltd.	7,410,798
206,000	Mitsui Fudosan Co., Ltd.	5,992,025
865,000	New World Development Co., Ltd. ^	1,960,174
519	NTT Urban Development Corp.	1,203,637
13,531	PSP Swiss Property AG *	824,645
40,736	Quintain Estates & Development plc	719,107
38,636	Risanamento S.p.A.	405,086
38,775	Shaftesbury plc	577,792
162,500	Shui On Land, Ltd. * ^	133,891
29,000	Singapore Land, Ltd.	201,255
212,000	Sino Land Co., Ltd.	455,955
23,164	Sponda Oyj	401,594
135,000	Sumitomo Realty & Development Co.	5,113,387

	Security	Fair
Shares	Description	Value
379,000	Sun Hung Kai Properties, Ltd.	4,383,276
60,000	Swire Pacific, Ltd.	674,158
48,000	Tokyo Tatemono Co., Ltd.	715,410
78,000	Tokyu Land Corp.	879,821
64,656	Unite Group plc	661,126
811,000	United Industrial Corp., Ltd.	1,541,058
40,000	UOL Group, Ltd.	134,471
96,000	Wharf Holdings, Ltd.	354,888
266,000	Wheelock Properties, Ltd.	568,658

		57,484,396

Residential REIT’s (9.1%):
5,785	American Campus Communities, Inc. ^	175,228
52,640	Archstone-Smith Trust	2,857,298
21,645	AvalonBay Communities, Inc.	2,813,850
29	BLife Investment Corp. *	172,174
26,959	BRE Properties, Inc.	1,702,461
2,280	Camden Property Trust	160,307
9,675	Equity Lifestyle Properties, Inc. ^	522,547
99,241	Equity Residential	4,786,392
8,443	Essex Property Trust, Inc. ^	1,093,200
11,520	GMH Communities Trust ^	115,085
5,445	Mid-America Apartment Communities, Inc. ^	306,336
22,101	Post Properties, Inc. ^	1,010,679

		15,715,557

Retail REIT’s (20.7%):
10,995	Acadia Realty Trust ^	286,640
216,000	CapitaMall Trust	530,724
103,100	CapitaRetail China Trust *	211,659
9,920	Cedarshopping Centers, Inc. ^	160,704
86,605	Centro Properties Group ^	608,088
383,635	CFS Retail Property Trust	685,905
4,405	Corio N.V.	400,848
2,490	Equity One, Inc. ^	65,985
9,159	Eurocommercial Properties NV	539,090
23,910	Federal Realty Investment Trust	2,166,724
35,140	General Growth Properties, Inc. ^	2,268,990
50,398	Hammerson plc	1,721,232
495	Kimco Realty Corp.	24,126
3,204	Klepierre	621,511
103,770	Land Securities Group plc	4,376,068
79,298	Liberty International plc	1,949,385
199,700	Macquarie CountryWide Trust ^	334,145
871,000	Macquarie MEAG Prime	689,720
22,510	Regency Centers Corp.	1,880,711
5,416	Rodamco Europe NV	753,860
56,720	Simon Property Group, Inc.	6,310,099
389,000	Suntec Real Estate Investment Trust	507,828
7,065	Taubman Centers, Inc.	409,699
23,441	The Macerich Co.	2,165,011
373,056	Westfield Group ^	6,200,077

		35,868,829

Specialized REIT’s (6.1%):
390	Cogdell Spencer, Inc. ^	8,217
23,540	Health Care Property Investors ^	848,146
10,908	Hersha Hospitality Trust ^	128,496
136,140	Host Hotels & Resorts, Inc. ^	3,581,843
70	Japan Hotel and Resort, Inc.	416,442
210	LaSalle Hotel Properties	9,736
35,118	Legacy Hotels Real Estate Investment Trust	412,276
15,747	Plum Creek Timber Co., Inc.	620,747
20,833	Public Storage, Inc.	1,972,260
19,245	Senior Housing Properties Trust ^	459,956

	Security	Fair
Shares	Description	Value
1,075	Sovran Self Storage, Inc. ^	59,566
45,917	Strategic Hotels & Resorts, Inc. ^	1,050,122
33,770	Sunrise Senior Living Real Estate Investment Trust	492,711
15,936	Sunstone Hotel Investors, Inc. ^	434,415

		10,494,933

Total Common Stocks (Cost $141,177,962)		165,604,243

Investment Company (0.3%):
24,898	Prologis European Properties	516,474

Total Investment Company (Cost $466,910)		516,474

Collateral for Securities on Loan (20.1%):
34,720,577	Northern Trust Liquid Institutional Asset Portfolio	34,720,577

Total Collateral for Securities on Loan (Cost $34,720,577)		34,720,577

Deposit Account (3.5%):
5,975,658	NTRS London Deposit Account	5,975,658

Total Deposit Account (Cost $5,975,658)		5,975,658

Total Investments (Cost $182,341,107) (a) — 119.6%		206,816,952
Net other assets (liabilities) — (19.6)%		(33,863,964)

NET ASSETS — 100.0%		$172,952,988

Percentages indicated are based on net assets of $172,952,988.

REIT – Real Estate Investment Trust.

*	Non-income producing security.

^	All or a portion of security is loaned as of March 31, 2007.
(a)	Cost for federal income tax purposes is $183,320,583. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$26,101,941
Unrealized depreciation	(2,605,572)

Net unrealized appreciation	$23,496,369

As of March 31, 2007, the fund’s foreign currency exchange contracts were as follows:

			Unrealized
	Delivery	Contract	Fair	Appreciation/
	Date	Amount	Value	Depreciation
Short
Receive US Dollars in exchange for 4,880 Singapore Dollars	04/02/07	$3,216	$3,218	($2)

Long
Delivered US Dollars in exchange for 472 Singapore Dollars	04/03/07	$625	$623	$2
Delivered US Dollars in exchange for 192,638 Australia Dollars	04/03/07	$155,517	$155,811	$294
Delivered US Dollars in exchange for 55,265 Euro	04/02/07	$73,644	$73,818	$174
Delivered US Dollars in exchange For 14,256,456 Hong Kong Dollars	04/02/07	$99,929	$99,938	$9
Deliver US Dollars in exchange For 22,547,505 Japanese Yen	04/02/07	$192,164	$191,373	($791)
Deliver US Dollars in exchange For 14,631,982 Japanese Yen	04/03/07	$124,485	$124,244	($241)
The following represents the concentrations by country as of March 31, 2007 based upon the total fair value of investments.

Country	Percentage
United States	40.9%
Japan	15.2%
United Kingdom	11.6%

Country	Percentage
Australia	9.2%
Hong Kong	7.6%
Singapore	6.3%
Canada	2.6%
France	2.5%
Netherlands	1.2%
Sweden	0.9%
Italy	0.8%
Switzerland	0.5%
Luxembourg	0.3%
Finland	0.2%
Germany	0.2%

100.0%

See notes to schedules of portfolio investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Growth and Income Fund
Schedule of Portfolio Investments	March 31, 2007
(Unaudited)

Shares
or
Principal	Security	Fair
Amount	Description	Value
Common Stocks (96.4%):
Auto & Transportation (1.2%):
233,020	Ford Motor Co. ^	$1,838,528
76,120	Honda Motor Co., Ltd., ADR ^	2,654,304

		4,492,832

Consumer Discretionary (9.4%):
68,340	Amazon.com, Inc. *	2,719,249
41,459	Clear Channel Communications, Inc.	1,452,723
94,410	Comcast Corp., Class A *	2,449,940
102,890	Home Depot, Inc.	3,780,179
46,520	McDonald’s Corp.	2,095,726
35,740	Office Depot, Inc. *	1,255,904
482,580	Time Warner, Inc.	9,516,477
167,950	Viacom Inc., Class B *	6,904,424
130,220	Yahoo!, Inc. *	4,074,584

		34,249,206

Consumer Staples (11.0%):
68,270	Altria Group, Inc.	5,994,789
98,920	Cadbury Schweppes plc, ADR	5,081,520
131,940	Coca-Cola Co.	6,333,119
54,790	ConAgra Foods, Inc.	1,364,819
27,100	Kimberly-Clark Corp.	1,856,079
76,950	Kraft Foods, Inc., Class A ^	2,436,237
63,310	Procter & Gamble Co.	3,998,660
108,900	Rite Aid Corp. *	628,353
25,330	SuperValu, Inc.	989,643
174,300	Unilever NV, New York Shares, ADR	5,093,046
129,810	Wal-Mart Stores, Inc.	6,094,580

		39,870,845

Financial Services (24.6%):
91,080	Aegon NV	1,816,135
91,602	Bank of America Corp.	4,673,534
289,160	Charles Schwab Corp.	5,288,736
103,950	Chubb Corp.	5,371,097
22,390	CIGNA Corp.	3,194,157
220,540	Citigroup, Inc.	11,322,524
80,900	Fifth Third Bancorp ^	3,130,021
127,680	Freddie Mac	7,595,683
4,020	Goldman Sachs Group, Inc.	830,653
24,640	H&R Block, Inc.	518,426
40,860	Hartford Financial Services Group, Inc.	3,905,399
268,546	J.P. Morgan Chase & Co.	12,992,254
282,740	Marsh & McLennan Cos., Inc.	8,281,455
83,020	Merrill Lynch & Co., Inc.	6,780,243
49,450	PNC Financial Services Group	3,558,917
126,378	Travelers Cos., Inc.	6,542,589
46,390	XL Capital, Ltd., Class A	3,245,444

		89,047,267

Health Care (15.9%):
162,960	Abbott Laboratories	9,093,168
154,030	Boston Scientific Corp. *	2,239,596
269,440	Bristol-Myers Squibb Co.	7,479,654
142,890	Eli Lilly & Co.	7,674,622

Shares
or
Principal	Security	Fair
Amount	Description	Value
45,690	GlaxoSmithKline plc, ADR ^	2,524,829
181,660	Pfizer, Inc.	4,588,732
71,040	Roche Holding AG, ADR	6,255,569
32,800	Sanofi-Aventis, ADR ^	1,427,128
388,440	Schering-Plough Corp.	9,909,105
118,850	Wyeth	5,946,066

		57,138,469

Industrials (2.6%):
269,810	General Electric Co.	9,540,482

Integrated Oils (4.5%):
82,848	ConocoPhillips	5,662,661
48,342	Exxon Mobil Corp.	3,647,404
24,240	Occidental Petroleum Corp.	1,195,274
86,020	Royal Dutch Shell plc, ADR	5,703,126

		16,208,465

Materials (1.1%):
84,310	E.I. du Pont de Nemours & Co.	4,167,443

Materials & Processing (4.4%):
185,950	Bayer AG, ADR ^	11,895,222
98,080	Newmont Mining Corp.	4,118,379

		16,013,601

Other Energy (1.7%):
62,780	Schlumberger, Ltd.	4,338,098
65,730	Williams Cos., Inc. (The)	1,870,676

		6,208,774

Producer Durables (6.4%):
50,630	Applera Corp.	1,497,129
22,300	Ingersoll-Rand Co., Ltd., Class A ^	967,151
25,240	Northrop Grumman Corp.	1,873,313
85,820	Raytheon Co.	4,502,117
67,070	Siemens AG, ADR ^	7,189,904
224,660	Tyco International, Ltd.	7,088,023

		23,117,637

Technology (4.4%):
243,080	Alcatel-Lucent, ADR ^	2,873,206
36,704	Embarq Corp.	2,068,270
33,210	Hewlett-Packard Co.	1,333,049
120,050	Intel Corp.	2,296,557
192,690	Micron Technology, Inc. *	2,327,695
302,950	Symantec Corp. *	5,241,035

		16,139,812

Telecommunication Services (3.8%):
273,226	Sprint Nextel Corp.	5,180,365
228,570	Verizon Communications, Inc.	8,667,374

		13,847,739

Utilities (5.4%):
92,790	American Electric Power Co., Inc.	4,523,513
70,210	Entergy Corp.	7,366,433
72,600	FirstEnergy Corp.	4,809,024
105,130	France Telecom SA, ADR ^	2,775,432

		19,474,402

Total Common Stocks (Cost $286,201,631)		349,516,974

Collateral for Securities on Loan (8.8%):
31,964,032	Northern Trust Liquid Institutional Asset Portfolio	31,964,032

Total Collateral for Securities on Loan (Cost $31,964,032)		31,964,032

U.S. Government Agency Securities (3.3%):
Federal Home Loan Bank — Discount Note (3.3%):
11,900,000	5.00%, 4/2/07 (b)	11,898,357

Total U.S. Government Agency Securities (Cost $11,898,357)		11,898,357

Shares
or
Principal	Security	Fair
Amount	Description	Value
Investment Company (0.6%):
146,890	iShares MSCI Japan Index Fund	2,146,063

Total Investment Company (Cost $2,143,292)		2,146,063

Deposit Account (0.0%):
80,058	NTRS London Deposit Account	80,058

Total Deposit Account (Cost $80,058)		80,058

Total Investments (Cost $332,287,370) (a) — 109.1%		395,605,484
Net other assets (liabilities) — (9.1)%		(32,846,782)

NET ASSETS — 100.0%		$362,758,702

Percentages indicated are based on net assets of $362,758,702.

*	Non-income producing security.
^	All or a portion of security is loaned as of March 31, 2007.

ADR — American Depositary Receipt.
(a)	Cost for federal income tax purposes is $333,524,083. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$68,106,580
Unrealized depreciation	(6,025,179)

Net unrealized appreciation	$62,081,401

(a) The rate presented represents the effective yield at March 31, 2007.

The following represents the concentrations by country as of March 31, 2007 based upon the total fair value of investments.

Country	Percentage
United States	80.4%
Germany	5.3%
United Kingdom	3.7%
Netherlands	3.1%
Bermuda	2.2%
France	2.0%
Switzerland	1.7%
Cayman Islands	0.9%
Japan	0.7%

100.0%

See notes to schedules of portfolio investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Mid Cap Growth Fund
Schedule of Portfolio Investments	March 31, 2007
(Unaudited)

Shares
or
Principal	Security	Fair
Amount	Description	Value
Common Stocks (98.6%):
Consumer Discretionary (37.5%):
124,412	Abercrombie & Fitch Co. ^	$9,415,500
503,219	Aeroplan Income Fund	8,501,794
240,678	Amazon.com, Inc. * ^	9,576,578
107,316	Apollo Group, Inc., Class A * ^	4,711,172
49,691	AutoZone, Inc. *	6,367,405
89,969	Choice Hotels International, Inc. ^	3,187,602
83,845	Desarrolladora Homex S.A. de C.V., ADR * ^	4,858,818
145,694	Expedia, Inc. * ^	3,377,187
46,725	Focus Media Holding, Ltd. * ^	3,666,044
362,271	Grupo Televisa SA, GDR ^	10,795,675
96,294	Hilton Hotels Corp. ^	3,462,732
258,306	Intercontinental Hotels Group plc, ADR ^	6,387,907
41,921	ITT Educational Services, Inc. *	3,416,142
74,024	Lamar Advertising Co.	4,661,291
1,984,000	Li & Fung, Ltd.	6,264,200
6,586	NVR, Inc. * ^	4,379,690
91,858	PETsMART, Inc. ^	3,027,640
121,810	Urban Outfitters, Inc. * ^	3,229,183
66,175	Weight Watchers International, Inc. ^	3,050,006
242,459	Wendy’s International, Inc. ^	7,588,967
96,379	Wynn Resorts, Ltd. ^	9,142,512

		119,068,045

Energy (7.2%):
207,760	Southwestern Energy Co. * ^	8,514,005
270,481	Ultra Petroleum Corp. * ^	14,370,655

		22,884,660

Financials (10.5%):
12,164	Allegheny Corp. * ^	4,544,284
111,411	Brown & Brown, Inc. ^	3,010,325
189,800	Calamos Asset Management, Inc., Class A ^	4,236,336
33,279	Forest City Enterprises, Inc. ^	2,202,404
13,437	Fortress Investment Group Llc ^	385,373
300,868	Janus Capital Group, Inc. ^	6,291,150
163,646	Leucadia National Corp. ^	4,814,465
103,058	People’s Bank ^	4,575,775
58,902	St. Joe Co. ^	3,081,164

		33,141,276

Health Care (5.1%):
197,955	Dade Behring Holdings, Inc. ^	8,680,327
129,682	Techne Corp. * ^	7,404,842

		16,085,169

Industrials (17.3%):
200,588	C.H. Robinson Worldwide, Inc.	9,578,077
151,545	ChoicePoint, Inc. * ^	5,672,329
154,784	Corporate Executive Board Co. ^	11,757,393
185,437	Expeditors International of Washington, Inc.	7,662,257
194,847	Monster Worldwide, Inc. *	9,229,902
147,192	Pentair, Inc. ^	4,586,503
77,598	Stericycle, Inc. * ^	6,324,237

		54,810,698

Shares
or
Principal	Security	Fair
Amount	Description	Value
Information Technology (9.9%):
36,211	Baidu.com, Inc. * ^	3,496,172
54,759	Equinix, Inc. * ^	4,689,013
277,551	Iron Mountain, Inc. * ^	7,252,407
21,698	NHN Corp. *	3,161,471
115,993	Salesforce.com, Inc. * ^	4,966,820
1,123,000	Tencent Holdings, Ltd. ^	3,643,445
100,644	Tessera Technologies, Inc. * ^	3,999,593

		31,208,921

Materials (4.8%):
74,197	Cabot Corp. ^	3,541,423
67,260	Chaparral Steel Co. ^	3,912,514
96,644	MeadWestvaco Corp.	2,980,501
61,005	Texas Industries, Inc. ^	4,607,708

		15,042,146

Telecommunication Services (5.3%):
189,639	Crown Castle International Corp. * ^	6,093,101
143,435	NII Holdings, Inc. * ^	10,640,008

		16,733,109

Utilities (1.0%):
36,484	Questar Corp. ^	3,254,738

Total Common Stocks (Cost $270,912,620)		312,228,762

Collateral for Securities on Loan (38.2%):
121,019,140	Northern Trust Liquid Institutional Asset Portfolio	121,019,140

Total Collateral for Securities on Loan (Cost $121,019,140)		121,019,140

U.S. Government Agency Securities (2.4%):
Federal Home Loan Bank — Discount Note (2.4%):
7,450,000	5.00%, 4/2/07 (b)	7,448,965

Total U.S. Government Agency Securities (Cost $7,448,965)		7,448,965

Deposit Account (0.0%):
47,500	NTRS London Deposit Account	47,500

Total Deposit Account (Cost $47,500)		47,500

Total Investments (Cost $399,428,225) (a) — 139.2%		440,744,367
Net other assets (liabilities) — (39.2)%		(124,208,603)

NET ASSETS — 100.0%		$316,535,764

Percentages indicated are based on net assets of $316,535,764.

*	Non-income producing security.

^	All or a portion of security is loaned as of March 31, 2007.

ADR — American Depositary Receipt
(a)	Cost for federal income tax purposes is $399,832,524. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$51,257,381
Unrealized depreciation	(10,345,538)

Net unrealized appreciation	$40,911,843

(b)	The rate presented represents the effective yield at March 31, 2007.
The following represents the concentrations by country as of March 31, 2007 based upon the total fair value of investments.

Country	Percentage
United States	79.6%
Canada	7.2%
Mexico	4.9%
Hong Kong	3.1%
Cayman Islands	2.2%
United Kingdom	2.0%
Korea	1.0%

100.0%

See notes to schedules of portfolio investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Strategic Growth Fund
Schedule of Portfolio Investments
(Unaudited)	March 31, 2007

Shares
or
Principal	Security	Fair
Amount	Description	Value
Common Stocks (93.3%):
Auto & Transportation (0.3%):
3,600	Toyota Motor Corp., SP ADR	$461,376

Consumer Discretionary (18.4%):
41,000	Accenture, Ltd., Class A	1,580,140
26,925	American Eagle Outfitters, Inc.	807,481
50,300	Coach, Inc. *	2,517,514
86,125	Comcast Corp., Class A *	2,234,944
38,850	Hilton Hotels Corp.	1,397,046
20,300	International Game Technology	819,714
39,300	J.C. Penney Company, Inc.	3,228,887
24,150	Kohl's Corp. *	1,850,132
9,350	Las Vegas Sands Corp. *	809,804
39,300	Marriott International, Inc.	1,924,128
58,950	McDonald's Corp.	2,655,697
11,900	MGM Mirage *	827,288
19,350	NIKE, Inc., Class B	2,056,131
15,150	Phillips-Van Heusen Corp.	890,820
14,300	Polo Ralph Lauren Corp.	1,260,545
20,600	Target Corp.	1,220,756
71,300	Walt Disney Co.	2,454,859
52,150	Yahoo!, Inc. *	1,631,774

		30,167,660

Consumer Staples (4.9%):
23,600	Colgate-Palmolive Co.	1,576,244
27,500	PepsiCo, Inc.	1,747,900
27,500	Procter & Gamble Co.	1,736,900
49,100	Safeway, Inc.	1,799,024
25,650	Wal-Mart de Mexico SA de CV, SP ADR ^	1,087,560

		7,947,628

Financial Services (8.0%):
20,100	Barclays plc, ADR ^	1,144,494
9,000	Bear Stearns Cos., Inc.	1,353,150
59,350	CB Richard Ellis Group, Inc., Class A *	2,028,583
90,400	Charles Schwab Corp.	1,653,416
1,400	Chicago Mercantile Exchange Holdings, Inc.	745,444
12,150	Goldman Sachs Group, Inc.	2,510,555
33,400	J.P. Morgan Chase & Co.	1,615,892
23,600	Prudential Financial, Inc.	2,130,136

		13,181,670

Health Care (16.5%):
43,050	Abbott Laboratories	2,402,190
19,850	Allergan, Inc.	2,199,777
49,100	Baxter International, Inc.	2,586,097
39,300	Celgene Corp. * ^	2,061,678
31,700	Gilead Sciences, Inc. * ^	2,425,050
37,150	Hologic, Inc. * ^	2,141,326
30,400	Novartis AG, ADR	1,660,752
39,300	Roche Holding AG, ADR ^	3,460,640
78,600	Schering-Plough Corp.	2,005,086
57,700	Shire plc ^	3,571,630
24,100	Stryker Corp.	1,598,312
29,600	Vertex Pharmaceuticals, Inc. *	829,984

Shares
or
Principal	Security	Fair
Amount	Description	Value
		26,942,522

Integrated Oils (2.2%):
35,350	Exxon Mobil Corp.	2,667,157
10,250	Marathon Oil Corp.	1,013,008

		3,680,165

Materials & Processing (4.1%):
79,300	ABB Ltd., ADR ^	1,362,374
21,600	Allegheny Technologies, Inc.	2,304,504
39,300	Monsanto Co.	2,159,928
20,050	Tenaris SA, ADR	920,295

		6,747,101

Other (0.9%):
32,650	Honeywell International, Inc.	1,503,859

Other Energy (3.2%):
25,550	Cameron International, Corp. *	1,604,285
24,100	Devon Energy Corp.	1,668,202
28,500	Schlumberger, Ltd.	1,969,350

		5,241,837

Producer Durables (8.6%):
23,600	Danaher Corp.	1,686,220
14,300	Deere & Co. ^	1,553,552
47,150	Emerson Electric Co.	2,031,694
31,450	Lockheed Martin Corp.	3,051,278
19,650	Manitowoc Co., Inc. ^	1,248,365
27,500	Precision Castparts Corp. ^	2,861,375
31,450	Raytheon Co.	1,649,867

		14,082,351

Technology (26.2%):
59,700	Adobe Systems, Inc. *	2,489,490
52,900	Akamai Technologies, Inc. * ^	2,640,768
88,400	America Movil, ADR	4,224,635
58,950	American Tower Corp., Class A *	2,296,103
32,350	Apple Computer, Inc. *	3,005,639
48,700	Broadcom Corp. *	1,561,809
176,850	Cisco Systems, Inc. *	4,514,980
35,950	Cognizant Technology Solutions Corp. *	3,173,307
101,350	EMC Corp. *	1,403,698
7,150	Google, Inc., Class A *	3,275,843
98,250	Hewlett-Packard Co.	3,943,754
29,550	Infosys Technologies, Ltd., ADR ^	1,484,888
78,600	Intel Corp.	1,503,618
17,550	International Business Machines Corp.	1,654,263
31,950	KLA-Tencor Corp.	1,703,574
19,650	MEMC Electronic Materials, Inc. *	1,190,397
11,800	Research in Motion, Ltd. *	1,610,582
11,900	Vimpel-Communications, ADR *	1,128,596

		42,805,944

Total Common Stocks (Cost $125,069,270)		152,762,113

Collateral for Securities on Loan (8.8%):
14,398,763	Northern Trust Liquid Institutional Asset Portfolio	14,398,763

Total Collateral for Securities on Loan (Cost $14,398,763)		14,398,763

U.S. Government Agency Securities (4.9%):
Federal Home Loan Bank — Discount Note (4.9%):
8,100,000	5.00%, 4/2/07 (b)	8,098,875

Total U.S. Government Agency Securities (Cost $8,098,875)		8,098,875

Deposit Account (0.0%):

Shares
or
Principal	Security	Fair
Amount	Description	Value
25,083	TNT Offshore Deposit Account	25,083

Total Deposit Account (Cost $25,083)		25,083

Total Investments (Cost $147,591,991) (a) — 107.0%		175,284,834
Net other assets (liabilities) — (7.0)%		(11,504,517)

NET ASSETS — 100.0%		$163,780,317

Percentages indicated are based on net assets of $163,780,317.

*	Non-income producing security.

^	All or a portion of security is loaned as of March 31, 2007.

ADR — American Depositary Receipt
(a)   Cost for federal income tax purposes is $147,625,797. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$28,626,781
Unrealized depreciation	(967,744)

Net unrealized appreciation	$27,659,037

(b) The rate presented represents the effective yield at March 31, 2007.
The following represents the concentrations by country as of March 31, 2007 based upon the total fair value of investments.

Country	Percentage
United States	84.1%
Switzerland	4.0%
Mexico	3.3%
United Kingdom	2.9%
Netherlands	1.2%
Canada	1.0%
Bermuda	1.0%
India	0.9%
Russian Federation	0.7%
Luxembourg	0.6%
Japan	0.3%

100.0%

See notes to schedules of portfolio investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS
MARCH 31, 2007 (UNAUDITED)
1. Organization
The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware business trust on July 13, 1999. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of 33 separate investment portfolios (individually a “Fund” and collectively, the “Funds”), each of which is a series of the Trust, as follows:
•	AZL AIM Basic Value Fund

•	AZL AIM International Equity Fund

•	AZL Columbia Technology Fund

•	AZL Davis NY Venture Fund

•	AZL Dreyfus Founders Equity Growth Fund

•	AZL Dreyfus Premier Small Cap Value Fund

•	AZL First Trust Target Double Play Fund

•	AZL Franklin Small Cap Value Fund

•	AZL Jennison 20/20 Focus Fund

•	AZL Jennison Growth Fund

•	AZL Legg Mason Growth Fund

•	AZL Legg Mason Value Fund

•	AZL LMP Large Cap Growth Fund

•	AZL LMP Small Cap Growth Fund

•	AZL Money Market Fund

•	AZL Neuberger Berman Regency Fund

•	AZL OCC Opportunity Fund

•	AZL OCC Renaissance Fund

•	AZL OCC Value Fund

•	AZL Oppenheimer Developing Markets Fund

•	AZL Oppenheimer Global Fund

•	AZL Oppenheimer International Growth Fund

•	AZL Oppenheimer Main Street Fund

•	AZL PIMCO Fundamental IndexPLUS Total Return Fund

•	AZL TargetPLUS Equity Fund

•	AZL Van Kampen Aggressive Growth Fund

•	AZL Van Kampen Comstock Fund

•	AZL Van Kampen Equity and Income Fund

•	AZL Van Kampen Global Franchise Fund

•	AZL Van Kampen Global Real Estate Fund

•	AZL Van Kampen Growth and Income Fund

•	AZL Van Kampen Mid Cap Growth Fund

•	AZL Van Kampen Strategic Growth Fund
All the Funds in the Trust, except the AZL First Trust Target Double Play Fund, AZL Legg Mason Growth Fund, AZL Legg Mason Value Fund, AZL Van Kampen Global Franchise Fund, and AZL Van Kampen Global Real Estate Fund, are diversified funds under the 1940 Act. The AZL First Trust Target Double Play Fund, AZL Legg Mason Growth Fund, AZL Legg Mason Value Fund, AZL Van Kampen Global Franchise Fund, and AZL Van Kampen Global Real Estate Fund are non-diversified funds, which mean they may concentrate their investments in the securities of a limited number of issuers.

The Trust is authorized to issue an unlimited number of shares of the Funds without par value. Shares of the Funds are available through the variable annuity contracts offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds may enter into contracts with its vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the preparation of its schedules of portfolio investments. The policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of the schedules requires management to make certain estimates and assumptions that affect the reported amounts at the date of the schedules. Actual results could differ from those estimates.
Security Valuation
Investments of the AZL Money Market Fund are valued, in accordance with Rule 2a-7 of the 1940 Act, at amortized cost, which approximates fair value. Under the amortized cost method, discounts or premiums are amortized on a constant basis to the maturity of the security.

Portfolio securities listed on a national exchange or exchanges for which market quotations are available are valued at their last quoted sale price on each business day. If there is no such reported sale, the most recently quoted bid price is used for long securities and the ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. Debt obligations with sixty days or less remaining until maturity are valued at their amortized cost. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price for long securities and the ask price is used for securities sold short. Other assets and securities for which no quotation is readily available or deemed unreliable are valued at fair value as determined in good faith by the Board of Trustees (“Trustees”) or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the New York Stock Exchange (4 PM Eastern Time). The Funds utilize a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.
Investment Transactions
Securities transactions are recorded no later than one business day after trade date throughout the period. However, for financial reporting purposes, securities transactions are recorded on trade date on the last business day of the reporting period.
Foreign Currency Translation
The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.
Risks Associated with Foreign Securities and Currencies
Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities. Certain foreign investments may also be subject to foreign withholding taxes.
Forward Foreign Currency Exchange Contracts
Each Fund (except for the AZL Dreyfus Premier Small Cap Value Fund, the AZL Franklin Small Cap Value Fund, the AZL First Trust Target Double Play Fund, the AZL Money Market Fund, the AZL Neuberger Berman Regency Fund, the AZL Oppenheimer Developing Markets Fund, and the AZL TargetPLUS Equity Fund) may enter into forward foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date, at which time realized gains and losses are recorded.
Mortgage Dollar Roll Transactions:
The AZL PIMCO Fundamental IndexPlus Total Return Fund may engage in dollar roll transactions with respect to mortgage securities issued by the Government National Mortgage Association, the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation. In a dollar roll transaction, the Fund sells a mortgage-backed security and simultaneously agrees to repurchase a similar security on a specified future date at an agreed upon price. During the roll period, the Fund will not be entitled to receive any interest or principal paid on the securities sold. The Fund is compensated for the lost interest on the securities sold by the difference between the sales price and the lower price for the future repurchase as well as by the interest earned on the reinvestment of the sales proceeds. The Fund may also be compensated by receipt of a commitment fee.
Futures Contracts
Each Fund (except for the AZL First Trust Target Double Play Fund, the AZL Money Market Fund, and the AZL TargetPLUS Fund) may enter into futures contracts. The Funds may use futures contracts to manage its exposure to the securities markets or to movements in market conditions or foreign exchange rates. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Funds are required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Funds. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Funds and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract.
Loan Participations and Assignments
The AZL OCC Renaissance Fund, the AZL OCC Value Fund, and the PIMCO Fundamental IndexPLUS Total Return Fund may invest in direct debt instruments which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. The Funds’ investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Funds have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Funds generally have no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Funds may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Funds purchase assignments from lenders it acquires direct rights against the borrower on the loan.
Options Contracts
Each Fund (except for the AZL First Trust Target Double Play Fund, the AZL Money Market Fund, and the AZL TargetPLUS Fund) may write call and put options on instruments in which it may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Funds’ exposure to the underlying instrument. When the Funds write a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying instrument to determine the realized gain or loss. A Fund as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Funds may not be able to enter into a closing transaction because of an illiquid market.
The following Funds may also purchase put and call options: the AZL Columbia Technology Fund, the AZL Dreyfus Premier Small Cap Value Fund, the AZL Jennison 20/20 Focus Fund, the AZL Jennison Growth Fund, the AZL Legg Mason Value Fund, the AZL LMP Small Cap Growth Fund, the OCC Renaissance Fund, the AZL OCC Value Fund, the AZL Oppenheimer Global Fund, the AZL Oppenheimer International Growth Fund, the AZL Oppenheimer Main Street Fund, the AZL PIMCO Fundamental IndexPLUS Total Return Fund, the AZL Van Kampen Aggressive Growth Fund, the AZL Van Kampen Comstock Fund, the AZL Van Kampen Equity and Income Fund, the AZL Global Franchise Fund, the AZL Van Kampen Growth and Income Fund, the AZL Mid Cap Growth Fund, and the AZL Strategic Growth Fund. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease the Fund’s exposure to the underlying instrument. A Fund pays a premium as an investment that is subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying instrument to determine the realized gain or loss.

Transactions in options written during the period ended March 31, 2007, were as follows:

	Number of
Written Option Transactions	Contracts	Premiums
Options outstanding at December 31, 2006	(1,072)	$(117,915)
Options written	(510)	(74,831)
Options exercised	—	—
Options bought back	210	21,602
Options expired	83	22,796

Options outstanding at March 31, 2007	(1,289)	$(148,348)

Swap Agreements
The AZL PIMCO Fundamental IndexPLUS Total Return Fund may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into total return, credit default and interest rate swap agreements to manage its exposure to market and credit risk. The value of swap agreements are equal to the Fund’s obligations (or rights) under swap agreements, which will generally be equal to the net amounts to be paid or received under the agreements based upon the relative values of the positions held by each party to the agreements.

Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty.

Credit default swap (CDS) agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified amount in the event of a default by a third party reference entity. A buyer of a CDS receives credit protection or sheds credit risk, whereas the seller of a CDS is selling credit protection or assuming credit risk. The seller typically receives a pre-determined periodic payment from the other party in consideration for guaranteeing to make a specific payment to the buyer should the third party reference entity suffer a default event. If a default event occurs, the seller would be required to pay the par value of a referenced debt obligation to the counterparty in exchange for a defaulted obligation. When entering into or closing a CDS position, a cash flow to account for market premiums or discounts (as compared to par value) is exchanged.

Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. Net periodic interest payments to be received or paid are accrued daily and are recorded as realized gains or losses in the Statement of Operations.

Swaps are marked to market daily using pricing sources approved by the Trustees and the change in value, if any, is recorded as unrealized gain or loss. Payments received or made at the beginning of the measurement period are recorded as realized gain or loss upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as a realized gain or loss. Net periodic payments received or paid by the Fund are included as part of realized gains (losses). Swap agreements involve, to varying degrees, elements of market risk and exposure to loss in excess of the amount reflected in the Schedule of Portfolio Investments. The notional amounts reflect the extent of the total investment exposure each Fund has under the swap agreement. The primary risks associated with the use of swap agreements are imperfect correlation between movements in the notional amount and the price of the underlying instruments and the inability of counterparties to perform. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.
Securities Lending
To generate additional income, each Fund may lend up to 331/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, or U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the fair value of securities loaned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by Allianz Life Advisers, LLC, the investment manager of the Funds to be of good standing and credit-worthy and when, in its judgment the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. At March 31, 2007, the Funds had the following amounts outstanding related to securities lending:

	Value of	Value of Loaned
	Collateral	Securities
AZL AIM Basic Value Fund	$20,526,590	$20,036,393
AZL AIM International Equity Fund	58,466,504	55,991,705
AZL Columbia Technology Fund	13,537,012	13,180,771
AZL Davis NY Venture Fund	55,200,776	53,797,142
AZL Dreyfus Founders Equity Growth Fund	15,217,698	14,880,721
AZL Dreyfus Premier Small Cap Value Fund	9,986,534	9,645,536
AZL Franklin Small Cap Value Fund	172,018,740	167,855,129
AZL Jennison 20/20 Focus Fund	45,749,207	44,334,223
AZL Jennison Growth Fund	3,414,482	3,319,090
AZL Legg Mason Growth Fund	6,230,330	6,072,621
AZL Legg Mason Value Fund	20,604,984	20,034,584
AZL LMP Large Cap Growth Fund	63,971,986	61,827,920
AZL LMP Small Cap Growth Fund	47,138,971	45,270,681
AZL Neuberger Berman Regency Fund	26,991,040	26,120,928
AZL OCC Opportunity Fund	52,306,204	49,559,813
AZL OCC Renaissance Fund	48,777,675	47,043,040
AZL OCC Value Fund	17,899,925	17,446,886
AZL Oppenheimer Developing Markets Fund	13,801,232	13,327,846
AZL Oppenheimer Global Fund	33,322,889	32,066,709
AZL Oppenheimer International Growth Fund	11,657,672	11,008,105
AZL Oppenheimer Main Street Fund	6,493,591	6,329,266
AZL PIMCO Fundamental IndexPLUS Total Return Fund	1,274,900	1,246,780
AZL Van Kampen Aggressive Growth Fund	26,858,555	26,087,677
AZL Van Kampen Comstock Fund	89,366,451	86,525,311
AZL Van Kampen Equity and Income Fund	44,484,535	43,565,942
AZL Van Kampen Global Franchise Fund	10,030,000	9,709,299
AZL Van Kampen Global Real Estate Fund	36,791,755	35,746,860
AZL Van Kampen Growth & Income Fund	31,964,032	31,315,574
AZL Van Kampen Mid Cap Growth Fund	121,019,140	117,765,719
AZL Van Kampen Strategic Growth Fund	14,398,763	14,017,390
Northern Trust Company is the Securities Lending Agent for the Funds (except for the AZL Dreyfus Premier Small Cap Value Fund, the AZL LMP Large Cap Growth Fund, the AZL OCC Opportunity Fund, the AZL OCC Renaissance Fund, the AZL Oppenheimer International Growth Fund, the AZL Van Kampen Comstock Fund, and the AZL Van Kampen Global Franchise Fund). The Funds received cash and non-cash collateral for securities loaned. The cash was invested in the Northern Institutional Liquid Asset Portfolio and the non-cash collateral represented short term instruments from Goldman Sachs as well as U.S. Treasury Bonds and U.S. Treasury Notes at March 31, 2007. Information on the investment of cash collateral is shown in the Schedules of Portfolio Investments.

Dresdner Kleinwort, an affiliate of Allianz, is the Securities Lending Agent for the AZL Dreyfus Premier Small Cap Value Fund, the AZL LMP Large Cap Growth Fund, the AZL OCC Opportunity Fund, the AZL OCC Renaissance Fund, the AZL Oppenheimer International Growth Fund, the AZL Van Kampen Comstock Fund, and the AZL Van Kampen Global Franchise Fund. These Funds received cash collateral for securities loaned. The cash was invested in the Allianz Dresdner Daily Asset Fund at March 31, 2007. Information on the investment of cash collateral is shown in the Schedules of Portfolio Investments.
Real Estate Investment Trusts
The Funds may own shares of real estate investment trusts (“REITS”) which report information on the source of their distributions annually. Certain distributions received from REITS during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.
3. Restricted Securities
A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144 under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Board of Trustees. Not all restricted securities are considered illiquid.

At March 31, 2007, the AZL Columbia Technology Fund held restricted securities representing 0.42% of net assets, which have been deemed illiquid. The illiquid securities held as of March 31, 2007 are identified below:

	Acquisition	Acquisition
Security	Date	Cost	Shares	Fair Value
Energy Conversion Devices, Inc.	12/7/2004	$194,429	6,000	$209,640

At March 31, 2007, the AZL Money Market Fund held restricted securities representing 3.98% of net assets, which have been deemed illiquid. The illiquid securities held as of March 31, 2007 are identified below:

			Principal
			Amount or
	Acquisition	Acquisition	Number of
Security	Date	Cost	Contracts	Fair Value
Caterpillar, Inc., 5.31%, 4/27/07	3/9/2007	$10,000,000	$10,000,000	$10,000,000
Cargill, Inc., 5.31%, 4/30/07	3/19/2007	2,000,000	2,000,000	2,000,000
Cargill Global Funding plc, 5.32%, 4/30/07	3/30/2007	8,000,000	8,000,000	8,000,000

At March 31, 2007, the AZL PIMCO Fundamental IndexPlus Total Return Fund held restricted securities, representing 0.74% of net assets, which have been deemed illiquid. The illiquid securities held as of March 31, 2007 are identified below:

			Principal Amount or
Security	Acquisition Date	Acquisition Cost	Number of Contracts	Fair Value
DG Funding Trust, Preferred Stock	10/11/2006	$361,688	$34	$357,956

Purchased Options:
1-Year Interest Rate Swap (OTC), Receive 3-Month GBP-LIBOR	6/7/2006	8,800	200	13,012
Floating Rate Index Strike @ 5.25, Exp. 06/07/2007
1-Year Interest Rate Swap (OTC), Receive 3-Month USD-LIBOR	6/29/2006	9,600	200	22,176
Floating Rate Index Strike @ 5.50, Exp. 06/30/2007
1-Year Interest Rate Swap (OTC), Receive 3-Month USD-LIBOR	8/3/2006	20,960	400	28,177
Floating Rate Index Strike @ 5.25, Exp. 07/02/2007
1-Year Interest Rate Swap (OTC), Receive 3-Month GBP-LIBOR	9/21/2006	486	20	3
Floating Rate Index Strike @ 5.08, Exp. 06/15/2007
1-Year Interest Rate Swap (OTC), Receive 3-Month USD-LIBOR	10/25/2006	8,050	200	10,253
Floating Rate Index Strike @ 4.90, Exp. 10/29/2007
1-Year Interest Rate Swap (OTC), Receive 3-Month USD-LIBOR	11/3/2006	14,800	400	11,709
Floating Rate Index Strike @ 4.90, Exp. 7/02/2007
1-Year Interest Rate Swap (OTC), Receive 3-Month USD-LIBOR	1/22/2007	9,918	200	14,587
Floating Rate Index Strike @ 5.00, Exp. 02/01/2008
1-Year Interest Rate Swap (OTC), Receive 3-Month USD-LIBOR	12/22/2006	8,145	200	5,875
Floating Rate Index Strike @ 4.80, Exp. 08/08/2007
1-Year Interest Rate Swap (OTC), Receive 3-Month USD-LIBOR	2/27/2007	6,375	500	8,451
Floating Rate Index Strike @ 5.00, Exp. 08/08/2007
1-Year Interest Rate Swap (OTC), Receive 3-Month USD-LIBOR	3/7/2007	15,355	480	26,552
Floating Rate Index Strike @ 4.75, Exp. 03/31/2008

Item 2. Controls and Procedures.
(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Allianz Variable Insurance Products Trust

By (Signature and Title)*	/s/ Troy A. Sheets Troy A. Sheets
Treasurer
Date May 25, 2007
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jeffrey Kletti Jeffrey Kletti
President
Date May 25, 2007

By (Signature and Title)*	/s/ Troy A. Sheets Troy A. Sheets
Treasurer
Date May 25, 2007

*      Print the name and title of each signing officer under his or her signature.